UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue

32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue

32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2020

Date of reporting period: September 30, 2019

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended [17 CFR § 270.30e-1], are attached hereto.

Semi-Annual Report

KraneShares CICC China Leaders 100 Index ETF

KraneShares CSI China Internet ETF

KraneShares Bosera MSCI China A Share ETF

KraneShares E Fund China Commercial Paper ETF

KraneShares MSCI All China Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares MSCI China Environment Index ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

KraneShares Emerging Markets Healthcare Index ETF

KraneShares MSCI Emerging Markets ex China Index ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (if you hold your Fund shares directly with the Fund) or from your financial intermediary, such as a broker-dealer or bank (if you hold your Fund shares through a financial intermediary). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your Fund shares directly with the Fund, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting the Fund at 855-857-2638 or, if you hold your Fund shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your Fund shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at 855-857-2638 or, if you hold your Fund shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the KraneShares Funds you hold directly with series of the Trust or through your financial intermediary, as applicable.

September 30, 2019

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month year ended June 30, are available (i) without charge, upon request, by calling 855-857-2638; and (ii) on the Commission’s website at http://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in large Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — 99.4%‡
CHINA — 99.4%
Communication Services — 0.7%
China South Publishing & Media Group, Cl A	5,400	$9,150
Shanghai Oriental Pearl Group, Cl A	15,800	20,244
		29,394
Consumer Discretionary — 9.3%
Dashang, Cl A	1,400	5,085
Fuyao Glass Industry Group, Cl A	11,000	33,087
Hisense Home Appliances Group, Cl A	3,000	4,558
HLA, Cl A	13,900	15,805
Joyoung, Cl A	2,300	7,047
KingClean Electric, Cl A	600	1,841
Lao Feng Xiang, Cl A	1,000	6,863
Midea Group, Cl A	30,500	218,248
Rainbow Department Store, Cl A	3,800	6,375
Shanghai Jinjiang International Hotels Development, Cl A	1,300	4,214
TCL, Cl A	80,500	40,130
Wuchan Zhongda Group, Cl A	13,100	10,053
Zhejiang Hangmin, Cl A	4,060	3,451
Zhejiang Meida Industrial, Cl A	1,800	3,244
Zhejiang Semir Garment, Cl A	4,000	6,923
		366,924
Consumer Staples — 17.3%
By-health, Cl A	7,000	18,154
Chacha Food, Cl A	1,900	6,782
Henan Shuanghui Investment & Development, Cl A	8,300	28,708
Inner Mongolia Yili Industrial Group, Cl A	46,700	186,507
Jiangsu Yanghe Brewery Joint-Stock, Cl A	4,700	68,448
Luzhou Laojiao, Cl A	5,700	68,021
Wuliangye Yibin, Cl A	14,300	259,920

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares CICC China Leaders 100 Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Yixintang Pharmaceutical Group, Cl A	1,500	$4,707
Yonghui Superstores, Cl A	28,200	35,106
		676,353
Energy — 1.5%
China Shenhua Energy, Cl A	19,400	51,018
Huolinhe Opencut Coal Industry of Inner Mongolia, Cl A	5,100	5,835
		56,853
Financials — 44.0%
Agricultural Bank of China, Cl A	296,800	143,804
Bank of China, Cl A	163,600	82,015
Bank of Communications, Cl A	213,800	163,167
Bohai Leasing, Cl A*	14,200	7,119
China Construction Bank, Cl A	52,200	51,095
China Life Insurance, Cl A	13,800	53,104
China Merchants Bank, Cl A	43,500	211,676
China Merchants Securities, Cl A	22,000	50,678
CITIC Securities, Cl A	60,000	188,876
GF Securities, Cl A*	20,000	38,005
Guotai Junan Securities, Cl A	34,900	85,867
Huatai Securities, Cl A	24,800	66,296
Industrial & Commercial Bank of China, Cl A	167,900	130,018
Industrial Bank, Cl A	80,200	196,873
Ping An Insurance Group of China, Cl A	18,200	221,829
Shenwan Hongyuan Group, Cl A	49,000	32,798
		1,723,220
Health Care — 2.9%
China Animal Healthcare*(A)(B)(C)	4,000	—
China Resources Sanjiu Medical & Pharmaceutical, Cl A	3,000	12,237
Huadong Medicine, Cl A	6,000	22,013
Jilin Aodong Pharmaceutical Group, Cl A	5,000	10,783
KPC Pharmaceuticals, Cl A	4,200	6,258
Livzon Pharmaceutical Group, Cl A	2,480	9,217
Shandong Buchang Pharmaceuticals, Cl A	4,810	12,845
Shanghai Pharmaceuticals Holding, Cl A	8,900	22,683
Sunflower Pharmaceutical Group, Cl A	2,100	4,246
Tasly Pharmaceutical Group, Cl A	7,000	15,272
		115,554
Industrials — 9.6%
China State Construction Engineering, Cl A	164,800	125,310
CNHTC Jinan Truck, Cl A	2,000	4,103
CRRC, Cl A	75,200	77,083
Henan Zhongyuan Expressway, Cl A	7,100	4,067
Shanghai Construction Group, Cl A	33,600	15,950
Shanghai International Port Group, Cl A	23,300	18,565
Shanghai Tunnel Engineering, Cl A	14,200	11,712
Sichuan Road & Bridge, Cl A	16,200	7,328
Sieyuan Electric, Cl A	3,600	5,586
TangShan Port Group, Cl A	22,400	7,716
Weichai Power, Cl A	35,000	54,990

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares CICC China Leaders 100 Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Wolong Electric Group, Cl A	4,900	$5,702
Xiamen ITG Group, Cl A	10,200	10,484
Zhejiang Yankon Group, Cl A	6,800	4,142
Zhengzhou Yutong Bus, Cl A	10,200	19,854
		372,592
Information Technology — 0.9%
Aisino, Cl A	8,400	24,643
Hanergy Thin Film Power Group*(A)(B)(C)	65,064	—
Hangzhou First Applied Material, Cl A	800	5,086
Shenzhen Everwin Precision Technology, Cl A	4,100	8,147
		37,876
Materials — 4.0%
Anhui Conch Cement, Cl A	15,600	90,307
China Lumena New Materials*(A)(B)(C)	28,720	—
Guangdong Tapai Group, Cl A	2,800	3,772
ORG Technology, Cl A*	8,000	5,276
Shenzhen Jinjia Group, Cl A	6,800	9,151
Tianhe Chemicals Group*(A)(B)(C)	40,000	—
Xinyangfeng Agricultural Technology, Cl A	4,000	5,769
Zhejiang Longsheng Group, Cl A	20,400	40,165
		154,440
Real Estate — 6.8%
Beijing Capital Development, Cl A	9,400	10,688
Beijing Urban Construction Investment & Development, Cl A	9,240	9,083
China Fortune Land Development, Cl A	13,600	51,363
Financial Street Holdings, Cl A	8,000	8,626
Gemdale, Cl A	17,300	27,981
Oceanwide Holdings, Cl A	11,700	7,078
Poly Developments and Holdings Group, Cl A	55,000	110,136
RiseSun Real Estate Development, Cl A	13,500	15,653
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	6,420	12,280
Zhongtian Financial Group, Cl A	30,000	14,157
		267,045
Utilities — 2.4%
SDIC Power Holdings, Cl A	32,000	40,374
Shanghai Dazhong Public Utilities Group, Cl A	14,600	9,977
Shanghai Electric Power, Cl A	7,900	8,728
Shenergy, Cl A	21,600	16,787
Zhejiang Zheneng Electric Power, Cl A	31,300	17,094
		92,960
TOTAL COMMON STOCK (Cost $3,804,492)		3,893,211

TOTAL INVESTMENTS — 99.4% (Cost $3,804,492)		3,893,211
OTHER ASSETS LESS LIABILITIES — 0.6%		24,879
NET ASSETS — 100%		$3,918,090

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares CICC China Leaders 100 Index ETF (concluded)

‡      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

(A)   Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2019 was $0 and represents 0.0% of Net Assets.

(B)   Level 3 security in accordance with fair value hierarchy.

(C)  Security considered illiquid. The total value of such securities as of September 30, 2019 was $0 and represents 0.0% of Net Assets.

Cl — Class

The following summarizes the market value of the Fund’s investments used as of September 30, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$29,394	$—	$—	$29,394
Consumer Discretionary	366,924	—	—	366,924
Consumer Staples	676,353	—	—	676,353
Energy	56,853	—	—	56,853
Financials	1,723,220	—	—	1,723,220
Health Care	115,554	—	—	115,554
Industrials	372,592	—	—	372,592
Information Technology	37,876	—	—	37,876
Materials	154,440	—	—	154,440
Real Estate	267,045	—	—	267,045
Utilities	92,960	—	—	92,960
Total Common Stock	3,893,211	—	—	3,893,211
Total Investments in Securities	$3,893,211	$—	$—	$3,893,211

^    A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets

For the period ended September 30, 2019, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2019, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2019, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 102.4%‡
CHINA — 87.4%
Communication Services — 47.2%
58.com ADR*	966,170	$47,641,843
Autohome ADR*	557,979	46,384,794
Baidu ADR*	1,100,903	113,128,792
Bilibili ADR*	1,822,830	25,738,360
Bitauto Holdings ADR*	345,998	5,179,590
HUYA ADR*	597,347	14,121,283
iQIYI ADR*(A)	2,700,713	43,562,501
Momo ADR	1,510,648	46,799,875
NetEase ADR	233,612	62,182,842
Qutoutiao ADR(A)	1,380,877	5,109,245
SINA*	642,900	25,195,251
Sogou ADR*(A)	708,297	3,498,987
Tencent Holdings	3,578,575	150,731,620
Tencent Music Entertainment Group ADR*	4,365,782	55,751,036
Weibo ADR*(A)	631,793	28,272,737
YY ADR*	616,139	34,645,496
		707,944,252
Consumer Discretionary — 34.4%
Alibaba Group Holding ADR*	879,155	147,021,091
Baozun ADR*(A)	379,147	16,189,577
Ctrip.com International ADR*	1,815,235	53,168,233
JD.com ADR*	3,473,687	97,992,710
Pinduoduo ADR*	3,092,357	99,635,742
TAL Education Group ADR*	1,719,274	58,867,942
Uxin ADR(A)	1,657,093	4,059,878
Vipshop Holdings ADR*	4,435,403	39,563,795
		516,498,968
Financials — 3.2%
360 Finance ADR(A)	162,392	1,445,289
Fanhua ADR(A)	451,122	12,013,379
LexinFintech Holdings ADR*(A)	751,329	7,535,830
PPDAI Group ADR	1,756,208	5,093,003
Qudian ADR*	1,915,255	13,196,107
Yirendai ADR*(A)	117,304	823,474
ZhongAn Online P&C Insurance, Cl H*(A)	3,398,700	8,020,505
		48,127,587

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Industrials — 1.4%
51job ADR*	290,287	$21,481,238
Information Technology — 1.2%
Kingsoft	8,133,000	17,263,199
TOTAL CHINA		1,311,315,244
HONG KONG — 15.0%
Communication Services — 3.0%
Alibaba Pictures Group*	139,544,000	22,606,434
China Literature*(A)	3,510,600	11,934,267
iDreamSky Technology Holdings*(A)	4,196,800	2,259,165
NetDragon Websoft Holdings	2,400,815	5,585,997
Wise Talent Information Technology*	1,310,800	3,086,635
		45,472,498
Consumer Discretionary — 11.2%
Meituan Dianping, Cl B*	13,592,300	138,880,938
Tongcheng-Elong Holdings*	19,038,800	29,240,395
		168,121,333
Financials — 0.4%
Yixin Group*	23,398,500	5,462,058
Information Technology — 0.4%
Weimob*	14,375,000	6,454,576
TOTAL HONG KONG		225,510,465
TOTAL COMMON STOCK (Cost $1,682,853,008)		1,536,825,709
SHORT-TERM INVESTMENT(B)(C) — 6.9%
Invesco Government & Agency Portfolio, Cl Institutional, 2.270%	104,328,298	104,328,298
TOTAL SHORT-TERM INVESTMENT (Cost $104,328,298)		104,328,298

TOTAL INVESTMENTS — 109.3% (Cost $1,787,181,306)		1,641,154,007
OTHER ASSETS LESS LIABILITIES — (9.3)%		(139,650,975)
NET ASSETS — 100%		$1,501,503,032

‡      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

(A)   This security or a partial position of this security is on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $101,348,781.

(B)   The rate shown is the 7-day effective yield as of September 30, 2019.

(C)   This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2019 was $104,328,298.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 99.9%
Communication Services — 1.8%
Beijing Enlight Media, Cl A	448,660	$588,060
China Film, Cl A	237,921	514,742
China South Publishing & Media Group, Cl A	274,648	465,362
China United Network Communications, Cl A	4,747,220	3,995,238
Chinese Universe Publishing and Media Group, Cl A	210,736	385,399
CITIC Guoan Information Industry, Cl A	599,497	303,056
Giant Network Group, Cl A	206,380	546,208
Mango Excellent Media, Cl A	106,785	684,266
Perfect World, Cl A	134,049	519,963
Shanghai Oriental Pearl Group, Cl A	525,006	672,689
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	325,004	820,565
Youzu Interactive, Cl A	135,927	302,644
		9,798,192
Consumer Discretionary — 7.2%
Anhui Zhongding Sealing Parts, Cl A	186,700	226,408
BTG Hotels Group, Cl A	149,675	351,908
BYD, Cl A	277,258	1,893,890
Changzhou Xingyu Automotive Lighting Systems, Cl A	42,201	455,919
China Grand Automotive Services Group, Cl A	1,251,587	674,762
China International Travel Service, Cl A	298,607	3,891,274
China Shipbuilding Industry Group Power, Cl A	262,490	840,268
Chongqing Changan Automobile, Cl A	596,520	618,973
Fuyao Glass Industry Group, Cl A	306,335	921,424
Global Top E-Commerce, Cl A	238,300	253,276
Gree Electric Appliances of Zhuhai, Cl A	459,968	3,690,720
Guangzhou Automobile Group, Cl A	363,696	624,902
Haier Smart Home, Cl A	932,468	1,997,810
Hangzhou Robam Appliances, Cl A	145,141	534,533
HLA, Cl A	458,092	520,880

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Huayu Automotive Systems, Cl A	482,179	$1,586,737
Liaoning Cheng Da, Cl A*	233,938	433,401
Midea Group, Cl A	527,002	3,771,047
NanJi E-Commerce, Cl A*	375,400	541,978
NavInfo, Cl A	300,235	684,454
Ningbo Joyson Electronic, Cl A*	203,275	493,585
Oppein Home Group, Cl A	42,791	667,883
SAIC Motor, Cl A	1,191,166	3,966,550
Shandong Linglong Tyre, Cl A	183,519	523,738
Shanghai Jinjiang International Hotels Development, Cl A	81,800	265,175
Shanghai Yuyuan Tourist Mart Group, Cl A	494,669	564,548
Shenzhen Overseas Chinese Town, Cl A	1,254,675	1,235,138
Songcheng Performance Development, Cl A	222,136	869,109
Suning.com, Cl A	1,423,783	2,065,534
Suofeiya Home Collection, Cl A	141,184	338,468
TCL, Cl A	2,072,200	1,033,024
Visual China Group, Cl A	107,100	306,849
Wanxiang Qianchao, Cl A	421,033	305,404
Weifu High-Technology Group, Cl A	127,974	293,538
Wuchan Zhongda Group, Cl A	658,630	505,418
Zhejiang Semir Garment, Cl A	275,300	476,490
Zhejiang Supor, Cl A	83,694	840,667
Zhejiang Wanfeng Auto Wheel, Cl A	334,466	330,195
		39,595,877
Consumer Staples — 14.9%
Angel Yeast, Cl A	125,981	477,201
Anhui Gujing Distillery, Cl A	58,703	945,338
Anhui Kouzi Distillery, Cl A	91,800	717,051
Beijing Dabeinong Technology Group, Cl A	648,900	415,263
Beijing Shunxin Agriculture, Cl A	113,410	828,357
Beijing Yanjing Brewery, Cl A	431,100	350,738
Chongqing Fuling Zhacai Group, Cl A	120,700	377,420
Foshan Haitian Flavouring & Food, Cl A	344,158	5,296,926
Fujian Sunner Development, Cl A	158,011	545,644
Guangdong Haid Group, Cl A	241,821	1,059,905
Heilongjiang Agriculture, Cl A	271,900	368,945
Henan Shuanghui Investment & Development, Cl A	420,509	1,454,458
Inner Mongolia Yili Industrial Group, Cl A	932,419	3,723,826
Jiangsu King’s Luck Brewery JSC, Cl A	191,807	868,090
Jiangsu Yanghe Brewery Joint-Stock, Cl A	230,508	3,356,975
Jiangxi Zhengbang Technology, Cl A	362,700	767,434
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	121,851	723,987
Kweichow Moutai, Cl A	192,148	30,943,007
Laobaixing Pharmacy Chain JSC, Cl A	43,829	464,792
Luzhou Laojiao, Cl A	223,975	2,672,821
Muyuan Foodstuff, Cl A	265,708	2,623,146
New Hope Liuhe, Cl A	644,792	1,550,311
Shanghai Jahwa United, Cl A	102,700	493,999
Shanxi Xinghuacun Fen Wine Factory, Cl A	133,326	1,443,375

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Sichuan Swellfun, Cl A	74,722	$474,206
Tech-Bank Food, Cl A	177,350	286,096
Tongwei, Cl A	593,780	1,059,312
Tsingtao Brewery, Cl A	106,424	722,787
Wens Foodstuffs Group	812,529	4,230,357
Wuliangye Yibin, Cl A	593,668	10,790,638
Yonghui Superstores, Cl A	1,463,671	1,822,107
Yuan Longping High-tech Agriculture, Cl A	201,388	353,639
		82,208,151
Energy — 2.3%
China Merchants Energy Shipping, Cl A	927,800	619,729
China Petroleum & Chemical, Cl A	3,897,084	2,739,506
China Shenhua Energy, Cl A	672,576	1,768,747
Guanghui Energy, Cl A	1,039,005	483,042
Jizhong Energy Resources, Cl A	540,400	264,857
Offshore Oil Engineering, Cl A	676,187	510,369
PetroChina, Cl A	2,476,355	2,146,507
Shaanxi Coal Industry, Cl A	1,274,469	1,558,018
Shandong Xinchao Energy, Cl A*	1,040,000	292,724
Shanxi Lu’an Environmental Energy Development, Cl A	457,462	463,791
Shanxi Xishan Coal & Electricity Power, Cl A	481,946	396,830
Yang Quan Coal Industry Group, Cl A	367,800	265,760
Yantai Jereh Oilfield Services Group, Cl A	146,506	554,126
Yanzhou Coal Mining, Cl A	377,200	562,536
		12,626,542
Financials — 27.2%
Agricultural Bank of China, Cl A	11,392,207	5,519,666
Anxin Trust, Cl A	836,431	551,671
Avic Capital, Cl A	1,372,800	897,745
Bank of Beijing, Cl A	3,233,552	2,427,020
Bank of Chengdu, Cl A	552,400	629,661
Bank of China, Cl A	5,372,200	2,693,171
Bank of Communications, Cl A	6,002,814	4,581,210
Bank of Guiyang, Cl A	492,127	586,456
Bank of Hangzhou, Cl A	784,591	928,387
Bank of Jiangsu, Cl A	1,765,564	1,658,956
Bank of Nanjing, Cl A	1,297,209	1,560,386
Bank of Ningbo, Cl A	796,616	2,812,229
Bank of Shanghai, Cl A	2,172,649	2,844,657
Caitong Securities, Cl A	548,909	765,576
Changjiang Securities, Cl A	845,705	828,983
China CITIC Bank, Cl A	867,934	685,480
China Construction Bank, Cl A	1,467,226	1,436,161
China Everbright Bank, Cl A	6,088,384	3,359,132
China Life Insurance, Cl A	424,639	1,634,050
China Merchants Bank, Cl A	3,154,929	15,352,291
China Merchants Securities, Cl A	874,590	2,014,648
China Minsheng Banking, Cl A	5,423,410	4,571,911
China Pacific Insurance Group, Cl A	961,486	4,694,871

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
CITIC Securities, Cl A	1,504,643	$4,736,511
Dongxing Securities, Cl A	421,780	646,739
East Money Information, Cl A	1,027,020	2,125,603
Everbright Securities, Cl A	597,433	947,868
First Capital Securities, Cl A	535,637	477,042
Founder Securities, Cl A	1,259,006	1,214,719
GF Securities, Cl A*	905,228	1,720,151
Guosen Securities, Cl A	627,041	1,078,259
Guotai Junan Securities, Cl A	1,149,481	2,828,150
Guoyuan Securities, Cl A	514,668	615,480
Haitong Securities, Cl A	1,237,587	2,478,224
Hithink RoyalFlush Information Network, Cl A	82,200	1,141,859
Huaan Securities, Cl A	553,754	477,668
Huatai Securities, Cl A	998,995	2,670,534
Huaxi Securities, Cl A	401,431	552,016
Huaxia Bank, Cl A	1,961,027	2,026,603
Hubei Biocause Pharmaceutical, Cl A	755,641	745,991
Industrial & Commercial Bank of China, Cl A	8,246,626	6,386,019
Industrial Bank, Cl A	3,177,062	7,798,955
Industrial Securities, Cl A	1,024,144	892,032
New China Life Insurance, Cl A	318,966	2,173,875
Northeast Securities, Cl A	357,900	407,456
Orient Securities, Cl A	912,535	1,303,402
Pacific Securities, Cl A	1,042,500	499,265
Ping An Bank, Cl A	2,625,948	5,732,724
Ping An Insurance Group of China, Cl A	1,656,681	20,192,337
SDIC Capital, Cl A	538,765	940,040
Sealand Securities, Cl A	644,712	445,986
Shanghai AJ Group, Cl A	248,000	301,439
Shanghai Pudong Development Bank, Cl A	4,488,971	7,442,645
Shanxi Securities, Cl A	432,646	475,588
Shenwan Hongyuan Group, Cl A	3,446,581	2,306,987
Sinolink Securities, Cl A	462,500	564,103
SooChow Securities, Cl A	458,787	594,267
Southwest Securities, Cl A	863,300	545,214
Western Securities, Cl A	535,589	668,249
Xishui Strong Year Inner Mongolia, Cl A	167,142	204,328
Zheshang Securities, Cl A	424,800	514,552
		149,907,198
Health Care — 8.2%
Aier Eye Hospital Group, Cl A	473,896	2,353,819
Beijing SL Pharmaceutical, Cl A	157,150	274,636
Beijing Tiantan Biological Products, Cl A	159,828	635,400
Beijing Tongrentang, Cl A	209,736	790,049
BGI Genomics, Cl A	61,220	548,487
Changchun High & New Technology Industry Group, Cl A	25,981	1,434,754
Chengdu Kanghong Pharmaceutical Group, Cl A	89,239	416,254
China National Accord Medicines, Cl A	57,111	347,807
China National Medicines, Cl A	116,900	446,077
China Reform Health Management and Services Group, Cl A*	137,500	337,723

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
China Resources Double Crane Pharmaceutical, Cl A	159,566	$272,602
China Resources Sanjiu Medical & Pharmaceutical, Cl A	149,685	610,587
Chongqing Zhifei Biological Products, Cl A	203,926	1,354,995
Dong-E-E-Jiao, Cl E	100,037	426,977
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	215,039	1,044,902
Guizhou Bailing Group Pharmaceutical, Cl A	215,789	313,355
Hangzhou Tigermed Consulting, Cl A	114,750	997,065
Huadong Medicine, Cl A	267,641	981,935
Hualan Biological Engineering, Cl A	214,550	1,030,508
Hubei Jumpcan Pharmaceutical, Cl A	124,580	494,049
Jafron Biomedical, Cl A	63,952	679,712
Jiangsu Hengrui Medicine, Cl A	676,368	7,641,485
Jiangsu Yuyue Medical Equipment & Supply, Cl A	153,317	463,738
Jilin Aodong Pharmaceutical Group, Cl A	177,845	383,523
Jinyu Bio-Technology, Cl A	177,400	468,764
Joincare Pharmaceutical Group Industry, Cl A	296,416	407,192
Jointown Pharmaceutical Group, Cl A	287,177	573,855
Lepu Medical Technology Beijing, Cl A	272,511	956,299
Livzon Pharmaceutical Group, Cl A	94,058	349,563
Meinian Onehealth Healthcare Holdings, Cl A	572,828	975,409
Shandong Buchang Pharmaceuticals, Cl A	176,260	470,688
Shanghai Fosun Pharmaceutical Group, Cl A	307,579	1,088,405
Shanghai Pharmaceuticals Holding, Cl A	294,135	749,630
Shenzhen Hepalink Pharmaceutical Group, Cl A	159,000	414,132
Shenzhen Kangtai Biological Products, Cl A	98,708	1,026,170
Shenzhen Mindray Bio-Medical Electronics, Cl A	61,948	1,600,141
Shenzhen Salubris Pharmaceuticals, Cl A	133,326	349,128
Shijiazhuang Yiling Pharmaceutical, Cl A	184,469	278,724
Sichuan Kelun Pharmaceutical, Cl A	220,169	797,285
Tasly Pharmaceutical Group, Cl A	231,358	504,755
Tonghua Dongbao Pharmaceutical, Cl A	311,071	762,301
Walvax Biotechnology, Cl A	235,153	888,755
Winning Health Technology Group, Cl A	248,100	551,704
WuXi AppTec, Cl A	224,479	2,725,358
Yifan Pharmaceutical, Cl A	184,621	346,688
Yunnan Baiyao Group, Cl A	159,230	1,695,715
Zhangzhou Pientzehuang Pharmaceutical, Cl A	92,250	1,316,086
Zhejiang Conba Pharmaceutical, Cl A	407,900	361,565
Zhejiang Huahai Pharmaceutical, Cl A	202,211	418,512
Zhejiang NHU, Cl A	328,617	984,305
		45,341,568
Industrials — 12.6%
AECC Aero-Engine Control, Cl A	175,200	334,394
AECC Aviation Power, Cl A	344,044	1,053,638
Air China, Cl A	609,436	682,727
AVIC Aircraft, Cl A	423,427	922,015
AVIC Electromechanical Systems, Cl A	551,890	503,109
AVIC Shenyang Aircraft, Cl A*	142,738	619,627
AVICOPTER, Cl A	90,200	567,381
Beijing New Building Materials, Cl A	258,416	651,359
The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Beijing Originwater Technology, Cl A	481,792	$452,701
China Aerospace Times Electronics, Cl A*	415,900	351,184
China Avionics Systems, Cl A	224,239	445,891
China Communications Construction, Cl A	419,224	593,507
China Eastern Airlines, Cl A	1,427,700	1,035,608
China Gezhouba Group, Cl A	704,264	574,954
China International Marine Containers Group, Cl A	232,820	331,892
China Meheco, Cl A	163,400	295,855
China National Chemical Engineering, Cl A	754,439	612,747
China Railway Construction, Cl A	1,759,242	2,330,481
China Railway Group, Cl A	2,850,200	2,394,724
China Railway Hi-tech Industry, Cl A	339,800	488,202
China Shipbuilding Industry, Cl A	3,499,099	2,699,831
China Southern Airlines, Cl A	1,315,402	1,221,239
China Spacesat, Cl A	180,831	548,733
China State Construction Engineering, Cl A	6,420,406	4,881,925
CMST Development, Cl A	336,400	233,179
Contemporary Amperex Technology, Cl A	111,899	1,120,369
COSCO SHIPPING Development, Cl A	1,213,078	426,374
COSCO SHIPPING Energy Transportation, Cl A	418,400	393,722
COSCO SHIPPING Holdings, Cl A*	986,864	657,799
CRRC, Cl A	3,720,556	3,813,711
Dalian Port PDA, Cl A	1,183,100	334,658
Daqin Railway, Cl A	2,273,610	2,416,499
Dongfang Electric, Cl A	420,726	542,610
Eve Energy, Cl A	148,400	631,529
Fangda Carbon New Material, Cl A*	411,880	670,202
Guangdong LY Intelligent Manufacturing, Cl A*	695,900	912,119
Guangshen Railway, Cl A	864,391	372,812
Guangzhou Baiyun International Airport, Cl A	316,509	995,019
Guoxuan High-Tech, Cl A	173,800	304,464
Hongfa Technology, Cl A	113,900	403,368
Inner Mongolia First Machinery Group, Cl A	258,400	381,022
Jiangsu Hengli Hydraulic, Cl A	134,937	727,479
Jiangsu Zhongtian Technology, Cl A	468,900	567,313
Juneyao Airlines, Cl A*	250,620	479,748
Metallurgical Corp of China, Cl A	2,730,321	1,066,711
NARI Technology, Cl A	706,834	2,024,135
Ningbo Zhoushan Port, Cl A	1,343,100	701,530
Power Construction Corp of China, Cl A	1,949,846	1,264,183
Sany Heavy Industry, Cl A	1,280,853	2,561,276
SF Holding, Cl A	180,184	994,630
Shanghai Construction Group, Cl A	1,361,811	646,465
Shanghai Electric Group, Cl A	1,228,160	863,351
Shanghai International Airport, Cl A	147,389	1,646,599
Shanghai International Port Group, Cl A	1,299,500	1,035,422
Shanghai M&G Stationery, Cl A	140,739	878,190
Shanghai Mechanical and Electrical Industry, Cl A	123,337	287,220
Shanghai Tunnel Engineering, Cl A	480,850	396,601
Shanghai Waigaoqiao Free Trade Zone Group, Cl A	119,132	297,280

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Shenzhen Inovance Technology, Cl A	254,215	$866,108
Siasun Robot & Automation, Cl A	238,583	482,097
Sinochem International, Cl A	414,136	287,063
Sinotrans, Cl A	669,800	398,624
Spring Airlines, Cl A	140,239	835,598
Suzhou Gold Mantis Construction Decoration, Cl A	409,341	519,902
TangShan Port Group, Cl A	906,300	312,202
TBEA, Cl A	568,050	517,046
Tian Di Science & Technology, Cl A	632,900	290,695
Tianjin Port, Cl A	307,345	265,116
Tus Environmental Science And Technology Development, Cl A	218,782	289,209
Weichai Power, Cl A	916,222	1,439,535
XCMG Construction Machinery, Cl A	1,198,087	743,226
Xiamen C & D, Cl A	433,618	528,269
Xinjiang Goldwind Science & Technology, Cl A	527,805	925,351
Yunda Holding, Cl A	227,009	1,093,529
Zhejiang Chint Electrics, Cl A	329,051	1,005,879
Zhejiang Sanhua Intelligent Controls, Cl A	422,995	779,507
Zhejiang Weixing New Building Materials, Cl A	240,586	535,669
Zhengzhou Yutong Bus, Cl A	338,549	658,969
Zoomlion Heavy Industry Science and Technology, Cl A	983,541	785,048
		69,199,955
Information Technology — 10.5%
360 Security Technology, Cl A	206,934	680,391
Aisino, Cl A	284,803	835,521
AVIC Jonhon Optronic Technology, Cl A	157,206	906,534
Beijing Shiji Information Technology, Cl A	136,018	751,402
Beijing Sinnet Technology, Cl A	235,700	613,245
BOE Technology Group, Cl A	5,178,780	2,719,490
Chaozhou Three-Circle Group, Cl A	266,603	746,662
China Greatwall Technology Group, Cl A	449,000	811,082
China National Software & Service, Cl A	75,642	760,318
China TransInfo Technology, Cl A	227,400	561,717
Dawning Information Industry, Cl A	137,637	661,665
DHC Software, Cl A	476,430	449,664
Fiberhome Telecommunication Technologies, Cl A	178,779	684,954
Focus Media Information Technology, Cl A	2,244,729	1,650,259
Foxconn Industrial Internet, Cl A	607,012	1,224,020
GCL System Integration Technology, Cl A*	774,600	727,828
Gigadevice Semiconductor Beijing, Cl A	43,567	886,934
Glodon, Cl A	172,308	856,328
GoerTek, Cl A	496,314	1,221,812
GRG Banking Equipment, Cl A	368,399	444,687
Guangzhou Haige Communications Group, Cl A	352,765	484,106
Hangzhou Hikvision Digital Technology, Cl A	1,429,751	6,466,834
Hangzhou Silan Microelectronics, Cl A	200,700	425,783
Hengtong Optic-electric, Cl A	291,175	634,443
Holitech Technology, Cl A	476,610	387,097
Hubei Kaile Science & Technology, Cl A	153,000	321,374
Hundsun Technologies, Cl A	122,784	1,271,134

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Hytera Communications, Cl A	281,000	$403,722
Iflytek, Cl A	336,559	1,501,536
Inspur Electronic Information Industry, Cl A	197,200	709,690
Jiangsu Changjiang Electronics Technology, Cl A	245,183	590,881
Lens Technology, Cl A	500,423	721,777
Leyard Optoelectronic, Cl A	388,850	378,983
LONGi Green Energy Technology, Cl A	554,264	2,035,841
Luxshare Precision Industry, Cl A	818,083	3,065,577
MLS, Cl A	162,810	260,133
NAURA Technology Group, Cl A	70,024	643,054
Newland Digital Technology, Cl A	159,647	366,187
Ninestar, Cl A	162,600	676,703
OFILM Group, Cl A	414,865	691,326
Sanan Optoelectronics, Cl A	623,731	1,229,784
Shanghai 2345 Network Holding Group, Cl A	882,524	409,057
Shanghai Baosight Software, Cl A	128,918	645,565
Shengyi Technology, Cl A	323,816	1,130,898
Shennan Circuits, Cl A	51,945	1,098,372
Shenzhen Kingdom Sci-Tech, Cl A	130,500	381,932
Shenzhen Sunway Communication, Cl A	149,245	748,189
Suzhou Dongshan Precision Manufacturing, Cl A	245,692	677,776
Tianjin Zhonghuan Semiconductor, Cl A	425,900	722,238
Tianma Microelectronics, Cl A	313,211	606,141
Tunghsu Optoelectronic Technology, Cl A	838,145	666,648
Unigroup Guoxin Microelectronics, Cl A	92,759	663,622
Unisplendour, Cl A	145,842	642,904
Venustech Group, Cl A	137,108	614,002
Wangsu Science & Technology, Cl A	372,099	521,060
Westone Information Industry, Cl A	128,200	500,686
Wuxi Lead Intelligent Equipment, Cl A	134,805	636,158
Yealink Network Technology, Cl A	76,400	649,291
Yonyou Network Technology, Cl A	380,211	1,644,642
Zhejiang Dahua Technology, Cl A	458,477	1,108,763
ZTE, Cl A*	525,694	2,356,392
		57,884,814
Materials — 7.7%
Aluminum Corp of China, Cl A*	2,000,200	985,927
Angang Steel, Cl A	815,011	352,656
Anhui Conch Cement, Cl A	611,646	3,540,784
Baoshan Iron & Steel, Cl A	2,839,000	2,349,534
BBMG, Cl A	1,275,308	592,901
Beijing Oriental Yuhong Waterproof Technology, Cl A	228,219	671,759
Beijing Sanju Environmental Protection and New Material, Cl A	359,515	313,642
Chengzhi, Cl A	127,800	262,179
China Jushi, Cl A	535,662	609,082
China Molybdenum, Cl A	2,701,691	1,377,101
China Northern Rare Earth Group High-Tech, Cl A	555,600	845,708
Elion Clean Energy, Cl A	418,900	251,063
Ganfeng Lithium, Cl A	170,465	538,522

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
GEM, Cl A	634,800	$395,572
Guangdong HEC Technology Holding, Cl A	460,900	471,149
Hengli Petrochemical, Cl A	901,502	1,884,757
Hengyi Petrochemical, Cl A	434,551	791,675
Hesteel, Cl A	1,623,959	573,066
Huaxin Cement, Cl A	208,260	549,725
Hunan Valin Steel, Cl A*	645,650	368,881
Inner Mongolia BaoTou Steel Union, Cl A	6,971,600	1,425,326
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	1,290,445	543,920
Jiangsu Yangnong Chemical, Cl A	47,400	330,549
Jiangxi Copper, Cl A	317,371	638,635
Jinduicheng Molybdenum, Cl A	411,179	434,717
Lomon Billions Group, Cl A	310,782	552,263
Luxi Chemical Group, Cl A	224,000	308,968
Maanshan Iron & Steel, Cl A	912,700	343,803
Nanjing Iron & Steel, Cl A	676,700	290,913
Ningbo Shanshan, Cl A	171,674	257,468
Rongsheng Petro Chemical, Cl A	641,397	983,490
Sansteel Minguang Fujian, Cl A	374,950	422,142
Shandong Gold Mining, Cl A	397,631	1,887,038
Shandong Hualu Hengsheng Chemical, Cl A	248,757	572,324
Shandong Nanshan Aluminum, Cl A	1,827,600	542,557
Shandong Sun Paper Industry JSC, Cl A	396,300	440,074
Shanying International Holding, Cl A	701,100	302,385
Shenghe Resources Holding, Cl A	268,395	342,766
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	545,893	308,829
Sichuan Hebang Biotechnology	1,350,600	293,148
Sinopec Shanghai Petrochemical, Cl A	934,004	545,398
Tangshan Jidong Cement, Cl A	206,119	442,475
Tangshan Sanyou Chemical Industries, Cl A	315,700	228,115
Tianqi Lithium, Cl A	174,707	665,439
Tongkun Group, Cl A	278,679	495,606
Tongling Nonferrous Metals Group, Cl A	1,609,900	489,201
Transfar Zhilian, Cl A	498,279	542,851
Wanhua Chemical Group, Cl A	480,165	2,968,588
Western Mining, Cl A	364,401	282,695
Xiamen Tungsten, Cl A	216,170	405,932
Xinjiang Zhongtai Chemical, Cl A	328,300	320,889
Xinxing Ductile Iron Pipes, Cl A	610,300	333,301
Xinyu Iron & Steel, Cl A	487,700	303,908
Yintai Resources, Cl A	313,472	572,407
Yunnan Energy New Material	102,637	479,323
Yunnan Tin, Cl A*	255,205	362,730
Zhejiang Huayou Cobalt, Cl A	164,959	621,611
Zhejiang Jiahua Energy Chemical Industry, Cl A	219,073	324,566
Zhejiang Juhua, Cl A	419,800	415,614
Zhejiang Longsheng Group, Cl A	497,571	979,646
Zhongjin Gold, Cl A	527,837	641,576
Zijin Mining Group, Cl A	2,644,902	1,211,117
		42,579,986

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 4.4%
Beijing Capital Development, Cl A	394,526	$448,601
China Enterprise	621,538	394,271
China Fortune Land Development, Cl A	459,190	1,734,212
China Merchants Shekou Industrial Zone Holdings, Cl A	1,007,377	2,678,834
China Vanke, Cl A	1,487,172	5,393,737
Financial Street Holdings, Cl A	457,159	492,932
Gemdale, Cl A	690,407	1,116,647
Grandjoy Holdings Group, Cl A	500,383	474,373
Greenland Holdings, Cl A	1,240,641	1,226,534
Jiangsu Zhongnan Construction Group, Cl A	567,400	616,566
Jinke Properties Group, Cl A	816,641	750,177
Oceanwide Holdings, Cl A	529,763	320,475
Poly Developments and Holdings Group, Cl A	1,819,190	3,642,864
RiseSun Real Estate Development, Cl A	664,993	771,039
Seazen Holdings, Cl A	345,165	1,371,728
Shanghai Zhangjiang High-Tech Park Development, Cl A	236,807	513,990
Sichuan Languang Development, Cl A	456,408	384,111
Tahoe Group, Cl A	380,680	320,379
Xinhu Zhongbao, Cl A	1,315,168	532,240
Yango Group, Cl A	619,380	511,727
Zhejiang China Commodities City Group, Cl A	832,456	440,638
		24,136,075
Utilities — 3.1%
Chengdu Xingrong Environment, Cl A	456,733	306,356
China National Nuclear Power, Cl A	1,983,766	1,469,518
China Yangtze Power, Cl A	3,364,567	8,589,041
GD Power Development, Cl A	3,005,200	1,005,773
Huadian Power International, Cl A	1,038,185	520,459
Huaneng Power International, Cl A	728,810	591,931
Hubei Energy Group, Cl A	663,500	378,150
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	888,200	370,643
SDIC Power Holdings, Cl A	1,037,869	1,309,472
Shanghai Electric Power, Cl A	400,300	442,274
Shenergy, Cl A	751,194	583,813
Shenzhen Energy Group, Cl A	505,264	408,955
Sichuan Chuantou Energy, Cl A	673,225	940,848
		16,917,233
TOTAL COMMON STOCK (Cost $575,987,704)		550,195,591

TOTAL INVESTMENTS — 99.9% (Cost $575,987,704)		550,195,591
OTHER ASSETS LESS LIABILITIES — 0.1%		550,539
NET ASSETS — 100%		$550,746,130

‡      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Bosera MSCI China A Share ETF (concluded)

As of September 30, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
COMMERCIAL PAPER — 79.5%‡
CHINA — 79.5%
Consumer Discretionary — 3.2%
Beijing Tourism Group 3.170%, 12/06/2019	4,000,000	$560,246
Consumer Staples — 3.9%
China National Cereals, Oils and Foodstuffs Corporation 2.680%, 11/30/2019	5,000,000	699,904
Energy — 21.4%
China Energy Conservation & Environmental Protection Group 3.500%, 10/14/2019	4,000,000	560,101
Chongqing Water Asset Management 3.250%, 02/11/2020	3,000,000	420,108
GD Power Development 3.280%, 05/22/2020	3,000,000	420,583
Guangdong Energy Group 2.600%, 11/20/2019	5,000,000	699,913
Nanjing Railway Construction Investment 3.830%, 11/05/2019	3,000,000	420,307
Shaanxi Coal and Chemical Industry Group 3.240%, 11/24/2019	6,000,000	840,321
Yanchang Petroleum Group 2.430%, 10/16/2019	3,000,000	420,007
		3,781,340

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares E Fund China Commercial Paper ETF (continued)

	Face Amount(A)	Value
COMMERCIAL PAPER (continued)
Financials — 4.0%
Beijing State-Owned Assets Management First Harbor Engineering 2.950%, 11/18/2019	5,000,000	$700,051
Health Care — 4.0%
SinoPharm Group 3.070%, 11/17/2019	5,000,000	700,174
Industrials — 28.6%
Anhui Transportation Holding Group 2.730%, 12/13/2019	4,000,000	559,830
China Southern Airlines 2.300%, 10/22/2019	5,000,000	699,927
Chinese Universe Publish 2.980%, 12/23/2019	4,000,000	560,023
Guangzhou Development 2.690%, 01/07/2020	6,000,000	839,619
Shaanxi Non-ferrous Metals Holding Group 2.850%, 01/18/2020	5,000,000	699,481
Tianjin Infrastructure Construction & Investment Group 3.300%, 01/09/2020	5,000,000	700,235
Xiamen ITG Group 3.000%, 11/25/2019	5,000,000	700,054
Zhejiang Geely Holding Group 3.490%, 10/22/2019	2,000,000	280,036
		5,039,205
Materials — 14.4%
China National Chemical 2.900%, 10/27/2019	5,000,000	700,048
Jiangsu Shagang Group 3.290%, 11/22/2019	5,000,000	700,198
Shougang Group 3.140%, 11/15/2019	5,000,000	700,244
Wangfujing Group 3.200%, 05/11/2020	3,000,000	419,883
		2,520,373
TOTAL COMMERCIAL PAPER (Cost $14,583,049)		14,001,293

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares E Fund China Commercial Paper ETF (continued)

	Face Amount(A)/ Shares	Value
CORPORATE OBLIGATIONS — 13.5%
CHINA — 13.5%
Industrials — 13.5%
Anhui Publishing Group 3.550%, 01/21/2020	10,000,000	$1,402,103
Qingdao City Construction Investment Group 3.000%, 04/07/2020	3,000,000	419,623
Sinochem Fertilizer 3.000%, 10/23/2019	4,000,000	560,029
TOTAL CORPORATE OBLIGATIONS (Cost $2,512,377)		2,381,755
SHORT-TERM INVESTMENTS(B)(C) — 0.2%
China Universal Express Income Money Market Fund, 2.247%	388	54
E Fund Money Market Fund, 2.432%*	106,097	14,866
Fortune SGAM Xianjin Tianyi Money Market Fund, 2.342%	162,898	22,825
Xianjinbao Real-Time Redemption Money Market Fund, 1.989%	3,525	494
TOTAL SHORT-TERM INVESTMENTS (Cost $24,453)		38,239
TOTAL INVESTMENTS — 93.2% (Cost $17,119,879)		16,421,287
OTHER ASSETS LESS LIABILITIES — 6.8%		1,206,078
NET ASSETS — 100%		$17,627,365

*    Affiliated investment is a Chinese investment company which is managed by E Fund Management (Hong Kong) Co., Limited (the “Sub-Adviser”) or an affiliate of the Sub-Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended September 30, 2019 are as follows:

Value of Shares Held as of 3/31/19	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 9/30/19	Number of Shares Held as of 9/30/19	Dividend Income	Capital Gains Distributions
E Fund Money Market Fund
$384,215	$574,216	$(932,142)	$ 6,618	$(18,041)	$ 14,866	106,097	$3,318	$ —

‡      Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)   In CNY unless otherwise indicated.

(B)  The rate shown is the 7-day effective yield as of September 30, 2019.

(C)  Class not available

CNY — Chinese Yuan

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares E Fund China Commercial Paper ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$14,001,293	$—	$14,001,293
Corporate Obligations	—	2,381,755	—	2,381,755
Short-Term Investments	38,239	—	—	38,239
Total Investments in Securities	$38,239	$16,383,048	$—	$16,421,287

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
CHINA — 90.3%
Communication Services — 15.1%
58.com ADR*	296	$14,596
Autohome ADR*	178	14,797
Baidu ADR*	720	73,987
China Mobile	15,972	132,125
China Telecom, Cl H	36,000	16,394
China Unicom Hong Kong	14,000	14,858
Momo ADR	280	8,674
NetEase ADR	284	75,595
Shanghai Oriental Pearl Group, Cl A	6,740	8,636
SINA*	240	9,406
Tencent Holdings	16,058	676,372
Tencent Music Entertainment Group ADR*	1	13
Weibo ADR*	176	7,876
YY ADR*	171	9,615
		1,062,944
Consumer Discretionary — 20.1%
Alibaba Group Holding ADR*	3,983	666,077
ANTA Sports Products	6,000	49,634
BAIC Motor, Cl H	9,500	5,865
Brilliance China Automotive Holdings	14,000	15,037
BYD, Cl A	1,900	12,979
BYD, Cl H	3,000	14,982
China Grand Automotive Services Group, Cl A	10,200	5,499
China International Travel Service, Cl A	1,800	23,457
Chongqing Changan Automobile, Cl A	15,700	16,291
Ctrip.com International ADR*	1,565	45,839
Dongfeng Motor Group, Cl H	12,000	11,404
Fuyao Glass Industry Group, Cl A	6,600	19,852
Geely Automobile Holdings	13,000	22,055

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Great Wall Motor, Cl H	18,500	$12,389
Gree Electric Appliances of Zhuhai, Cl A	3,000	24,072
Guangzhou Automobile Group, Cl H	14,000	13,394
Haier Smart Home, Cl A	6,700	14,355
Huayu Automotive Systems, Cl A	3,700	12,176
Huazhu Group ADR	411	13,571
JD.com ADR*	4,684	132,136
Midea Group, Cl A	5,400	38,641
NavInfo, Cl A	5,400	12,310
New Oriental Education & Technology Group ADR*	481	53,276
SAIC Motor, Cl A	5,557	18,505
Shenzhen Overseas Chinese Town, Cl A	14,400	14,176
Shenzhou International Group Holdings	3,000	39,187
Suning.com, Cl A	10,300	14,943
Suofeiya Home Collection, Cl A	2,500	5,993
TAL Education Group ADR*	952	32,596
Vipshop Holdings ADR*	1,543	13,763
Yum China Holdings	889	40,387
		1,414,841
Consumer Staples — 7.0%
Anhui Gujing Distillery, Cl A	700	11,273
China Mengniu Dairy	7,000	26,207
China Resources Beer Holdings	10,000	53,002
Foshan Haitian Flavouring & Food, Cl A	1,900	29,243
Guangdong Haid Group, Cl A	3,700	16,217
Henan Shuanghui Investment & Development, Cl A	3,700	12,798
Inner Mongolia Yili Industrial Group, Cl A	6,000	23,962
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,200	17,476
Kweichow Moutai, Cl A	1,000	161,037
Luzhou Laojiao, Cl A	1,800	21,480
Muyuan Foodstuff, Cl A	2,900	28,630
New Hope Liuhe, Cl A	16,900	40,634
Shanxi Xinghuacun Fen Wine Factory, Cl A	700	7,578
Tingyi Cayman Islands Holding	10,000	14,083
Want Want China Holdings	18,000	14,396
Yonghui Superstores, Cl A	12,600	15,686
		493,702
Energy — 2.9%
China Oilfield Services, Cl H	12,000	14,343
China Petroleum & Chemical, Cl A	22,200	15,606
China Petroleum & Chemical, Cl H	50,500	30,019
China Shenhua Energy, Cl H	9,000	18,070
CNOOC	37,826	57,708
Offshore Oil Engineering, Cl A	15,100	11,397
PetroChina, Cl A	11,500	9,968
PetroChina, Cl H	51,984	26,724

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Energy (continued)
Shaanxi Coal Industry, Cl A	9,600	$11,736
Shanxi Lu’an Environmental Energy Development, Cl A	6,000	6,083
		201,654
Financials — 19.5%
Agricultural Bank of China, Cl A	21,000	10,175
Agricultural Bank of China, Cl H	84,397	33,051
Anxin Trust, Cl A	9,567	6,310
Avic Capital, Cl A	18,100	11,837
Bank of Beijing, Cl A	23,400	17,563
Bank of China, Cl A	24,700	12,382
Bank of China, Cl H	175,396	68,911
Bank of Communications, Cl A	36,000	27,474
Bank of Communications, Cl H	5,000	3,266
Bank of Hangzhou, Cl A	11,500	13,608
Bank of Jiangsu, Cl A	18,700	17,571
Bank of Nanjing, Cl A	12,100	14,555
Bank of Ningbo, Cl A	5,500	19,416
Bank of Shanghai, Cl A	15,704	20,561
Changjiang Securities, Cl A	17,500	17,154
China CITIC Bank, Cl H	25,000	13,330
China Construction Bank, Cl A	10,300	10,082
China Construction Bank, Cl H	257,000	196,043
China Everbright Bank, Cl A	45,000	24,828
China Life Insurance, Cl H	18,483	42,816
China Merchants Bank, Cl A	12,000	58,393
China Merchants Securities, Cl A	7,800	17,968
China Minsheng Banking, Cl A	22,800	19,220
China Pacific Insurance Group, Cl A	4,300	20,996
CITIC Securities, Cl A	9,000	28,331
Everbright Securities, Cl A	8,400	13,327
Founder Securities, Cl A	14,400	13,894
GF Securities, Cl A*	4,300	8,171
Guosen Securities, Cl A	9,600	16,508
Guotai Junan Securities, Cl A	6,600	16,238
Haitong Securities, Cl A	10,200	20,425
Huatai Securities, Cl A	4,900	13,099
Huaxia Bank, Cl A	15,700	16,225
Hubei Biocause Pharmaceutical, Cl A	10,300	10,168
Industrial & Commercial Bank of China, Cl A	42,000	32,524
Industrial Bank, Cl A	16,300	40,013
Industrial Securities, Cl A	22,169	19,309
New China Life Insurance, Cl A	1,800	12,268
New China Life Insurance, Cl H	3,700	14,631
Noah Holdings ADR*	171	4,993
Orient Securities, Cl A	11,400	16,283
PICC Property & Casualty, Cl H	15,510	18,103
Ping An Bank, Cl A	16,891	36,875
Ping An Insurance Group of China, Cl A	7,200	87,757
The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Ping An Insurance Group of China, Cl H	15,000	$172,303
Shanghai Pudong Development Bank, Cl A	24,000	39,792
Shenwan Hongyuan Group, Cl A	27,100	18,140
		1,366,887
Health Care — 5.3%
3SBio*	6,000	9,950
Alibaba Health Information Technology*	14,000	12,233
Beijing Tongrentang, Cl A	3,044	11,466
Changchun High & New Technology Industry Group, Cl A	500	27,612
China Medical System Holdings	7,000	8,322
China Traditional Chinese Medicine Holdings	14,000	6,429
CSPC Pharmaceutical Group	12,000	24,094
Dong-E-E-Jiao, Cl E	2,400	10,244
Genscript Biotech*	10,000	19,160
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	1,900	9,232
Huadong Medicine, Cl A	2,280	8,365
Hualan Biological Engineering, Cl A	3,600	17,291
Jiangsu Hengrui Medicine, Cl A	3,600	40,672
Meinian Onehealth Healthcare Holdings, Cl A	5,760	9,808
Shanghai Fosun Pharmaceutical Group, Cl A	3,100	10,970
Shanghai Fosun Pharmaceutical Group, Cl H	2,500	6,713
Shanghai Pharmaceuticals Holding, Cl A	6,000	15,291
Sichuan Kelun Pharmaceutical, Cl A	1,900	6,880
Sino Biopharmaceutical	18,000	22,869
Sinopharm Group, Cl H	4,800	15,032
Tasly Pharmaceutical Group, Cl A	3,000	6,545
Tong Ren Tang Technologies, Cl H	7,000	6,367
Tonghua Dongbao Pharmaceutical, Cl A	4,200	10,292
Wuxi Biologics Cayman*	2,500	25,512
Yunnan Baiyao Group, Cl A	1,200	12,779
Zhangzhou Pientzehuang Pharmaceutical, Cl A	600	8,560
Zhejiang NHU, Cl A	3,600	10,783
		373,471
Industrials — 7.9%
51job ADR*	113	8,362
AECC Aviation Power, Cl A	3,100	9,494
AVIC Aircraft, Cl A	4,300	9,363
AVIC Electromechanical Systems, Cl A	6,000	5,470
AVIC Shenyang Aircraft, Cl A*	1,900	8,248
Beijing Capital International Airport, Cl H	10,000	8,534
China Communications Construction, Cl H	24,000	18,767
China Conch Venture Holdings	6,000	22,196
China Eastern Airlines, Cl A	20,500	14,870
China Everbright International	12,323	9,494
China Gezhouba Group, Cl A	8,500	6,939
China Merchants Port Holdings	10,552	15,883
China Railway Construction, Cl A	8,500	11,260
China Railway Construction, Cl H	9,500	10,385
China Railway Group, Cl H	18,000	10,929

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
China Southern Airlines, Cl A	7,900	$7,335
China State Construction Engineering, Cl A	33,000	25,092
China State Construction International Holdings	12,000	11,282
CITIC	12,780	16,139
COSCO SHIPPING Development, Cl A	49,200	17,293
COSCO SHIPPING Holdings, Cl A*	22,800	15,197
CRRC, Cl A	16,800	17,221
CRRC, Cl H	13,000	9,071
Daqin Railway, Cl A	13,900	14,774
Fosun International	9,000	11,136
Guangzhou Baiyun International Airport, Cl A	6,000	18,863
Jiangsu Expressway, Cl H	12,000	15,246
Metallurgical Corp of China, Cl A	34,200	13,362
Ningbo Zhoushan Port, Cl A	6,500	3,395
Power Construction Corp of China, Cl A	15,700	10,179
Sany Heavy Industry, Cl A	10,800	21,596
Shanghai Electric Group, Cl H	38,000	12,264
Shanghai International Airport, Cl A	1,200	13,406
Shanghai International Port Group, Cl A	10,800	8,605
Suzhou Gold Mantis Construction Decoration, Cl A	6,700	8,510
Weichai Power, Cl A	20,988	32,976
Xinjiang Goldwind Science & Technology, Cl A	8,449	14,813
Zhejiang Chint Electrics, Cl A	3,000	9,171
Zhejiang Sanhua Intelligent Controls, Cl A	6,240	11,499
Zhengzhou Yutong Bus, Cl A	5,444	10,596
Zhuzhou CRRC Times Electric, Cl H	2,400	9,934
Zoomlion Heavy Industry Science and Technology, Cl A	30,600	24,424
		553,573
Information Technology — 4.3%
AAC Technologies Holdings	3,000	15,881
Aisino, Cl A	3,100	9,094
BOE Technology Group, Cl A	39,100	20,532
DHC Software, Cl A	7,900	7,456
Focus Media Information Technology, Cl A	11,500	8,454
GDS Holdings ADR*	233	9,339
Hanergy Thin Film Power Group*(A)(B)(C)	4,364	—
Hangzhou Hikvision Digital Technology, Cl A	8,309	37,582
Hengtong Optic-electric, Cl A	3,100	6,755
Iflytek, Cl A	2,500	11,154
Kingdee International Software Group	12,000	12,644
Kingsoft	6,000	12,736
Lenovo Group	14,000	9,340
LONGi Green Energy Technology, Cl A	4,680	17,190
Luxshare Precision Industry, Cl A	7,150	26,793
OFILM Group, Cl A	5,382	8,968
Sanan Optoelectronics, Cl A	6,600	13,013
Sunny Optical Technology Group	1,900	27,921
Tianma Microelectronics, Cl A	6,000	11,612
TravelSky Technology, Cl H	5,000	10,383
Unigroup Guoxin Microelectronics, Cl A	1,300	9,301

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Yonyou Network Technology, Cl A	3,250	$14,058
Zhejiang Dahua Technology, Cl A	4,200	10,157
		310,363
Materials — 2.8%
Angang Steel, Cl A	19,470	8,425
Anhui Conch Cement, Cl A	3,000	17,367
Anhui Conch Cement, Cl H	3,000	17,814
Baoshan Iron & Steel, Cl A	15,100	12,497
BBMG, Cl A	23,400	10,879
China Molybdenum, Cl H	39,000	12,935
China National Building Material, Cl H	14,000	12,572
China Northern Rare Earth Group High-Tech, Cl A	8,500	12,938
Ganfeng Lithium, Cl A	1,800	5,687
Hesteel, Cl A	26,400	9,316
Inner Mongolia BaoTou Steel Union, Cl A	52,900	10,815
Rongsheng Petro Chemical, Cl A	6,100	9,353
Shandong Hualu Hengsheng Chemical, Cl A	3,600	8,282
Sinopec Shanghai Petrochemical, Cl A	27,100	15,825
Tianqi Lithium, Cl A	1,800	6,856
Zhejiang Huayou Cobalt, Cl A	780	2,939
Zhejiang Longsheng Group, Cl A	9,000	17,720
Zijin Mining Group, Cl A	15,100	6,914
		199,134
Real Estate — 3.3%
China Fortune Land Development, Cl A	3,600	13,596
China Merchants Shekou Industrial Zone Holdings, Cl A	7,200	19,146
China Overseas Land & Investment	12,839	40,371
China Resources Land	12,214	51,181
China Vanke, Cl A	7,143	25,907
China Vanke, Cl H	3,700	12,885
Gemdale, Cl A	8,400	13,586
Greenland Holdings, Cl A	14,400	14,236
Poly Developments and Holdings Group, Cl A	10,300	20,625
Seazen Holdings, Cl A	2,400	9,538
Xinhu Zhongbao, Cl A	25,300	10,239
		231,310
Utilities — 2.1%
Beijing Enterprises Water Group	24,000	12,277
China Longyuan Power Group, Cl H	12,000	6,735
China National Nuclear Power, Cl A	19,300	14,297
China Yangtze Power, Cl A	9,600	24,507
ENN Energy Holdings	482	4,986
Guangdong Investment	12,000	23,481
Huadian Power International, Cl A	20,400	10,227
Huaneng Power International, Cl H	13,077	6,289
Hubei Energy Group, Cl A	21,100	12,025
SDIC Power Holdings, Cl A	10,800	13,626
Sichuan Chuantou Energy, Cl A	10,900	15,233
		143,683
TOTAL CHINA		6,351,562

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 9.4%
Communication Services — 0.3%
Alibaba Pictures Group*	120,000	$19,440

Consumer Discretionary — 0.3%
China First Capital Group*	14,000	4,090
Haier Electronics Group	6,000	15,652
		19,742
Consumer Staples — 0.1%
Sun Art Retail Group	9,000	9,138

Energy — 0.2%
Yanzhou Coal Mining, Cl H	12,000	12,185

Financials — 4.3%
China Cinda Asset Management, Cl H	4,504	885
China Galaxy Securities, Cl H	30,500	16,224
China Huarong Asset Management, Cl H	49,000	7,376
China International Capital, Cl H	5,200	10,082
China Merchants Bank, Cl H	9,500	45,201
China Minsheng Banking, Cl H	27,500	18,697
China Pacific Insurance Group, Cl H	8,600	31,594
China Taiping Insurance Holdings	5,000	11,162
CITIC Securities, Cl H	6,000	11,235
Far East Horizon	7,000	6,501
GF Securities, Cl H	12,000	12,567
Huatai Securities, Cl H	7,400	11,082
Industrial & Commercial Bank of China, Cl H	171,441	114,813
People’s Insurance Group of China, Cl H	19,452	7,791
		305,210
Health Care — 0.0%
Shanghai Henlius Biotech, Cl H*	23	—

Industrials — 0.2%
Fullshare Holdings	30,000	976
Shenzhen International Holdings	7,016	13,478
		14,454
Information Technology — 0.5%
Kingboard Holdings	3,500	9,264
Meitu*	15,000	3,444
Semiconductor Manufacturing International*	15,000	18,751
		31,459
Materials — 0.3%
China Resources Cement Holdings	12,000	12,032
Nine Dragons Paper Holdings	12,000	10,103
		22,135
Real Estate — 2.0%
China Evergrande Group	6,000	12,782
China Jinmao Holdings Group	24,000	13,746
CIFI Holdings Group	25,195	14,720
Country Garden Holdings	25,000	31,667
Guangzhou R&F Properties	5,200	7,867
KWG Group Holdings	6,773	5,935

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate (continued)
Longfor Group Holdings	6,000	$22,425
Shimao Property Holdings	3,500	10,224
Sunac China Holdings	6,000	24,109
		143,475
Utilities — 1.2%
China Gas Holdings	5,000	19,325
China Resources Gas Group	10,000	49,430
China Resources Power Holdings	10,000	12,131
		80,886
TOTAL HONG KONG		658,124
TOTAL COMMON STOCK (Cost $7,067,403)		7,009,686

TOTAL INVESTMENTS — 99.7% (Cost $7,067,403)		7,009,686
OTHER ASSETS LESS LIABILITIES — 0.3%		19,471
NET ASSETS — 100%		$7,029,157

‡      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

(A)   Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2019 was $0 and represents 0.0% of Net Assets.

(B)   Level 3 security in accordance with fair value hierarchy.

(C)   Security considered illiquid. The total value of such securities as of September 30, 2019 was $0 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following summarizes the market value of the Fund’s investments used as of September 30, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$1,062,944	$—	$—	$1,062,944
Consumer Discretionary	1,414,841	—	—	1,414,841
Consumer Staples	493,702	—	—	493,702
Energy	201,654	—	—	201,654
Financials	1,366,887	—	—	1,366,887
Health Care	373,471	—	—	373,471
Industrials	553,573	—	—	553,573
Information Technology	310,363	—	—	310,363
Materials	199,134	—	—	199,134
Real Estate	231,310	—	—	231,310
Utilities	143,683	—	—	143,683
Hong Kong	658,124	—	—	658,124
Total Common Stock	7,009,686	—	—	7,009,686
Total Investments in Securities	$7,009,686	$—	$—	$7,009,686

^      A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI All China Index ETF (concluded)

For the period ended September 30, 2019, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2019, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2019, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 98.7%‡
CHINA — 38.3%
Energy — 0.2%
Guanghui Energy, Cl A	87,900	$40,865

Financials — 4.1%
Bank of Chengdu, Cl A	46,400	52,890
Bank of Guiyang, Cl A	41,527	49,486
Bank of Hangzhou, Cl A	66,100	78,214
Bank of Jiangsu, Cl A	148,555	139,585
Bank of Nanjing, Cl A	109,391	131,584
Bank of Ningbo, Cl A	68,146	240,571
Chongqing Rural Commercial Bank, Cl H	103,425	55,015
		747,345
Industrials — 18.6%
Beijing New Building Materials, Cl A	21,608	54,465
China Communications Construction, Cl H	192,000	150,134
China Conch Venture Holdings	69,500	257,099
China Gezhouba Group, Cl A	59,650	48,698
China Railway Construction, Cl H	86,000	94,015
China Railway Group, Cl H	166,500	101,097
China Railway Hi-tech Industry, Cl A	28,676	41,200
China Shipbuilding Industry, Cl A	295,200	227,770
China State Construction Engineering, Cl A	546,979	415,910
Contemporary Amperex Technology, Cl A	9,400	94,116
CRRC, Cl H	196,850	137,353
Daqin Railway, Cl A	192,032	204,101
Dongfang Electric, Cl A	36,100	46,558
Guangdong LY Intelligent Manufacturing, Cl A*	60,300	79,036
Inner Mongolia First Machinery Group, Cl A	21,500	31,703
Jiangsu Expressway, Cl H	52,000	66,066
Jiangsu Zhongtian Technology, Cl A	40,049	48,455
Metallurgical Corp of China, Cl A	232,200	90,718
NARI Technology, Cl A	59,600	170,674
Ningbo Zhoushan Port, Cl A	112,701	58,866
Shanghai Construction Group, Cl A	116,000	55,066
Shanghai Electric Group, Cl H	114,000	36,791
Shanghai International Port Group, Cl A	111,510	88,850
Shanghai Tunnel Engineering, Cl A	40,700	33,569
Shenzhen Inovance Technology, Cl A	21,400	72,909
Siasun Robot & Automation, Cl A	20,400	41,222

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Suzhou Gold Mantis Construction Decoration, Cl A	35,119	$44,604
TBEA, Cl A	48,075	43,758
XCMG Construction Machinery, Cl A	103,048	63,925
Xinjiang Goldwind Science & Technology, Cl A	44,344	77,744
Yangzijiang Shipbuilding Holdings	87,500	60,742
Zhejiang Expressway, Cl H	62,000	53,621
Zhejiang Weixing New Building Materials, Cl A	20,840	46,401
Zhengzhou Yutong Bus, Cl A	28,497	55,468
Zhuzhou CRRC Times Electric, Cl H	26,500	109,693
Zoomlion Heavy Industry Science and Technology, Cl A	84,957	67,812
		3,370,209
Materials — 4.0%
Anhui Conch Cement, Cl H	52,500	311,743
BBMG, Cl A	108,100	50,256
Beijing Oriental Yuhong Waterproof Technology, Cl A	19,424	57,174
China National Building Material, Cl H	167,000	149,971
China Northern Rare Earth Group High-Tech, Cl A	46,124	70,208
Huaxin Cement, Cl A	17,700	46,721
Yunnan Chihong Zinc & Germanium, Cl A	65,759	40,701
		726,774
Utilities — 11.4%
Beijing Enterprises Holdings	22,000	101,169
CGN Power, Cl H	461,875	116,656
China Longyuan Power Group, Cl H	135,000	75,771
China National Nuclear Power, Cl A	168,642	124,925
China Yangtze Power, Cl A	281,643	718,976
ENN Energy Holdings	35,000	362,081
GD Power Development, Cl A	253,100	84,707
Huadian Power International, Cl A	87,742	43,986
Huaneng Power International, Cl H	163,000	78,387
Huaneng Renewables, Cl H(A)(B)(C)	200,860	69,773
SDIC Power Holdings, Cl A	83,806	105,738
Shenergy, Cl A	63,119	49,055
Sichuan Chuantou Energy, Cl A	56,384	78,798
Zhejiang Zheneng Electric Power, Cl A	117,041	63,919
		2,073,941
TOTAL CHINA		6,959,134

HONG KONG — 5.2%
Industrials — 1.0%
China Communications Services, Cl H	104,000	58,902
Shenzhen International Holdings	40,810	78,399
Sinotruk Hong Kong	29,500	43,727
		181,028
Materials — 0.6%
China Resources Cement Holdings	104,000	104,273

Utilities — 3.6%
China Gas Holdings	81,400	314,618
China Power International Development	197,000	40,961

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
China Resources Gas Group	39,500	$195,248
China Resources Power Holdings	82,635	100,245
		651,072
TOTAL HONG KONG		936,373

INDIA — 3.3%
Industrials — 0.6%
AIA Engineering	4,506	113,434

Materials — 2.7%
Hindalco Industries	137,895	372,325
PI Industries	6,420	118,405
		490,730
TOTAL INDIA		604,164

INDONESIA — 3.9%
Energy — 1.1%
Adaro Energy	1,632,700	148,375
Bukit Asam	348,400	55,469
		203,844
Materials — 2.8%
Barito Pacific	3,124,800	217,933
Indah Kiat Pulp & Paper	332,300	151,577
Pabrik Kertas Tjiwi Kimia	174,500	129,692
		499,202
TOTAL INDONESIA		703,046

ISRAEL — 2.4%
Materials — 2.4%
Israel Chemicals	86,716	430,611
TOTAL ISRAEL		430,611

JORDAN — 0.4%
Financials — 0.4%
Arab Bank	9,738	78,426
TOTAL JORDAN		78,426

KAZAKHSTAN — 1.6%
Energy — 1.6%
KazMunaiGas Exploration Production GDR*(A)(B)(C)	27,720	293,832
TOTAL KAZAKHSTAN		293,832

KUWAIT — 1.5%
Industrials — 1.5%
Agility Public Warehousing KSC	114,408	270,279
TOTAL KUWAIT		270,279

MALAYSIA — 5.3%
Energy — 0.3%
Sapura Energy	874,000	58,448

Industrials — 1.0%
Sime Darby	326,200	175,293

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 4.0%
Petronas Chemicals Group	293,700	$528,898
Press Metal Aluminium Holdings	168,700	191,787
		720,685
TOTAL MALAYSIA		954,426

PHILIPPINES — 4.5%
Industrials — 4.5%
DMCI Holdings	466,600	74,811
International Container Terminal Services	117,920	273,926
JG Summit Holdings	335,560	469,382
TOTAL PHILIPPINES		818,119

POLAND — 1.8%
Materials — 1.8%
KGHM Polska Miedz	16,793	335,094
TOTAL POLAND		335,094

RUSSIA — 11.7%
Energy — 4.7%
Rosneft	131,520	849,941

Materials — 7.0%
MMC Norilsk Nickel PJSC	4,964	1,276,605
TOTAL RUSSIA		2,126,546

SINGAPORE — 8.4%
Financials — 5.3%
Oversea-Chinese Banking	122,024	958,262

Industrials — 3.1%
Hutchison Port Holdings Trust, Cl U	210,100	32,776
Keppel	55,700	238,847
Singapore Airlines	20,600	136,151
Singapore Technologies Engineering	60,100	166,884
		574,658
TOTAL SINGAPORE		1,532,920

SOUTH AFRICA — 5.8%
Materials — 5.8%
Anglo American Platinum	6,175	371,836
Impala Platinum Holdings*	77,649	487,940
Kumba Iron Ore	7,658	189,131
TOTAL SOUTH AFRICA		1,048,907

THAILAND — 3.5%
Energy — 0.9%
IRPC	1,380,300	166,078

Materials — 2.6%
PTT Global Chemical	263,600	463,250
TOTAL THAILAND		629,328
The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
TURKEY — 0.8%
Industrials — 0.8%
Turk Hava Yollari AO*	63,187	$138,538
TOTAL TURKEY		138,538

UNITED KINGDOM — 0.3%
Energy — 0.3%
NAC Kazatomprom JSC GDR	4,547	60,020
TOTAL UNITED KINGDOM		60,020
TOTAL COMMON STOCK (Cost $19,601,355)		17,919,763

PREFERRED STOCK — 0.7%
RUSSIA— 0.7%
Energy — 0.7%
Transneft(D)	52	120,057
TOTAL PREFERRED STOCK (Cost $147,822)		120,057

TOTAL INVESTMENTS — 99.4% (Cost $19,749,177)		18,039,820
OTHER ASSETS LESS LIABILITIES — 0.6%		114,814
NET ASSETS — 100%		$18,154,634

‡      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

(A)   Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2019 was $363,605 and represents 2.0% of Net Assets.

(B)   Level 3 security in accordance with fair value hierarchy.

(C)   Security considered illiquid. The total value of such securities as of September 30, 2019 was $363,605 and represents 2.0% of Net Assets.

(D)    Currently, no stated interest rate.

CL — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

The following summarizes the market value of the Fund’s investments used as of September 30, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Energy	$40,865	$—	$—	$40,865
Financials	747,345	—	—	747,345
Industrials	3,370,209	—	—	3,370,209
Materials	726,774	—	—	726,774
Utilities	2,004,168	—	69,773	2,073,941
Hong Kong	936,373	—	—	936,373
India	604,164	—	—	604,164
Indonesia	703,046	—	—	703,046
Israel	430,611	—	—	430,611
Jordan	78,426	—	—	78,426

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI One Belt One Road Index ETF (concluded)

Investments in Securities	Level 1	Level 2	Level 3	Total
Kazakhstan
Energy	$—	$—	$293,832	$293,832
Kuwait	270,279	—	—	270,279
Malaysia	954,426	—	—	954,426
Philippines	818,119	—	—	818,119
Poland	335,094	—	—	335,094
Russia	2,126,546	—	—	2,126,546
Singapore	1,532,920	—	—	1,532,920
South Africa	1,048,907	—	—	1,048,907
Thailand	629,328	—	—	629,328
Turkey	138,538	—	—	138,538
United Kingdom	60,020	—	—	60,020
Total Common Stock	17,556,158	—	363,605	17,919,763
Preferred Stock	—	120,057	—	120,057
Total Investments in Securities	$17,556,158	$120,057	$363,605	$18,039,820

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2019	$293,832
Accrued discounts/premiums	—
Realized gain/(loss)(1)	—
Change in unrealized appreciation/(depreciation)(2)	—
Purchases	—
Sales	—
Transfer into Level 3	69,773
Transfer out of Level 3	—
Ending balance as of September 30, 2019	$363,605

(1)    Realized gain/(loss) from the sale of Level 3 securities is included on the Statement of Operations in Net Realized Gain (Loss) on Investments

(2)    Change in unrealized appreciation/(depreciation) is included on the Statement of Operations in Net Change in Unrealized Appreciation (Depreciation) on Investments

For the period ended September 30, 2019, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2019, there have been no transfers between Level 2 and Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 100.2%‡
ARGENTINA — 3.7%
Consumer Discretionary — 3.7%
MercadoLibre*	1,446	$797,079
TOTAL ARGENTINA		797,079

BRAZIL — 7.2%
Communication Services — 0.8%
Smiles Fidelidade	18,400	166,711

Consumer Discretionary — 3.7%
B2W Cia Digital*	55,170	634,295
CVC Brasil Operadora e Agencia de Viagens	13,426	180,629
		814,924
Information Technology — 2.7%
Cielo	306,280	588,236
TOTAL BRAZIL		1,569,871

CHINA — 38.6%
Communication Services — 22.1%
58.com ADR*	10,108	498,426
Autohome ADR*	6,079	505,347
Baidu ADR*	7,071	726,616
China Telecom, Cl H	1,162,000	529,166
iQIYI ADR*(A)	31,596	509,644
NetEase ADR	2,862	761,807
Tencent Holdings	17,975	757,117
Weibo ADR*	11,707	523,888
		4,812,011
Consumer Discretionary — 16.5%
Alibaba Group Holding ADR*	4,712	787,987
Ctrip.com International ADR*	22,848	669,218
JD.com ADR*	26,042	734,645
New Oriental Education & Technology Group ADR*	7,370	816,301
TAL Education Group ADR*	16,845	576,773
		3,584,924
TOTAL CHINA		8,396,935

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
GREECE — 5.0%
Communication Services — 2.6%
Hellenic Telecommunications Organization	41,233	$568,198

Consumer Discretionary — 2.4%
OPAP	51,542	530,164
TOTAL GREECE		1,098,362

INDIA — 0.8%
Consumer Discretionary — 0.8%
MakeMyTrip*	7,618	172,852
TOTAL INDIA		172,852

MALAYSIA — 3.5%
Communication Services — 2.7%
Telekom Malaysia	685,400	589,310

Information Technology — 0.8%
My EG Services	490,800	164,108
TOTAL MALAYSIA		753,418

MEXICO — 2.7%
Communication Services — 2.7%
Grupo Televisa	298,700	585,025
TOTAL MEXICO		585,025

NETHERLANDS — 1.1%
Consumer Discretionary — 1.1%
Prosus*	3,217	236,209
TOTAL NETHERLANDS		236,209

POLAND — 3.0%
Communication Services — 0.7%
Orange Polska	110,778	152,663

Consumer Discretionary — 2.3%
Cyfrowy Polsat	76,445	503,767
TOTAL POLAND		656,430

PUERTO RICO — 0.8%
Information Technology — 0.8%
EVERTEC	5,534	172,772
TOTAL PUERTO RICO		172,772

RUSSIA — 3.1%
Information Technology — 3.1%
Mail.Ru Group GDR*	24,567	514,924
QIWI ADR	7,190	157,821
TOTAL RUSSIA		672,745

SOUTH AFRICA — 2.3%
Consumer Discretionary — 2.3%
Naspers, Cl N	3,246	491,326
TOTAL SOUTH AFRICA		491,326

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SOUTH KOREA — 20.8%
Communication Services — 12.1%
Kakao	4,905	$555,639
KT ADR	50,675	573,134
NAVER	6,182	811,415
NCSoft	1,207	525,726
Studio Dragon*	2,901	165,647
		2,631,561
Consumer Discretionary — 0.7%
DoubleUGames	3,461	159,718

Consumer Staples — 0.8%
Orion Holdings	12,421	165,108

Financials — 0.7%
Daou Technology	9,821	163,389

Health Care — 0.8%
Celltrion Pharm*	6,014	176,224

Information Technology — 5.7%
Com2uSCorp	2,109	164,503
Douzone Bizon	3,268	178,679
Netmarble(A)	6,936	547,968
NHN*	3,262	169,897
Pearl Abyss*	1,014	167,849
		1,228,896
TOTAL SOUTH KOREA		4,524,896

TAIWAN — 2.3%
Information Technology — 2.3%
Wistron NeWeb	65,000	170,962
WPG Holdings	131,880	162,382
WT Microelectronics	133,000	166,118
TOTAL TAIWAN		499,462

THAILAND — 2.5%
Communication Services — 2.5%
Intouch Holdings	258,837	554,318
TOTAL THAILAND		554,318

UNITED STATES — 2.8%
Information Technology — 2.8%
Pagseguro Digital, Cl A*	13,068	605,179
TOTAL UNITED STATES		605,179
TOTAL COMMON STOCK (Cost $24,499,788)		21,786,879

PREFERRED STOCK — 0.7%
BRAZIL— 0.7%
Communication Services — 0.7%
Oi(B)*	414,800	144,394
TOTAL PREFERRED STOCK (Cost $176,681)		144,394

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 3.9%
Invesco Government & Agency Portfolio, Cl Institutional, 2.270%	851,781	$851,781
TOTAL SHORT-TERM INVESTMENT (Cost $851,781)		851,781

TOTAL INVESTMENTS — 104.8% (Cost $25,528,250)		22,783,054
OTHER ASSETS LESS LIABILITIES — (4.8)%		(1,053,288)
NET ASSETS — 100%		$21,729,766

‡       Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

(A)   This security or a partial position of this security is on loan at September 30, 2019.  The total market value of securities on loan at September 30, 2019 was $823,981.

(B)   Currently, no stated interest rate.

(C)   The rate shown is the 7-day effective yield as of September 30, 2019.

(D)   This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2019 was $851,781.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of September 30, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — 98.4%‡
CHINA — 75.0%
Consumer Discretionary — 13.7%
BYD, Cl A	6,600	$45,083
BYD, Cl H	51,500	257,191
NIO ADR*	53,000	82,680
Tianneng Power International	87,885	61,883
Yadea Group Holdings	136,694	29,643
		476,480
Consumer Staples — 1.2%
NVC Lighting Holding	315,000	41,387

Industrials — 24.1%
Capital Environment Holdings*	640,000	15,267
China Conch Venture Holdings	91,000	336,633
China Everbright International	336,216	259,043
Contemporary Amperex Technology, Cl A	4,200	42,052
CT Environmental Group*(A)(B)(C)	329,000	1,049
Dynagreen Environmental Protection Group, Cl H	48,000	19,226
Tus Environmental Science And Technology Development, Cl A	8,500	11,236
Xinjiang Goldwind Science & Technology, Cl A	19,835	34,775
Xinjiang Goldwind Science & Technology, Cl H	99,004	117,197
		836,478
Information Technology — 10.5%
JinkoSolar Holding ADR*	4,060	64,757
LONGi Green Energy Technology, Cl A	21,330	78,346
Sanan Optoelectronics, Cl A	24,400	48,108
Wuxi Lead Intelligent Equipment, Cl A	5,400	25,483
Xinyi Solar Holdings	251,704	150,906
		367,600
Real Estate — 8.6%
China Vanke, Cl A	19,300	69,998
China Vanke, Cl H	65,900	229,491
		299,489
Utilities — 16.9%
Beijing Enterprises Water Group	302,500	154,735
China Datang Renewable Power, Cl H	305,000	29,569
China Everbright Water	73,614	16,768

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI China Environment Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
China Longyuan Power Group, Cl H	289,800	$162,655
Huaneng Renewables, Cl H(A)(B)(C)	582,000	223,425
		587,152
TOTAL CHINA		2,608,586

HONG KONG — 23.4%
Industrials — 2.0%
China High Speed Transmission Equipment Group	52,000	31,905
Fullshare Holdings	1,152,500	37,489
		69,394
Information Technology — 6.0%
China Railway Signal & Communication, Cl H	191,000	118,166
GCL-Poly Energy Holdings*	1,675,000	67,304
Wasion Holdings	65,000	24,626
		210,096
Real Estate — 11.3%
China Merchants Land	158,000	21,767
Shimao Property Holdings	57,000	166,505
SOHO China	268,500	76,720
Yuexiu Real Estate Investment Trust†	200,000	128,071
		393,063
Utilities — 4.1%
Canvest Environmental Protection Group	82,000	35,773
China Everbright Greentech	47,000	27,339
Concord New Energy Group	770,000	37,816
GCL New Energy Holdings*	752,000	26,859
Panda Green Energy Group*	502,000	14,728
		142,515
TOTAL HONG KONG		815,068
TOTAL COMMON STOCK (Cost $3,780,029)		3,423,654

TOTAL INVESTMENTS — 98.4% (Cost $3,780,029)		3,423,654
OTHER ASSETS LESS LIABILITIES — 1.6%		55,733
NET ASSETS — 100%		$3,479,387

‡      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

†       Real Estate Investment Trust

(A)   Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2019 was $224,474 and represents 6.5% of Net Assets.

(B)   Level 3 security in accordance with fair value hierarchy.

(C)   Security considered illiquid.  The total value of such securities as of September 30, 2019 was $224,474 and represents 6.5% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI China Environment Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$476,480	$—	$—	$476,480
Consumer Staples	41,387	—	—	41,387
Industrials	835,429	—	1,049	836,478
Information Technology	367,600	—	—	367,600
Real Estate	299,489	—	—	299,489
Utilities	363,727	—	223,425	587,152
Hong Kong	815,068	—	—	815,068
Total Common Stock	3,199,180	—	224,474	3,423,654
Total Investments in Securities	$3,199,180	$—	$224,474	$3,423,654

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2019	$—
Accrued discounts/premiums	—
Realized gain/(loss)(1)	—
Change in unrealized appreciation/(depreciation)(2)	—
Purchases	—
Sales	—
Transfer into Level 3	224,474
Transfer out of Level 3	—
Ending balance as of September 30, 2019	$224,474

(1)    Realized gain/(loss) from the sale of Level 3 securities is included on the Statement of Operations in Net Realized Gain (Loss) on Investments

(2)    Change in unrealized appreciation/(depreciation) is included on the Statement of Operations in Net Change in Unrealized Appreciation (Depreciation) on Investments

For the period ended September 30, 2019, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2019, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2019, the transfer in and out of level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 96.1%‡
AUSTRIA — 1.3%
Information Technology — 1.3%
ams	7,079	$314,993
TOTAL AUSTRIA		314,993

CANADA — 1.6%
Materials — 1.6%
First Quantum Minerals	48,514	407,825
TOTAL CANADA		407,825

CHILE — 2.8%
Materials — 2.8%
Antofagasta	32,693	362,186
Sociedad Quimica y Minera de Chile ADR(A)	11,952	332,146
TOTAL CHILE		694,332

CHINA — 22.3%
Communication Services — 1.9%
Baidu ADR*	4,630	475,779
Consumer Discretionary — 12.6%
Brilliance China Automotive Holdings	320,000	343,700
BYD, Cl H(A)	71,500	357,070
China Shipbuilding Industry Group Power, Cl A	108,646	347,791
Great Wall Motor, Cl H	462,000	309,399
Guangdong Dongfang Precision Science & Technology, Cl A	502,800	329,511
Huizhou Desay Sv Automotive, Cl A	88,300	291,193
Kuang-Chi Technologies, Cl A	241,092	302,496
Ningbo Joyson Electronic, Cl A*	140,700	341,643
NIO ADR*(A)	119,000	185,640
Zotye Automobile, Cl A*	611,900	298,187
		3,106,630
Industrials — 4.8%
Camel Group, Cl A	230,105	292,900
Guoxuan High-Tech, Cl A	160,789	281,671
Jiangxi Special Electric Motor, Cl A*	535,806	299,371
Zhejiang Narada Power Source, Cl A*	198,000	324,121
		1,198,063

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 3.0%
GoerTek, Cl A	180,828	$445,157
Shanghai Belling, Cl A	137,300	290,320
		735,477
TOTAL CHINA		5,515,949

FRANCE — 2.0%
Consumer Discretionary — 1.5%
Valeo	11,314	366,953
Information Technology — 0.5%
STMicroelectronics	6,168	119,223
TOTAL FRANCE		486,176

GERMANY — 10.2%
Consumer Discretionary — 8.4%
Bayerische Motoren Werke	12,558	884,288
Daimler	17,011	846,043
Hella GmbH & KGaA	7,831	350,203
		2,080,534
Information Technology — 1.8%
Infineon Technologies	25,228	454,140
TOTAL GERMANY		2,534,674

JAPAN — 1.6%
Materials — 1.6%
Hitachi Chemical	12,300	401,180
TOTAL JAPAN		401,180

NETHERLANDS — 2.1%
Information Technology — 2.1%
NXP Semiconductors	4,778	521,375
TOTAL NETHERLANDS		521,375

PERU — 2.0%
Materials — 2.0%
Southern Copper	14,624	499,117
TOTAL PERU		499,117

SOUTH KOREA — 2.0%
Information Technology — 2.0%
Samsung SDI	2,609	486,400
TOTAL SOUTH KOREA		486,400

SWITZERLAND — 1.5%
Information Technology — 1.5%
STMicroelectronics	19,706	381,226
TOTAL SWITZERLAND		381,226

TAIWAN — 2.6%
Consumer Discretionary — 1.3%
Cub Elecparts	40,000	320,392
Information Technology — 1.3%
Parade Technologies	18,000	313,301
TOTAL TAIWAN		633,693
The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
UNITED KINGDOM — 1.4%
Information Technology — 1.4%
Dialog Semiconductor*	7,201	$340,950
TOTAL UNITED KINGDOM		340,950

UNITED STATES — 42.7%
Communication Services — 3.6%
Alphabet, Cl A*	731	892,653

Consumer Discretionary — 12.0%
Aptiv	5,737	501,528
General Motors	24,168	905,817
Gentherm*	7,940	326,215
Tesla*(A)	3,704	892,182
Visteon*	4,164	343,697
		2,969,439
Industrials — 1.3%
EnerSys	5,056	333,393
Information Technology — 22.2%
Advanced Micro Devices*	29,169	845,609
Ambarella*	5,182	325,611
Analog Devices	7,803	871,829
Cirrus Logic*	6,015	322,284
Maxim Integrated Products	8,710	504,396
MaxLinear, Cl A*	14,622	327,240
NVIDIA	4,991	868,783
Skyworks Solutions	6,270	496,898
Texas Instruments	7,007	905,585
		5,468,235
Materials — 3.6%
Albemarle	5,599	389,242
FMC	5,642	494,691
		883,933
TOTAL UNITED STATES		10,547,653
TOTAL COMMON STOCK (Cost $26,163,762)		23,765,543

PREFERRED STOCK — 3.6%
GERMANY— 3.6%
Consumer Discretionary — 3.6%
Volkswagen(B)	5,189	882,842
TOTAL PREFERRED STOCK (Cost $894,897)		882,842

SHORT-TERM INVESTMENT(C)(D) — 6.6%
Invesco Government & Agency Portfolio, Cl Institutional, 2.270%	1,643,490	1,643,490
TOTAL SHORT-TERM INVESTMENT (Cost $1,643,490)		1,643,490

TOTAL INVESTMENTS — 106.3% (Cost $28,702,149)		26,291,875
OTHER ASSETS LESS LIABILITIES — (6.3)%		(1,559,086)
NET ASSETS — 100%		$24,732,789

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

‡       Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

(A)   This security or a partial position of this security is on loan at September 30, 2019.  The total market value of securities on loan at September 30, 2019 was $1,596,887.

(B)   Currently, no stated interest rate.

(C)   The rate shown is the 7-day effective yield as of September 30, 2019.

(D)   This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2019 was $1,643,490.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 99.9%
Health Care — 99.9%
3SBio*	149,000	$247,085
Aier Eye Hospital Group, Cl A	107,830	535,586
Alibaba Health Information Technology*	392,000	342,526
Beijing SL Pharmaceutical, Cl A	34,902	60,995
Beijing Tiantan Biological Products, Cl A	36,758	146,132
Beijing Tongrentang, Cl A	47,568	179,182
BGI Genomics, Cl A	14,100	126,326
Changchun High & New Technology Industry Group, Cl A	5,800	320,295
Chengdu Kanghong Pharmaceutical Group, Cl A	19,210	89,605
China Medical System Holdings	158,000	187,841
China National Accord Medicines, Cl A	11,832	72,057
China National Medicines, Cl A	26,055	99,423
China Reform Health Management and Services Group, Cl A*	31,000	76,141
China Resources Double Crane Pharmaceutical, Cl A	35,407	60,489
China Resources Pharmaceutical Group	185,500	173,920
China Resources Sanjiu Medical & Pharmaceutical, Cl A	32,709	133,425
China Traditional Chinese Medicine Holdings	264,000	121,234
Chongqing Zhifei Biological Products, Cl A	46,900	311,629
CSPC Pharmaceutical Group	532,000	1,068,153
Dong-E-E-Jiao, Cl A	3,600	15,365
Dong-E-E-Jiao, Cl E	19,214	82,009
Genscript Biotech*	110,000	210,756
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	49,246	239,293
Guizhou Bailing Group Pharmaceutical, Cl A	48,600	70,574
Hangzhou Tigermed Consulting, Cl A	25,550	222,004
Huadong Medicine, Cl A	59,022	216,543
Hualan Biological Engineering, Cl A	49,064	235,660
Hubei Jumpcan Pharmaceutical, Cl A	26,275	104,199
Humanwell Healthcare Group, Cl A	47,270	81,550
Hutchison China MediTech ADR*	6,818	121,633
Jafron Biomedical, Cl A	14,300	151,987
Jiangsu Hengrui Medicine, Cl A	133,609	1,509,492
Jiangsu Yuyue Medical Equipment & Supply, Cl A	34,210	103,475
Jilin Aodong Pharmaceutical Group, Cl A	40,611	87,578
Jinyu Bio-Technology, Cl A	41,168	108,783
Joincare Pharmaceutical Group Industry, Cl A	66,048	90,731
Jointown Pharmaceutical Group, Cl A	63,550	126,990
Lepu Medical Technology Beijing, Cl A	59,500	208,798
Livzon Pharmaceutical Group, Cl A	20,940	77,823
Luye Pharma Group	133,000	94,838
Meinian Onehealth Healthcare Holdings, Cl A	133,410	227,171
Shandong Buchang Pharmaceuticals, Cl A	39,869	106,467
Shandong Weigao Group Medical Polymer, Cl H	240,000	247,060

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI All China Health Care Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Shanghai Fosun Pharmaceutical Group, Cl A	67,759	$239,773
Shanghai Fosun Pharmaceutical Group, Cl H	58,500	157,082
Shanghai Henlius Biotech, Cl H*	504	—
Shanghai Pharmaceuticals Holding, Cl A	64,994	165,643
Shanghai Pharmaceuticals Holding, Cl H	96,600	174,978
Shenzhen Hepalink Pharmaceutical Group, Cl A	36,228	94,360
Shenzhen Kangtai Biological Products, Cl A	23,000	239,108
Shenzhen Mindray Bio-Medical Electronics, Cl A	14,100	364,209
Shenzhen Salubris Pharmaceuticals, Cl A	29,643	77,623
Shijiazhuang Yiling Pharmaceutical, Cl A	41,525	62,742
Sichuan Kelun Pharmaceutical, Cl A	49,300	178,527
Sihuan Pharmaceutical Holdings Group	446,000	67,702
Sino Biopharmaceutical	790,500	1,004,335
Sinopharm Group, Cl H	142,400	445,942
SSY Group	178,000	140,776
Tasly Pharmaceutical Group, Cl A	50,352	109,853
Tong Ren Tang Technologies, Cl H	69,000	62,756
Tonghua Dongbao Pharmaceutical, Cl A	70,691	173,233
Walvax Biotechnology, Cl A	54,100	204,470
Winning Health Technology Group, Cl A	57,100	126,974
WuXi AppTec, Cl A	51,205	621,671
WuXi AppTec, Cl H	18,200	198,962
Wuxi Biologics Cayman*	66,500	678,623
Yifan Pharmaceutical, Cl A	41,839	78,567
Yunnan Baiyao Group, Cl A	35,465	377,683
Zhangzhou Pientzehuang Pharmaceutical, Cl A	20,823	297,071
Zhejiang Conba Pharmaceutical, Cl A	92,400	81,904
Zhejiang Huahai Pharmaceutical, Cl A	44,116	91,306
Zhejiang NHU, Cl A	72,933	218,456
TOTAL COMMON STOCK
(Cost $14,545,795)		15,827,152

TOTAL INVESTMENTS — 99.9%
(Cost $14,545,795)		15,827,152
OTHER ASSETS LESS LIABILITIES — 0.1%		19,798
NET ASSETS — 100%		$15,846,950

‡      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 95.8%
CHINA — 73.3%
Consumer Discretionary — 2.9%
Baoxin Auto Finance I
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+8.909%, 10/30/2020‡	$200,000	$159,517
Golden Eagle Retail Group
4.625%, 05/21/2023	200,000	190,500
		350,017
Financials — 29.1%
Bank of Communications
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.344%, 07/29/2020‡	300,000	303,510
CCB Life Insurance
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.680%, 04/21/2022	300,000	295,647
CFLD Cayman Investment
8.600%, 04/08/2024	200,000	197,500
China Construction Bank
4.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.974%, 12/16/2020‡	400,000	405,080
China Life Insurance
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.294%, 07/03/2020	200,000	200,300
China Reinsurance Finance
3.375%, 03/09/2022	400,000	399,906
Fortune Star BVI
5.950%, 01/29/2021	200,000	198,961
GLP China Holdings
4.974%, 02/26/2024	200,000	210,221
Guotai Junan Holdings
3.875%, 03/11/2022	200,000	204,308
Industrial & Commercial Bank of China
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.382%, 12/10/2019‡	300,000	301,526
Poly Real Estate Finance
4.750%, 09/17/2023	200,000	210,556

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares CCBS China Corporate High Yield Bond USD Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
Ronshine China Holdings
8.750%, 04/25/2021	$200,000	$199,907
Sino-Ocean Land Treasure IV
5.250%, 03/30/2022	200,000	205,702
Westwood Group Holdings
5.375%, 10/19/2023	200,000	212,756
		3,545,880
Industrials — 4.2%
CNAC HK Synbridge
5.000%, 05/05/2020	300,000	303,232
Huzhou City Investment Development Group
4.875%, 12/20/2020	200,000	202,299
		505,531
Materials — 2.1%
Chinalco Capital Holdings
4.250%, 04/21/2022	250,000	252,411

Real Estate — 30.6%
Central Plaza Development
7.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+10.532%, 12/02/2019‡	200,000	200,000
Chengdu Economic & Technological Development Zone State-Owned Assets Investment
7.500%, 02/12/2022	200,000	200,998
China Aoyuan Group
7.950%, 09/07/2020	200,000	206,486
China Evergrande Group
7.500%, 06/28/2020	400,000	330,745
Country Garden Holdings
8.000%, 09/27/2021	400,000	434,239
Fantasia Holdings Group
15.000%, 12/18/2021	200,000	203,983
Franshion Brilliant
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.859%, 01/17/2022‡	200,000	193,594
Kaisa Group Holdings
8.500%, 06/30/2020	200,000	181,224
Logan Property Holdings
5.250%, 05/23/2020	200,000	192,705
Shimao Property Holdings
6.125%, 02/21/2022	300,000	317,957
Shui On Development Holding
6.400%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.627%, 06/20/2022‡	200,000	198,599
Sunac China Holdings
8.350%, 04/19/2021	200,000	197,711
Times China Holdings
6.600%, 11/30/2020	200,000	197,205

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares CCBS China Corporate High Yield Bond USD Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Real Estate (continued)
Well Hope Development
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.927%, 10/19/2022‡	$200,000	$197,800
Wuhan Real Estate Development & Investment Group
5.700%, 08/09/2021	250,000	257,867
Yuzhou Properties
8.500%, 02/04/2022	200,000	202,526
		3,713,639
Utilities — 4.4%
Lenovo Group
4.750%, 03/29/2023	200,000	203,308
Nuoxi Capital
5.350%, 01/24/2023	200,000	149,404
Tsinghua Unic
5.375%, 01/31/2023	200,000	181,805
		534,517
TOTAL CHINA		8,901,995

HONG KONG — 22.5%
Financials — 11.4%
Bank of East Asia
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.834%, 12/02/2020‡	250,000	250,704
China CITIC Bank International
7.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.151%, 11/06/2023‡	200,000	215,365
CMB Wing Lung Bank
6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.948%, 01/24/2024‡	250,000	263,690
Industrial & Commercial Bank of China Asia
4.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.135%, 07/21/2021‡	300,000	300,285
Nanyang Commercial Bank
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.205%, 06/02/2022‡	350,000	343,825
		1,373,869
Industrials — 1.7%
Celestial Miles
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.205%, 01/31/2024‡	200,000	209,018

Real Estate — 5.2%
HLP Finance
4.750%, 06/25/2022	200,000	209,615
Metropolitan Light
5.500%, 11/21/2020	180,000	185,497
NWD Finance BVI
5.750%, 10/05/2021‡	250,000	247,607
		642,719

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares CCBS China Corporate High Yield Bond USD Index ETF (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Utilities — 4.2%
OVPH
5.875%, 03/01/2021‡	$500,000	$509,375
TOTAL HONG KONG		2,734,981
TOTAL CORPORATE OBLIGATIONS
(Cost $11,543,767)		11,636,976

TOTAL INVESTMENTS — 95.8%
(Cost $11,543,767)		11,636,976
OTHER ASSETS LESS LIABILITIES — 4.2%		514,453
NET ASSETS — 100%		$12,151,429

‡     Perpetual Bond — Maturity Date listed represents the next call date.

VAR — Variable Rate

As of September 30, 2019, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 99.0%‡
BRAZIL — 8.7%
Health Care — 8.7%
Fleury	1,300	$8,239
Hapvida Participacoes e Investimentos	2,800	36,541
Notre Dame Intermedica Participacoes	2,000	26,168
Odontoprev	2,400	9,357
Qualicorp Consultoria e Corretora de Seguros	1,100	8,189
TOTAL BRAZIL		88,494

CHINA — 39.9%
Health Care — 39.9%
3SBio*	6,500	10,779
Aier Eye Hospital Group, Cl A	7,416	36,835
Changchun High & New Technology Industry Group, Cl A	400	22,089
China Biologic Products Holdings*	94	10,760
China Medical System Holdings	6,000	7,133
Chongqing Zhifei Biological Products, Cl A	3,913	26,000
Genscript Biotech*	4,000	7,664
Huadong Medicine, Cl A	4,440	16,289
Hualan Biological Engineering, Cl A	3,300	15,851
Jiangsu Hengrui Medicine, Cl A	5,190	58,631
Lepu Medical Technology Beijing, Cl A	4,222	14,816
Luye Pharma Group	8,000	5,705
Shandong Weigao Group Medical Polymer, Cl H	12,000	12,353
Shanghai Fosun Pharmaceutical Group, Cl H	1,500	4,028
Shanghai Henlius Biotech, Cl H*	11	—
Shanghai Pharmaceuticals Holding, Cl H	2,200	3,985
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,300	59,410
Sichuan Kelun Pharmaceutical, Cl A	3,393	12,287
Sihuan Pharmaceutical Holdings Group	23,000	3,491
Walvax Biotechnology, Cl A	3,700	13,984
WuXi AppTec, Cl H	280	3,061
Wuxi Biologics Cayman*	3,500	35,717
Zai Lab ADR*	155	5,014
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,400	19,973
TOTAL CHINA		405,855

HONG KONG — 3.0%
Health Care — 3.0%
Innovent Biologics*	3,000	9,548
Microport Scientific	4,000	3,623
Ping An Healthcare and Technology*	2,700	15,791
YiChang HEC ChangJiang Pharmaceutical, Cl H	400	1,952
TOTAL HONG KONG		30,914

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
HUNGARY — 1.4%
Health Care — 1.4%
Richter Gedeon Nyrt	867	$14,024
TOTAL HUNGARY		14,024

INDIA — 10.1%
Health Care — 10.1%
Aurobindo Pharma	2,620	21,775
Lupin	1,989	20,087
Piramal Enterprises	791	18,221
Sun Pharmaceutical Industries	7,829	43,023
TOTAL INDIA		103,106

INDONESIA — 2.5%
Health Care — 2.5%
Kalbe Farma	211,600	24,969
TOTAL INDONESIA		24,969

MALAYSIA — 8.0%
Health Care — 8.0%
Hartalega Holdings	13,700	17,178
IHH Healthcare	35,700	48,430
KPJ Healthcare	19,500	4,122
Top Glove	10,600	11,266
TOTAL MALAYSIA		80,996

SOUTH AFRICA — 2.8%
Health Care — 2.8%
Aspen Pharmacare Holdings	1,983	11,241
Life Healthcare Group Holdings	6,284	9,399
Netcare	6,586	7,623
TOTAL SOUTH AFRICA		28,263

SOUTH KOREA — 16.3%
Consumer Discretionary — 0.9%
HLB*	180	9,089

Health Care — 15.4%
ABLBio*	194	2,741
Celltrion*	297	40,720
Celltrion Healthcare*	658	27,725
Daewoong	274	3,379
Daewoong Pharmaceutical	55	6,851
Genexine*	91	3,865
Green Cross	54	5,124
Hanall Biopharma*	224	4,888
Hanmi Pharm	53	12,229
Hanmi Science	287	9,501
Helixmith*	91	5,044
Hugel*	20	6,446
Komipharm International*	257	2,632
Medy-Tox	25	7,526
SillaJen*	329	2,239

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares Emerging Markets Healthcare Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Yuhan	62	$11,844
Yungjin Pharmaceutical*	908	3,553
		156,307
TOTAL SOUTH KOREA		165,396

THAILAND — 6.3%
Health Care — 6.3%
Bangkok Chain Hospital	12,400	6,406
Bangkok Dusit Medical Services	60,700	48,028
Bumrungrad Hospital	2,400	10,044
TOTAL THAILAND		64,478
TOTAL COMMON STOCK (Cost $1,034,446)		1,006,495

TOTAL INVESTMENTS — 99.0% (Cost $1,034,446)		1,006,495
OTHER ASSETS LESS LIABILITIES — 1.0%		10,235
NET ASSETS — 100%		$1,016,730

‡      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

## SECTOR WEIGHTINGS†:

23.0% Financials
23.0% Information Technology
9.4% Energy
8.9% Consumer Discretionary
7.9% Materials
7.4% Consumer Staples
6.0% Financials
5.8% Communication Services
3.9% Industrials
1.9% Utilities
1.6% Real Estate
1.2% Health Care
0.0% Rights

† *Percentages are as of September 30, 2019 and are based on total investments. Industries are utilized for compliance purposes, whereas sectors are utilized for reporting purposes.*

	Shares	Value
COMMON STOCK — 92.8%‡
BRAZIL — 6.6%
Consumer Discretionary — 0.7%
Kroton Educacional	1,000	$2,691
Lojas Renner	550	6,651
Magazine Luiza	800	7,095
		16,437
Consumer Staples — 1.2%
Ambev	3,800	17,515
BRF*	300	2,756
JBS	600	4,713
Raia Drogasil	200	4,603
		29,587
Energy — 0.8%
Petroleo Brasileiro	2,200	15,966
Ultrapar Participacoes	600	2,662
		18,628
Financials — 1.6%
B3 - Brasil Bolsa Balcao	1,400	14,728
Banco Bradesco	800	6,025
Banco do Brasil	700	7,663
Banco Santander Brasil	300	3,274
BB Seguridade Participacoes	500	4,223
IRB Brasil Resseguros S	300	2,700
		38,613
Industrials — 0.7%
CCR	800	3,313
Embraer	500	2,158
Localiza Rent a Car	400	4,365
Rumo*	800	4,717
WEG	600	3,500
		18,053

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 0.1%
Cielo	800	$1,536

Materials — 1.3%
Klabin	500	1,840
Suzano	400	3,241
Vale	2,400	27,621
		32,702
Utilities — 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo	200	2,372
Equatorial Energia	100	2,411
		4,783
TOTAL BRAZIL		160,339

CHILE — 0.9%
Consumer Discretionary — 0.1%
SACI Falabella	514	2,876

Energy — 0.1%
Empresas COPEC	268	2,530

Financials — 0.3%
Banco de Chile	17,262	2,420
Banco de Credito e Inversiones	33	2,081
Banco Santander Chile	45,657	3,221
		7,722
Industrials — 0.1%
Latam Airlines Group	207	2,291

Materials — 0.1%
Empresas CMPC	867	2,019

Utilities — 0.2%
Enel Americas	19,579	3,589
Enel Chile	19,330	1,673
		5,262
TOTAL CHILE		22,700

COLOMBIA — 0.2%
Energy — 0.1%
Ecopetrol	3,338	2,836

Financials — 0.1%
Bancolombia	154	1,736
TOTAL COLOMBIA		4,572

CZECH REPUBLIC — 0.2%
Financials — 0.1%
Komercni banka as	51	1,723

Utilities — 0.1%
CEZ	109	2,405
TOTAL CZECH REPUBLIC		4,128
The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
EGYPT — 0.2%
Financials — 0.2%
Commercial International Bank Egypt SAE	906	$4,320
TOTAL EGYPT		4,320

GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	166	2,288
TOTAL GREECE		2,288

HUNGARY — 0.4%
Energy — 0.1%
MOL Hungarian Oil & Gas	248	2,333

Financials — 0.3%
OTP Bank Nyrt	152	6,327
TOTAL HUNGARY		8,660

INDIA — 13.5%
Communication Services — 0.3%
Bharti Airtel	1,540	7,976

Consumer Discretionary — 0.9%
Bajaj Auto	56	2,325
Eicher Motors	9	2,256
Mahindra & Mahindra	503	3,883
Maruti Suzuki India	85	8,055
Tata Motors	1,250	2,072
Titan	214	3,844
		22,435
Consumer Staples — 1.4%
Dabur India	361	2,278
Godrej Consumer Products	248	2,405
Hindustan Unilever	525	14,682
ITC	3,000	11,000
Nestle India	16	3,136
		33,501
Energy — 2.3%
Bharat Petroleum	522	3,463
Indian Oil	1,500	3,120
Oil & Natural Gas	961	1,787
Reliance Industries	2,500	46,996
		55,366
Financials — 3.7%
Axis Bank	1,600	15,465
Bajaj Finance	160	9,135
Bajaj Finserv	26	3,123
Housing Development Finance	1,500	41,846
ICICI Bank	2,000	12,240
Indiabulls Housing Finance	208	751
State Bank of India	1,500	5,732
Yes Bank	1,500	876
		89,168

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 0.4%
Aurobindo Pharma	180	$1,496
Dr Reddy’s Laboratories	78	2,974
Piramal Enterprises	55	1,267
Sun Pharmaceutical Industries	750	4,122
		9,859
Industrials — 0.3%
Larsen & Toubro	400	8,321

Information Technology — 2.9%
HCL Technologies	450	6,862
Infosys	3,000	34,104
Tata Consultancy Services	750	22,217
Tech Mahindra	318	3,206
Wipro	1,250	4,230
		70,619
Materials — 0.9%
Asian Paints	212	5,271
Grasim Industries	226	2,328
Hindalco Industries	816	2,203
JSW Steel	592	1,921
UltraTech Cement	80	4,901
UPL	373	3,179
Vedanta	909	1,977
		21,780
Utilities — 0.4%
GAIL India	1,400	2,657
NTPC	1,800	2,984
Power Grid Corp of India	1,600	4,494
		10,135
TOTAL INDIA		329,160

INDONESIA — 3.3%
Communication Services — 0.6%
Telekomunikasi Indonesia Persero	46,000	13,967

Consumer Discretionary — 0.4%
Astra International	20,000	9,299

Consumer Staples — 0.3%
Charoen Pokphand Indonesia	6,300	2,374
Unilever Indonesia	1,300	4,259
		6,633
Energy — 0.1%
United Tractors	1,500	2,174

Financials — 1.9%
Bank Central Asia	8,700	18,601
Bank Mandiri Persero	18,000	8,845
Bank Negara Indonesia Persero	6,700	3,469
Bank Rakyat Indonesia Persero	50,000	14,512
		45,427
TOTAL INDONESIA		77,500

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
MALAYSIA — 3.0%
Communication Services — 0.3%
DiGi.Com	3,000	$3,403
Maxis	3,000	4,012
		7,415
Consumer Discretionary — 0.1%
Genting	2,000	2,742

Consumer Staples — 0.1%
Sime Darby Plantation	2,300	2,598

Financials — 1.5%
CIMB Group Holdings	8,000	9,611
Hong Leong Bank	500	1,954
Malayan Banking	5,616	11,414
Public Bank	2,600	12,469
		35,448
Health Care — 0.1%
IHH Healthcare	2,000	2,713

Materials — 0.2%
Petronas Chemicals Group	3,000	5,402

Utilities — 0.7%
Petronas Gas	500	1,956
Tenaga Nasional	4,500	14,660
		16,616
TOTAL MALAYSIA		72,934

MEXICO — 3.7%
Communication Services — 1.0%
America Movil	28,000	20,791
Grupo Televisa	2,000	3,917
		24,708
Consumer Staples — 1.2%
Fomento Economico Mexicano	1,700	15,571
Grupo Bimbo, Ser A	1,100	2,006
Wal-Mart de Mexico	4,300	12,738
		30,315
Financials — 0.6%
Grupo Financiero Banorte, Cl O	2,200	11,851
Grupo Financiero Inbursa, Cl O	1,500	1,911
		13,762
Industrials — 0.2%
Alfa, Cl A	2,200	1,939
Grupo Aeroportuario del Pacifico, Cl B	200	1,929
Grupo Aeroportuario del Sureste, Cl B	145	2,210
		6,078
Materials — 0.5%
Cemex	12,500	4,862
Grupo Mexico	2,900	6,796
		11,658
Real Estate — 0.2%
Fibra Uno Administracion†	2,800	4,100
TOTAL MEXICO		90,621

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
NETHERLANDS — 1.1%
Consumer Discretionary — 1.1%
Prosus*	360	$26,433
TOTAL NETHERLANDS		26,433

PERU — 0.6%
Financials — 0.4%
Credicorp	47	9,797

Materials — 0.2%
Cia de Minas Buenaventura SAA ADR	121	1,837
Southern Copper	58	1,980
		3,817
TOTAL PERU		13,614

PHILIPPINES — 1.6%
Financials — 0.2%
BDO Unibank	2,100	5,794

Industrials — 0.6%
Ayala	300	5,120
JG Summit Holdings	3,500	4,896
SM Investments	300	5,621
		15,637
Real Estate — 0.8%
Ayala Land	10,500	10,018
SM Prime Holdings	14,000	10,049
		20,067
TOTAL PHILIPPINES		41,498

POLAND — 1.4%
Communication Services — 0.1%
CD Projekt	60	3,643

Consumer Discretionary — 0.1%
LPP	1	2,145

Energy — 0.3%
Polski Koncern Naftowy ORLEN	280	6,893

Financials — 0.8%
Bank Polska Kasa Opieki	165	4,214
Powszechna Kasa Oszczednosci Bank Polski	825	8,091
Powszechny Zaklad Ubezpieczen	600	5,594
Santander Bank Polska	32	2,503
		20,402
Materials — 0.1%
KGHM Polska Miedz	115	2,295
TOTAL POLAND		35,378

QATAR — 1.4%
Financials — 1.2%
Masraf Al Rayan QSC	3,750	3,646
Qatar Islamic Bank SAQ	1,100	4,713
Qatar National Bank QPSC	3,900	20,662
		29,021

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.2%
Industries Qatar QSC	1,750	$5,244
TOTAL QATAR		34,265

RUSSIA — 6.2%
Communication Services — 0.1%
Mobile TeleSystems PJSC ADR	348	2,819

Consumer Discretionary — 0.1%
X5 Retail Group GDR	83	2,915

Consumer Staples — 0.1%
Magnit PJSC GDR	242	3,162

Energy — 3.9%
Gazprom PJSC	8,300	28,898
LUKOIL PJSC	400	33,214
Novatek PJSC GDR	70	14,280
Rosneft	950	6,139
Tatneft PJSC	1,150	12,184
		94,715
Financials — 1.2%
Sberbank of Russia PJSC	8,250	28,955

Materials — 0.8%
Alrosa PJSC	1,750	2,009
MMC Norilsk Nickel PJSC	50	12,859
Novolipetsk Steel PJSC	820	1,797
Severstal PJSC	140	2,014
		18,679
TOTAL RUSSIA		151,245

SOUTH AFRICA — 7.1%
Communication Services — 0.6%
Group	1,400	8,892
MultiChoice Group*	284	2,210
Vodacom Group	425	3,353
		14,455
Consumer Discretionary — 2.7%
Absa Group	600	6,049
Mr Price Group	162	1,691
Naspers, Cl N	360	54,491
Woolworths Holdings	658	2,390
		64,621
Consumer Staples — 0.5%
Bid	280	5,947
Clicks Group	168	2,382
Oceana Group	28	128
Shoprite Holdings	281	2,273
Tiger Brands	109	1,514
		12,244
Energy — 0.1%
Exxaro Resources	174	1,499

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 2.0%
Capitec Bank Holdings	26	$2,208
Discovery	244	1,835
FirstRand	2,800	11,484
Nedbank Group	335	5,011
Old Mutual	3,300	4,207
Remgro	355	3,821
RMB Holdings	467	2,313
Sanlam	1,216	5,981
Standard Bank Group	1,100	12,673
		49,533
Industrials — 0.1%
Bidvest Group	224	2,819
Information Technology — 0.3%
Sasol	465	7,761
Materials — 0.5%
Anglo American Platinum	35	2,108
AngloGold Ashanti	330	6,183
Gold Fields	541	2,716
		11,007
Real Estate — 0.3%
Growthpoint Properties†	1,998	3,044
NEPI Rockcastle	259	2,267
Redefine Properties†	3,614	1,866
		7,177
TOTAL SOUTH AFRICA		171,116

SOUTH KOREA — 18.1%
Communication Services — 1.2%
Kakao	34	3,852
NAVER	125	16,406
NCSoft	15	6,533
SK Telecom	13	2,625
		29,416
Consumer Discretionary — 1.9%
Fila Korea	32	1,549
Hyundai Mobis	57	12,009
Hyundai Motor	125	14,003
Kangwon Land	81	2,001
Kia Motors	250	9,531
LG Electronics	95	5,353
Woongjin Coway	36	2,546
		46,992
Consumer Staples — 0.9%
Amorepacific	21	2,467
E-MART	13	1,228
KT&G	95	8,379
LG Household & Health Care	8	8,741
		20,815
Energy — 0.4%
SK Innovation	53	7,355
S-Oil	31	2,576
		9,931

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 2.0%
DB Insurance	34	$1,467
Hana Financial Group	300	8,841
Industrial Bank of Korea	174	1,920
KB Financial Group	358	12,780
Samsung Fire & Marine Insurance	26	4,847
Samsung Life Insurance	47	2,794
Shinhan Financial Group	383	13,384
Woori Financial Group	327	3,404
		49,437
Health Care — 0.6%
Celltrion*	70	9,597
Celltrion Healthcare*	33	1,390
Helixmith*	10	554
Samsung Biologics*	10	2,571
SillaJen*	40	272
		14,384
Industrials — 1.0%
Hyundai Engineering & Construction	54	2,090
Hyundai Heavy Industries Holdings	6	1,753
Korea Shipbuilding & Offshore Engineering*	26	2,695
LG	85	4,974
Samsung C&T	70	5,249
Samsung Heavy Industries*	299	1,970
SK Holdings	26	4,434
		23,165
Information Technology — 8.7%
LG Display	148	1,751
Samsung Electro-Mechanics	50	4,305
Samsung Electronics	3,817	156,521
Samsung SDI	45	8,389
Samsung SDS	23	3,663
SK Hynix	525	36,078
		210,707
Materials — 1.2%
Hyundai Steel	54	1,756
Korea Zinc	5	1,873
LG Chemical	40	10,015
Lotte Chemical	12	2,368
POSCO	68	12,905
		28,917
Utilities — 0.2%
Korea Electric Power	275	5,955
TOTAL SOUTH KOREA		439,719

TAIWAN — 18.0%
Communication Services — 0.8%
Chunghwa Telecom	4,000	14,311
Far EasTone Telecommunications	1,000	2,337
Taiwan Mobile	1,000	3,610
		20,258

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary — 0.6%
Hotai Motor	1,000	$15,198

Consumer Staples — 0.8%
President Chain Store	1,000	9,347
Uni-President Enterprises	4,000	9,644
		18,991
Energy — 0.1%
Formosa Petrochemical	1,000	3,165

Financials — 3.1%
Cathay Financial Holding	6,000	7,910
Chailease Holding	1,030	4,150
Chang Hwa Commercial Bank	4,080	2,847
China Development Financial Holding	9,000	2,680
CTBC Financial Holding	12,000	7,968
E.Sun Financial Holding	7,497	6,343
First Financial Holding	7,070	4,968
Fubon Financial Holding	6,000	8,616
Hua Nan Financial Holdings	5,273	3,560
Mega Financial Holding	8,000	7,414
Shanghai Commercial & Savings Bank*	2,000	3,359
Shin Kong Financial Holding	7,000	2,119
SinoPac Financial Holdings	7,000	2,730
Taishin Financial Holding	7,146	3,190
Taiwan Cooperative Financial Holding	6,180	4,084
Yuanta Financial Holding	7,000	4,174
		76,112
Industrials — 0.1%
Far Eastern New Century	2,000	1,847

Information Technology — 10.8%
ASE Technology Holding	2,000	4,564
Asustek Computer	1,000	6,656
AU Optronics	6,000	1,520
Catcher Technology	1,000	7,575
Delta Electronics	2,000	8,542
Hon Hai Precision Industry	12,000	28,314
Innolux	6,000	1,276
Lite-On Technology	1,000	1,589
MediaTek	1,000	11,894
Novatek Microelectronics	1,000	5,737
Pegatron	1,000	1,741
Quanta Computer	2,000	3,649
Taiwan Semiconductor Manufacturing	20,000	175,346
United Microelectronics	8,000	3,455
		261,858
Materials — 1.7%
Asia Cement	2,000	2,791
China Steel	9,000	6,672
Formosa Chemicals & Fibre	2,000	5,589
Formosa Plastics	4,000	12,185

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Nan Ya Plastics	5,000	$11,233
Taiwan Cement	3,210	4,103
		42,573
TOTAL TAIWAN		440,002

THAILAND — 3.4%
Communication Services — 0.3%
Advanced Info Service	1,000	7,193

Consumer Staples — 0.5%
CP ALL	5,000	13,284

Energy — 0.9%
PTT	10,500	15,878
PTT Exploration & Production	1,400	5,539
		21,417
Financials — 0.7%
Kasikornbank	1,800	9,210
Siam Commercial Bank	1,800	6,945
		16,155
Health Care — 0.1%
Bangkok Dusit Medical Services	3,500	2,770

Industrials — 0.4%
Airports of Thailand	4,300	10,510

Materials — 0.4%
PTT Global Chemical	2,300	4,042
Siam Cement	400	5,336
		9,378
Real Estate — 0.1%
Central Pattana	1,300	2,890
TOTAL THAILAND		83,597

TURKEY — 1.1%
Consumer Staples — 0.3%
BIM Birlesik Magazalar	700	6,089

Energy — 0.2%
Tupras Turkiye Petrol Rafinerileri	200	5,083

Financials — 0.6%
Akbank T.A.S.	5,000	7,190
Turkiye Garanti Bankasi	4,000	7,233
		14,423
TOTAL TURKEY		25,595

UNITED ARAB EMIRATES — 0.7%
Communication Services — 0.2%
Emirates Telecommunications Group PJSC	1,165	5,233
Financials — 0.4%
Abu Dhabi Commercial Bank PJSC	1,392	2,979
First Abu Dhabi Bank PJSC	1,901	7,784
		10,763
The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 0.1%
Emaar Properties PJSC	2,352	$2,952
TOTAL UNITED ARAB EMIRATES		18,948
TOTAL COMMON STOCK (Cost $2,384,936)		2,258,632

PREFERRED STOCK(A) — 5.8%
BRAZIL — 4.5%
Communication Services — 0.2%
Telefonica Brasil	400	5,272
Consumer Discretionary — 0.1%
Lojas Americanas	500	2,383
Consumer Staples — 0.1%
Cia Brasileira de Distribuicao	100	1,921
Energy — 0.9%
Petroleo Brasileiro	3,200	21,134
Financials — 3.0%
Banco Bradesco	3,400	27,720
Itau Unibanco Holding	4,000	33,676
Itausa — Investimentos Itau	3,600	11,443
		72,839
Materials — 0.1%
Gerdau	700	2,220
Utilities — 0.1%
Cia Energetica de Minas Gerais	600	2,068
TOTAL BRAZIL		107,837

CHILE — 0.1%
Materials — 0.1%
Sociedad Quimica y Minera de Chile	83	2,288
COLOMBIA — 0.2%
Financials — 0.2%
Bancolombia	307	3,797

RUSSIA — 0.1%
Energy — 0.1%
Surgutneftegas PJSC	4,700	2,714
SOUTH KOREA — 0.9%
Information Technology — 0.9%
Samsung Electronics	700	23,116
TOTAL PREFERRED STOCK (Cost $144,563)		139,752
RIGHTS — 0.0%
TAIWAN — 0.0%
Shin Kong Financial Holding, Expires 10/25/2019*	32	—
The Shanghai Commercial, Expires 10/10/2019*	162	84
TOTAL RIGHTS (Cost $–)		84
TOTAL INVESTMENTS — 98.6% (Cost $2,529,499)		2,398,468
OTHER ASSETS LESS LIABILITIES — 1.4%		34,599
NET ASSETS — 100%		$2,433,067

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

‡       Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

(A)   Currently, no stated interest rate.

†      Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

As of September 30, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2019

	KraneShares CICC China Leaders 100 Index ETF	KraneShares CSI China Internet ETF		KraneShares Bosera MSCI China A Share ETF
Assets:
Investments at Value	$3,893,211	$1,641,154,007	*	$550,195,591
Cash and Cash Equivalents	27,150	1,863,518		233,023
Foreign Currency at Value	5	—		591,329
Prepaid Expenses	7	9,361		2,014
Receivable for Investment Securities Sold	—	13,046,154		—
Dividend and Interest Receivable	—	419,405		—
Total Assets	3,920,373	1,656,492,445		551,021,957
Liabilities:
Obligation to Return Securities Lending Collateral	—	104,328,298		—
Payable for Capital Shares Redeemed	—	49,706,761		—
Payable for Management Fees	2,264	907,268		274,987
Payable for Trustees’ Fee	19	8,738		840
Payable for Securities Lending Fees	—	37,199		—
Unrealized Depreciation on Spot Contracts	—	1,149		—
Total Liabilities	2,283	154,989,413		275,827
Net Assets	$3,918,090	$1,501,503,032		$550,746,130
Net Assets Consist of:
Paid-in Capital	$4,455,284	$1,982,935,561		$609,291,373
Total Distributable Loss	(537,194)	(481,432,529)		(58,545,243)
Net Assets	$3,918,090	$1,501,503,032		$550,746,130
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	150,000	36,250,000		18,350,000
Net Asset Value, Offering and Redemption Price Per Share	$26.12	$41.42		$30.01
Cost of Investments	$3,804,492	$1,787,181,306		$575,987,704
Cost of Foreign Currency	5	—		593,548
*Includes Market Value of Securities on Loan	—	101,348,781		—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)

September 30, 2019

	KraneShares E Fund China Commercial Paper ETF	KraneShares MSCI All China Index ETF	KraneShares MSCI One Belt One Road Index ETF
Assets:
Investments at Value	$16,406,421	$7,009,686	$18,039,820
Affiliated Investments at Value	14,866	—	—
Foreign Currency at Value	863,656	1,338	7,373
Cash and Cash Equivalents	50,844	12,650	83,862
Dividend and Interest Receivable	264,578	8,320	32,936
Receivable from Adviser for Withholding/Value Added Tax	37,239	—	—
Prepaid Expenses	80	—	89
Reclaim Receivable	—	428	2,373
Total Assets	17,637,684	7,032,422	18,166,453
Liabilities:
Payable for Management Fees	8,162	2,847	11,770
Payable for Foreign Capital Gains Tax	2,114	—	—
Payable for Trustees’ Fee	43	101	47
Unrealized Depreciation on Spot Contracts	—	—	2
Other Accrued Expenses	—	317	—
Total Liabilities	10,319	3,265	11,819
Net Assets	$17,627,365	$7,029,157	$18,154,634
Net Assets Consist of:
Paid-in Capital	$19,125,365	$7,133,748	$22,871,716
Total Distributable Loss	(1,498,000)	(104,591)	(4,717,082)
Net Assets	$17,627,365	$7,029,157	$18,154,634
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	550,000	300,000	800,002
Net Asset Value, Offering and Redemption Price Per Share	$32.05	$23.43	$22.69
Cost of Investments	$17,104,638	$7,067,403	$19,749,177
Cost of Affiliated Investments	15,241	—	—
Cost of Foreign Currency	868,183	1,335	7,366

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)

September 30, 2019

	KraneShares Emerging Markets Consumer Technology Index ETF		KraneShares MSCI China Environment Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Assets:
Investments at Value	$22,783,054	*	$3,423,654	$26,291,875	*
Cash and Cash Equivalents	6,205		36,184	11,374
Foreign Currency at Value	3,964		4,867	924
Dividend and Interest Receivable	13,436		17,008	47,774
Reclaim Receivable	2,663		—	40,046
Prepaid Expenses	120		17	131
Total Assets	22,809,442		3,481,730	26,392,124
Liabilities:
Payable for Investment Securities Purchased	213,232		—	—
Obligation to Return Securities Lending Collateral	851,781		—	1,643,490
Payable for Management Fees	14,361		2,307	14,910
Payable for Securities Lending Fees	151		—	822
Payable for Trustees’ Fee	151		35	113
Unrealized Depreciation on Spot Contracts	—		1	—
Total Liabilities	1,079,676		2,343	1,659,335
Net Assets	$21,729,766		$3,479,387	$24,732,789
Net Assets Consist of:
Paid-in Capital	$29,050,519		$5,571,254	$29,694,509
Total Distributable Loss	(7,320,753)		(2,091,867)	(4,961,720)
Net Assets	$21,729,766		$3,479,387	$24,732,789
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,000,002		200,002	1,200,002
Net Asset Value, Offering and Redemption Price Per Share	$21.73		$17.40	$20.61
Cost of Investments	$25,528,250		$3,780,029	$28,702,149
Cost of Foreign Currency	3,977		4,865	937
*Includes Market Value of Securities on Loan	823,981		—	1,596,887

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (concluded)

September 30, 2019

	KraneShares MSCI All China Healthcare Index ETF	KraneShares CCBS China Corporate High Yield Bond USD Index ETF	KraneShares Emerging Markets Healthcare Index ETF	KraneShares MSCI Emerging Markets ex China Index ETF
Assets:
Investments at Value	$15,827,152	$11,636,976	$1,006,495	$2,398,468
Cash and Cash Equivalents	704,247	327,981	10,500	30,359
Foreign Currency at Value	3,579	—	68	466
Receivable for Investment Securities Sold	381,937	—	—	—
Dividend and Interest Receivable	2,160	193,066	255	4,464
Prepaid Expenses	180	212	24	—
Reclaim Receivable	—	—	73	282
Total Assets	16,919,255	12,158,235	1,017,415	2,434,039
Liabilities:
Payable for Capital Shares Redeemed	1,062,267	—	—	—
Payable for Management Fees	9,656	6,806	666	957
Payable for Trustees’ Fee	276	—	19	4
Unrealized Depreciation on Spot Contracts	106	—	—	1
Other Accrued Expenses	—	—	—	10
Total Liabilities	1,072,305	6,806	685	972
Net Assets	$15,846,950	$12,151,429	$1,016,730	$2,433,067
Net Assets Consist of:
Paid-in Capital	$24,788,138	$11,935,858	$1,614,891	$2,500,050
Total Distributable Earnings/(Loss)	(8,941,188)	215,571	(598,161)	(66,983)
Net Assets	$15,846,950	$12,151,429	$1,016,730	$2,433,067
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	750,002	300,001	50,002	100,002
Net Asset Value, Offering and Redemption Price Per Share	$21.13	$40.50	$20.33	$24.33
Cost of Investments	$14,545,795	$11,543,767	$1,034,446	$2,529,499
Cost of Foreign Currency	3,579	—	68	466

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2019

	KraneShares CICC China Leaders 100 Index ETF	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A Share ETF
Investment Income:
Dividend Income	$101,416	$4,420,024	$14,058,438
Interest Income	545	39,034	82,722
Security Lending Income	—	2,671,620	—
Less: Foreign Taxes Withheld	(10,162)	—	(1,408,381)
Total Investment Income	91,799	7,130,678	12,732,779
Expenses:
Management Fees†	12,958	5,708,068	2,520,944
Trustees’ Fees	205	93,416	34,039
Security Lending Fees†	—	267,630	—
Insurance Expense	25	14,969	4,443
Total Expenses	13,188	6,084,083	2,559,426
Management Fee Waiver†	—	—	(646,400)
Net Expenses	13,188	6,084,083	1,913,026
Net Investment Income	78,611	1,046,595	10,819,753
Net Realized Loss on:
Investments	(77,808)	(29,029,523)	(7,274,668)
Foreign Currency Translations	(3)	(9,886)	(652,112)
Net Realized Loss on Investments and Foreign Currency Translations	(77,811)	(29,039,409)	(7,926,780)
Net Change in Unrealized Depreciation on:
Investments	(396,761)	(199,846,783)	(40,786,042)
Foreign Currency Translations	—	(1,147)	(2,219)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(396,761)	(199,847,930)	(40,788,261)
Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(474,572)	(228,887,339)	(48,715,041)
Net Decrease in Net Assets Resulting from Operations	$(395,961)	$(227,840,744)	$(37,895,288)

†       See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (continued)

For the Period Ended September 30, 2019

	KraneShares E Fund China Commercial Paper ETF	KraneShares MSCI All China Index ETF	KraneShares MSCI One Belt One Road Index ETF
Investment Income:
Dividend Income	$207	$149,782	$548,956
Dividend from Affiliated Investment	3,318	—	—
Less: Foreign Taxes Withheld	(473)	(11,976)	(53,313)
Interest Income	324,266	272	1,639
Less: Foreign Withholding/Value Added Tax	(37,239)	—	—
Reimbursement of Foreign Withholding/Value Added Tax	37,239	—	—
Total Investment Income	327,318	138,078	497,282
Expenses:
Management Fees†	63,934	24,569	78,646
Trustees’ Fees	1,002	385	1,075
Insurance Expense	137	390	157
Total Expenses	65,073	25,344	79,878
Management Fee Waiver†	(11,283)	(6,830)	—
Net Expenses	53,790	18,514	79,878
Net Investment Income	273,528	119,564	417,404
Net Realized Gain (Loss) on:
Investments	24,881	(26,095)	(596,809)
Affiliated Investments	(18,041)	—	—
Foreign Currency Translations	(300,152)	(168)	(1,980)
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Translations	(293,312)	(26,263)	(598,789)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(863,067)	(750,639)	(690,106)
Affiliated Investments	6,618	—	—
Foreign Currency Translations	(30,751)	109	144
Net Change in Unrealized Depreciation on Investments, Affiliated Investments and Foreign Currency Translations	(887,200)	(750,530)	(689,962)
Net Realized and Unrealized Loss on Investments, Affiliated Investments and Foreign Currency Translations	(1,180,512)	(776,793)	(1,288,751)
Net Decrease in Net Assets Resulting from Operations	$(906,984)	$(657,229)	$(871,347)

†       See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (continued)

For the Period Ended September 30, 2019

	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Environment Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Investment Income:
Dividend Income	$431,872	$101,255	$493,390
Interest Income	232	116	714
Security Lending Income	7,413	—	36,901
Less: Foreign Taxes Withheld	(16,460)	(3,690)	(42,342)
Total Investment Income	423,057	97,681	488,663
Expenses:
Management Fees†	99,918	14,568	106,177
Trustees’ Fees	1,279	182	1,533
Security Lending Fees†	744	—	3,688
Insurance Expense	210	30	249
Total Expenses	102,151	14,780	111,647
Net Expenses	102,151	14,780	111,647
Net Investment Income	320,906	82,901	377,016
Net Realized Gain (Loss) on:
Investments	(640,019)	(21,184)	70,851
Foreign Currency Translations	(4,074)	369	(423)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(644,093)	(20,815)	70,428
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,032,773)	(639,135)	(197,984)
Foreign Currency Translations	(363)	1	(978)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(1,033,136)	(639,134)	(198,962)
Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(1,677,229)	(659,949)	(128,534)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,356,323)	$(577,048)	$248,482

†       See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (concluded)

For the Period Ended September 30, 2019

	KraneShares MSCI All China Healthcare Index ETF	KraneShares CCBS China Corporate High Yield Bond USD Index ETF	KraneShares Emerging Markets Healthcare Index ETF	KraneShares MSCI Emerging Markets ex China Index ETF(1)
Investment Income:
Dividend Income	$250,614	$—	$8,988	$79,167
Interest Income	1,659	355,131	109	64
Security Lending Income	741	—	902	—
Less: Foreign Taxes Withheld	(19,240)	(4,670)	(546)	(7,252)
Total Investment Income	233,774	350,461	9,453	71,979
Expenses:
Management Fees†	97,356	41,648	8,140	6,606
Trustees’ Fees	1,329	679	130	123
Security Lending Fees†	74	—	90	—
Insurance Expense	269	91	29	10
Total Expenses	99,028	42,418	8,389	6,739
Management Fee Waiver†	(9,553)	—	—	(1,139)
Net Expenses	89,475	42,418	8,389	5,600
Net Investment Income	144,299	308,043	1,064	66,379
Net Realized Gain (Loss) on:
Investments	(4,114,623)	62,716	(235,685)	(9)
Foreign Currency Translations	(1,684)	—	486	(2,293)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(4,116,307)	62,716	(235,199)	(2,302)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,360,503	(145,408)	(133,801)	(131,031)
Foreign Currency Translations	(108)	—	(8)	(29)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,360,395	(145,408)	(133,809)	(131,060)
Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(2,755,912)	(82,692)	(369,008)	(133,362)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,611,613)	$225,351	$(367,944)	$(66,983)

†       See Note 3 in Notes to Financial Statements.

(1)    Commenced Operations on April 12, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CICC China Leaders 100 Index ETF
	Period Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Operations:
Net Investment Income	$78,611	$73,945
Net Realized Loss on Investments and Foreign Currency Translations	(77,811)	(330,149)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(396,761)	172,753
Net Decrease in Net Assets Resulting from Operations	(395,961)	(83,451)
Distributions:	—	(445,172)
Capital Share Transactions:(1)
Issued	2,830,761	—
Redeemed	(1,316,762)	(1,753,543)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,513,999	(1,753,543)
Total Increase (Decrease) in Net Assets	1,118,038	(2,282,166)
Net Assets:
Beginning of Period	2,800,052	5,082,218
End of Period	$3,918,090	$2,800,052
Share Transactions:
Issued	100,000	—
Redeemed	(50,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(50,000)

(1)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CSI China Internet ETF
	Period Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Operations:
Net Investment Income	$1,046,595	$3,207,090
Net Realized Loss on Investments and Foreign Currency Translations	(29,039,409)	(192,395,663)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(199,847,930)	(63,848,491)
Net Decrease in Net Assets Resulting from Operations	(227,840,744)	(253,037,064)
Distributions:	—	(52,775,933)
Capital Share Transactions:(1)
Issued	277,906,696	1,491,668,993
Redeemed	(623,067,504)	(739,973,651)
Increase (Decrease) in Net Assets from Capital Share Transactions	(345,160,808)	751,695,342
Total Increase (Decrease) in Net Assets	(573,001,552)	445,882,345
Net Assets:
Beginning of Period	2,074,504,584	1,628,622,239
End of Period	$1,501,503,032	$2,074,504,584
Share Transactions:
Issued	6,500,000	32,250,000
Redeemed	(14,350,000)	(14,800,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(7,850,000)	17,450,000

(1)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Bosera MSCI China A Share ETF
	Period Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Operations:
Net Investment Income	$10,819,753	$7,821,817
Net Realized Loss on Investments and Foreign Currency Translations	(7,926,780)	(36,526,206)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(40,788,261)	(17,097,577)
Net Decrease in Net Assets Resulting from Operations	(37,895,288)	(45,801,966)
Distributions:	—	(10,889,028)
Capital Share Transactions:(1)
Issued	168,045,162	542,064,331
Redeemed	(183,438,977)	(234,661,691)
Increase (Decrease) in Net Assets from Capital Share Transactions	(15,393,815)	307,402,640
Total Increase (Decrease) in Net Assets	(53,289,103)	250,711,646
Net Assets:
Beginning of Period	604,035,233	353,323,587
End of Period	$550,746,130	$604,035,233
Share Transactions:
Issued	5,400,000	16,750,000
Redeemed	(6,000,000)	(8,050,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(600,000)	8,700,000

(1)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares E Fund China Commercial Paper ETF
	Period Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Operations:
Net Investment Income	$273,528	$473,954
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Translations	(293,312)	(488,707)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	(887,200)	(332,349)
Net Decrease in Net Assets Resulting from Operations	(906,984)	(347,102)
Distributions:	(329,050)	(704,248)
Return of Capital:	—	(28,559)
Capital Share Transactions:(1)
Issued	1,658,205	6,871,858
Redeemed	(1,617,038)	—
Increase in Net Assets from Capital Share Transactions	41,167	6,871,858
Total Increase (Decrease) in Net Assets	(1,194,867)	5,791,949
Net Assets:
Beginning of Period	18,822,232	13,030,283
End of Period	$17,627,365	$18,822,232
Share Transactions:
Issued	50,000	200,000
Redeemed	(50,000)	—
Net Increase in Shares Outstanding from Share Transactions	—	200,000

(1)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China Index ETF
	Period Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Operations:
Net Investment Income	$119,564	$22,681
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(26,263)	59,468
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(750,530)	300,685
Net Increase (Decrease) in Net Assets Resulting from Operations	(657,229)	382,834
Distributions:	—	(43,104)
Capital Share Transactions:(1)
Issued	1,316,745	3,333,442
Increase in Net Assets from Capital Share Transactions	1,316,745	3,333,442
Total Increase in Net Assets	659,516	3,673,172
Net Assets:
Beginning of Period	6,369,641	2,696,469
End of Period	$7,029,157	$6,369,641
Share Transactions:
Issued	50,000	150,000
Net Increase in Shares Outstanding from Share Transactions	50,000	150,000

(1)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI One Belt One Road Index ETF
	Period Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Operations:
Net Investment Income	$417,404	$558,784
Net Realized Loss on Investments and Foreign Currency Translations	(598,789)	(3,080,305)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(689,962)	42,282
Net Decrease in Net Assets Resulting from Operations	(871,347)	(2,479,239)
Distributions:	—	(553,422)
Capital Share Transactions:(1)
Issued	—	2,531,004
Redeemed	(2,295,818)	(10,224,309)
Decrease in Net Assets from Capital Share Transactions	(2,295,818)	(7,693,305)
Total Decrease in Net Assets	(3,167,165)	(10,725,966)
Net Assets:
Beginning of Period	21,321,799	32,047,765
End of Period	$18,154,634	$21,321,799
Share Transactions:
Issued	—	100,000
Redeemed	(100,000)	(450,000)
Net Decrease in Shares Outstanding from Share Transactions	(100,000)	(350,000)

(1)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Emerging Markets Consumer Technology Index ETF
	Period Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Operations:
Net Investment Income (Loss)	$320,906	$(5,737)
Net Realized Loss on Investments and Foreign Currency Translations	(644,093)	(4,658,595)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,033,136)	(1,646,885)
Net Decrease in Net Assets Resulting from Operations	(1,356,323)	(6,311,217)
Capital Share Transactions:(1)
Issued	—	31,316,594
Redeemed	(5,594,142)	(20,153,426)
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,594,142)	11,163,168
Total Increase (Decrease) in Net Assets	(6,950,465)	4,851,951
Net Assets:
Beginning of Period	28,680,231	23,828,280
End of Period	$21,729,766	$28,680,231
Share Transactions:
Issued	—	1,250,000
Redeemed	(250,000)	(900,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(250,000)	350,000

(1)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI China Environment Index ETF
	Period Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Operations:
Net Investment Income	$82,901	$116,395
Net Realized Loss on Investments and Foreign Currency Translations	(20,815)	(1,570,720)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(639,134)	441,845
Net Decrease in Net Assets Resulting from Operations	(577,048)	(1,012,480)
Distributions:	—	(107,314)
Capital Share Transactions:(1)
Issued	—	2,265,922
Redeemed	—	(4,248,046)
Decrease in Net Assets from Capital Share Transactions	—	(1,982,124)
Total Decrease in Net Assets	(577,048)	(3,101,918)
Net Assets:
Beginning of Period	4,056,435	7,158,353
End of Period	$3,479,387	$4,056,435
Share Transactions:
Issued	—	100,000
Redeemed	—	(200,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(100,000)

(1)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Electric Vehicles and Future Mobility Index ETF
	Period Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Operations:
Net Investment Income	$377,016	$305,894
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	70,428	(2,855,760)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(198,962)	(996,927)
Net Increase (Decrease) in Net Assets Resulting from Operations	248,482	(3,546,793)
Distributions:	—	(382,192)
Capital Share Transactions:(1)
Issued	1,036,536	10,157,198
Redeemed	(9,578,071)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(8,541,535)	10,157,198
Total Increase (Decrease) in Net Assets	(8,293,053)	6,228,213
Net Assets:
Beginning of Period	33,025,842	26,797,629
End of Period	$24,732,789	$33,025,842
Share Transactions:
Issued	50,000	450,000
Redeemed	(450,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(400,000)	450,000

(1)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China Healthcare Index ETF
	Period Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Operations:
Net Investment Income	$144,299	$24,544
Net Realized Loss on Investments and Foreign Currency Translations	(4,116,307)	(6,156,072)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,360,395	(248,794)
Net Decrease in Net Assets Resulting from Operations	(2,611,613)	(6,380,322)
Distributions:	—	(136,712)
Capital Share Transactions:(1)
Issued	—	52,247,029
Redeemed	(20,545,304)	(10,724,139)
Increase (Decrease) in Net Assets from Capital Share Transactions	(20,545,304)	41,522,890
Total Increase (Decrease) in Net Assets	(23,156,917)	35,005,856
Net Assets:
Beginning of Period	39,003,867	3,998,011
End of Period	$15,846,950	$39,003,867
Share Transactions:
Issued	—	2,150,000
Redeemed	(1,000,000)	(550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,000,000)	1,600,000

(1)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CCBS China Corporate High Yield Bond USD Index ETF
	Period Ended September 30, 2019 (unaudited)	Period Ended March 31, 2019(1)
Operations:
Net Investment Income	$308,043	$431,819
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	62,716	(12,382)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(145,408)	238,617
Net Increase in Net Assets Resulting from Operations	225,351	658,054
Distributions:	(293,714)	(374,120)
Return of Capital:	—	(49,368)
Capital Share Transactions:(2)
Issued	—	11,985,226
Redeemed	—	—
Increase in Net Assets from Capital Share Transactions	—	11,985,226
Total Increase (Decrease) in Net Assets	(68,363)	12,219,792
Net Assets:
Beginning of Period	12,219,792	—
End of Period	$12,151,429	$12,219,792
Share Transactions:
Issued	—	300,001
Redeemed	—	—
Net Increase in Shares Outstanding from Share Transactions	—	300,001

(1)    Commenced operations on June 26, 2018.

(2)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Emerging Markets Healthcare Index ETF
	Period Ended September 30, 2019 (unaudited)	Period Ended March 31, 2019(1)
Operations:
Net Investment Income (Loss)	$1,064	$(7,486)
Net Realized Loss on Investments and Foreign Currency Translations	(235,199)	(327,821)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(133,809)	105,842
Net Decrease in Net Assets Resulting from Operations	(367,944)	(229,465)
Distributions:	—	(752)
Capital Share Transactions:(2)
Issued	—	5,708,901
Redeemed	(3,091,737)	(1,002,273)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,091,737)	4,706,628
Total Decrease in Net Assets	(3,459,681)	4,476,411
Net Assets:
Beginning of Period	4,476,411	—
End of Period(2)	$1,016,730	$4,476,411
Share Transactions:
Issued	(150,000)	250,002
Redeemed	—	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	200,002

(1)    Commenced operations on August 29, 2018.

(2)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

KraneShares MSCI Emerging Markets ex China Index ETF
Period Ended September 30, 2019 (unaudited)(1)
Operations:
Net Investment Income	$66,379
Net Realized Loss on Investments and Foreign Currency Translations	(2,302)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(131,060)
Net Decrease in Net Assets Resulting from Operations	(66,983)
Distributions:	—
Capital Share Transactions:(2)
Issued	2,500,050
Increase in Net Assets from Capital Share Transactions	2,500,050
Total Increase in Net Assets	2,433,067
Net Assets:
Beginning of Period	—
End of Period	$2,433,067
Share Transactions:
Issued	100,002
Net Increase in Shares Outstanding from Share Transactions	100,002

(1)    Commenced operations on April 12, 2019.

(2)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

(This page intentionally left blank.)

Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2019 (Unaudited)

For the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares CICC China Leaders 100 Index ETF(3)#
2019***	28.00	0.57	(2.45)	(1.88)	—	—	—
2019	33.88	0.66	(2.09)	(1.43)	(0.68)	(3.77)	—
2018(1)	34.06	0.24	7.22	7.46	(0.30)	(7.34)	—
2017	28.02	0.21	6.54	6.75	(0.33)	—	(0.38)
2016	34.20	0.18	(3.21)	(3.03)	(0.25)	(2.89)	(0.01)
2015	31.42	0.12	2.97	3.09	(0.31)	—	—
KraneShares CSI China Internet ETF
2019***	47.04	0.03	(5.65)	(5.62)	—	—	—
2019	61.11	0.10	(12.90)	(12.80)	(0.01)	(1.26)	—
2018(1)	42.21	(0.19)	19.43	19.24	(0.34)	—	—
2017	35.76	(0.27)	7.13	6.86	(0.30)	—	(0.11)
2016	34.18	(0.20)	1.84	1.64	(0.06)	—	—(4)
2015	35.93	(0.14)	(1.32)	(1.46)	(0.29)	—	—
KraneShares Bosera MSCI China A Share ETF
2019***	31.88	0.51	(2.38)	(1.87)	—	—	—
2019	34.47	0.60	(2.27)	(1.67)	(0.52)	(0.40)	—
2018(1)	28.38	0.21	6.22	6.43	(0.18)	(0.16)	—
2017	30.37	(0.01)	(0.67)	(0.68)	—	(0.85)	(0.46)
2016	53.55	0.62	(13.67)	(13.05)	(0.41)	(9.72)	—
2015	28.92	(0.22)	24.90	24.68	(0.05)	—	—
KraneShares E Fund China Commercial Paper ETF
2019***	34.22	0.48	(2.07)	(1.59)	(0.58)	—	—
2019	37.23	1.31	(2.29)	(0.98)	(1.95)	—	(0.08)
2018(1)	32.82	1.07	3.34	4.41	—	—	—
2017	34.18	0.61	(1.96)	(1.35)	—	—	(0.01)
2016	34.81	1.01	(1.39)	(0.38)	(0.21)	(0.01)	(0.03)
2015(2)	35.00	0.39	(0.35)	0.04	(0.23)	—	—

(1)     March 29, 2018 represents the last business day of the Fund’s reporting period in 2018.

(2)     The Fund commenced operations on December 2, 2014.

(3)     Effective August 1, 2014, the KraneShares CSI China Five Year Plan ETF changed its name to KraneShares CSI New China ETF. Effective June 1, 2016, the KraneShares CSI New China ETF changed its name to KraneShares Zacks New China ETF. Effective November 1, 2018, the KraneShares Zacks New China ETF was renamed the KraneShares CICC China Leaders 100 Index ETF.

(4)     Amount was less than $0.01 per share.

(5)     Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Fund paid the Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.78% of the average daily net assets of the Fund (prior to March 24, 2016, the Fund paid the Adviser at an annual rate of 1.10% of the average daily net assets of the Fund). Effective March 24, 2016, pursuant to the terms of an Expense Limitation Agreement, the Adviser had contractually agreed to reduce its management fee to 0.68% of the Fund’s average daily net assets until July 31, 2017.

(6)     As of February 17, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser had contractually agreed to waive its management fee by 0.20% of the Fund’s average daily net assets. The contractual fee waiver will remain in effect until October 4, 2019.

(7)     As of July 28, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee and/or reimburse the Fund in an amount equal to the fees paid by the Fund to counsel to the Independent Trustees of the Trust until July 31, 2018.

(8)     Fund received reimbursement from third-party for dilution to shareholders for an accounting error. Absent the reimbursement, total return would have been (4.44)%.

(9)     The expenses during the year include a one-time, non-recurring expense. Had this expense not been included, the net and gross expense ratios for the period would have been 0.59% and 0.71%, respectively.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	26.12	(6.71)	3,918	0.69†	0.69†	4.14†	72††
(4.45)	28.00	(0.62)	2,800	0.70	0.70	2.21	181
(7.64)	33.88	22.57	5,082	0.71(7)	0.71(7)	0.64	105
(0.71)	34.06	24.54	3,406	0.84	0.84	0.55	86
(3.15)	28.02	(9.71)	2,803	0.73	0.73	0.60	575
(0.31)	34.20	9.92	3,421	0.71	0.71	0.37	36

—	41.42	(11.95)	1,501,503	0.73†	0.73†	0.13†	15††
(1.27)	47.04	(20.44)	2,074,505	0.75(10)	0.76(10)	0.20	70
(0.34)	61.11	45.62	1,628,622	0.70(7)	0.70(7)	(0.33)	29
(0.41)	42.21	19.44	291,257	0.81	0.81	(0.72)	35
(0.06)	35.76	4.77	194,869	0.72	0.72	(0.56)	27
(0.29)	34.18	(4.09)	131,612	0.71	0.71	(0.39)	43

—	30.01	(5.87)	550,746	0.60†	0.80†	3.36†	71††
(0.92)	31.88	(4.01)	604,035	0.60	0.80	2.05	106
(0.34)	34.47	22.68	353,324	0.60	0.80	0.61	52
(1.31)	28.38	(2.04)	52,494	0.72(6)	0.84(6)	(0.04)	95
(10.13)	30.37	(27.18)	4,555	0.93(5)	1.18(5)	1.18	116
(0.05)	53.55	85.37	26,774	1.31	1.51	(0.55)	110

(0.58)	32.05	(4.68)	17,627	0.57†^	0.69†^	2.92†^	—††
(2.03)	34.22	(2.52)	18,822	0.58^	0.70^	3.76^	—
—	37.23	13.44	13,030	0.77^(7)(9)	0.89^(7)(9)	3.10^	—
(0.01)	32.82	(3.95)(8)	9,845	0.95^	1.07^	1.84^	—
(0.25)	34.18	(1.11)	18,799	0.57^	0.69^	2.92^	717
(0.23)	34.81	0.13	8,702	0.60†^	0.72†^	3.46†^	—††

(10)   During the year ended March 31, 2019, the Fund participated in securities lending, generating $9,746,130 in security lending income. The expense ratios include $968,632 in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.69% and 0.70%, respectively.

*        Per share data calculated using average shares method

**      Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.

***     For the six-month period ended September 30, 2019. All ratios for the period have been annualized, except for the Total Return.

†       Annualized.

††     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

^       The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses of the money market funds.

#       After the close of the markets on September 13, 2016, the Fund effected a 2 for 1 share split. Per share data has been adjusted to reflect the share split.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights (concluded)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2019 (Unaudited)

For the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares MSCI All China Index ETF
2019***	25.48	0.40	(2.45)	(2.05)	—	—	—
2019	26.96	0.18	(1.23)	(1.05)	(0.43)	—	—
2018(1)	22.56	0.45	4.28	4.73	(0.33)	—	—
2017	21.66	0.37	1.88	2.25	(0.70)	(0.47)	(0.18)
2016	25.63	0.29	(3.86)	(3.57)	(0.35)	(0.05)	—
2015(2)	25.00	—	0.63	0.63	—	—	—
KraneShares MSCI One Belt One Road Index ETF
2019***	23.69	0.48	(1.48)	(1.00)	—	—	—
2019	25.64	0.48	(1.82)	(1.34)	(0.61)	—	—
2018(1)(3)	25.00	0.08	0.59^	0.67	(0.03)	—	—
KraneShares Emerging Markets Consumer Technology Index ETF
2019***	22.94	0.28	(1.49)	(1.21)	—	—	—
2019	26.48	(0.00)	(3.54)	(3.54)	—	—	—
2018(1)(4)	25.00	(0.03)	1.51^	1.48	—	—	—
KraneShares MSCI China Environment Index ETF
2019***	20.28	0.41	(3.29)	(2.88)	—	—	—
2019	23.86	0.39	(3.61)	(3.22)	(0.36)	—	—
2018(1)(5)	25.00	(0.09)	(1.05)	(1.14)	—	—	—
KraneShares Electric Vehicles and Future Mobility Index ETF
2019***	20.64	0.25	(0.28)	(0.03)	—	—	—
2019	23.30	0.21	(2.62)	(2.41)	(0.25)	—	—
2018(1)(6)	25.00	0.02	(1.72)	(1.70)	—	—	—
KraneShares MSCI All China Health Care Index ETF
2019***	22.29	0.12	(1.28)	(1.16)	—	—	—
2019	26.65	0.02	(4.30)	(4.28)	(0.04)	(0.04)	—
2018(1)(7)	25.00	(0.03)	1.68	1.65	—	—	—
KraneShares CCBS China Corporate High Yield Bond USD Index ETF
2019***	40.73	1.03	(0.28)	0.75	(0.98)	—	—
2019(8)	40.00	1.55	0.67	2.22	(1.31)	—#	(0.18)
KraneShares Emerging Markets Healthcare Index ETF
2019***	22.38	0.01	(2.06)	(2.05)	—	—	—
2019(9)	25.00	(0.04)	(2.58)	(2.62)	—#	—	—
KraneShares MSCI Emerging Markets ex China Index ETF
2019***(10)	25.00	0.66	(1.33)	(0.67)	—	—	—

(1)       March 29, 2018 represents the last business day of the Fund’s reporting period in 2018.

(2)       The Fund commenced operations on February 12, 2015.

(3)       The Fund commenced operations on September 7, 2017.

(4)       The Fund commenced operations on October 11, 2017.

(5)       The Fund commenced operations on October 12, 2017.

(6)       The Fund commenced operations on January 18, 2018.

(7)       The Fund commenced operations on January 31, 2018.

(8)       The Fund commenced operations on June 26, 2018.

(9)       The Fund commenced operations on August 29, 2018.

(10)     The Fund commenced operations on April 12, 2019.

(11)      As of July 28, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee and/or reimburse the Fund in an amount equal to the fees paid by the Fund to counsel to the Independent Trustees of the Trust until July 31, 2018.

(12)     The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.78%, 0.79% and 0.53%, respectively.

(13)     The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.78%, 0.78% and (0.22)%, respectively.

(14)     The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.78%, 0.79% and (0.78)%, respectively.

(15)     The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.69%, 0.69% and 0.44%, respectively.

(16)     The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.79%, 0.79% and (0.79)%, respectively.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	23.43	(8.05)	7,029	0.51†	0.51†	0.70†	2††
(0.43)	25.48	(3.52)	6,370	0.67	0.69	0.74	62
(0.33)	26.96	20.99	2,696	0.63‡‡(11)	0.72‡‡(11)	1.75‡‡	3
(1.35)	22.56	11.24	2,256	0.37‡‡	0.73‡‡	1.70‡‡	25
(0.40)	21.66	(14.00)	2,166	0.91‡	1.12‡	1.27‡	1
—	25.63	2.52	2,563	0.88†‡	0.88†‡	(0.07)†‡	8††

—	22.69	(4.22)	18,155	0.79†	0.79†	4.15†	15††
(0.61)	23.69	(4.94)	21,322	0.79	0.79	2.05	72
(0.03)	25.64	2.67	32,048	0.79†‡‡(11)(12)	0.80†‡‡(11)(12)	0.52†(12)	1††

—	21.73	(5.27)	21,730	0.80†	0.80†	2.51†	24††
—	22.94	(13.37)	28,680	0.80	0.80	(0.02)	119
—	26.48	5.92	23,828	0.79†(11)(13)	0.79†(11)(13)	(0.23)†(13)	—††

—	17.40	(14.20)	3,479	0.79†	0.79†	4.45†	19††
(0.36)	20.28	(13.28)	4,056	0.79	0.80	1.92	147
—	23.86	(4.56)	7,158	0.78†(11)(14)	0.79†(11)(14)	(0.78)†(14)	36††

—	20.61	(0.15)	24,733	0.72†	0.72†	2.42†	28††
(0.25)	20.64	(10.19)	33,026	0.70	0.70	0.98	74
—	23.30	(6.80)	26,798	0.70†(15)	0.70†(15)	0.43†(15)	18††

—	21.13	(5.20)	15,847	0.72†	0.80†	1.16†	22††
(0.08)	22.29	(15.99)	39,004	0.79	0.79	0.08	71
—	26.65	6.60	3,998	0.82†(16)	0.82†(16)	(0.82)†(16)	—††

(0.98)	40.50	1.85	12,151	0.69†	0.69†	5.04†	36††
(1.49)	40.73	5.72	12,220	0.69†	0.69†	5.13†	38††

—	20.33	(9.16)	1,017	0.81†	0.81†	0.10†	35††
—	22.38	(10.47)	4,476	0.79†	0.79†	(0.34)†	57††

—	24.33	(2.68)	2,433	0.49†	0.59†	5.84†	—††

*        Per share data calculated using average shares method.

**      Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.

***     For the six-month period ended September 30, 2019. All ratios for the period have been annualized, except for the Total Return.

#       Amount was less than $0.01 per share.

^       Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

†       Annualized.

††     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

‡      The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies, except for investments in the KraneShares Bosera MSCI China A Share ETF.

‡‡    The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2019, the Trust had sixteen operational series. The financial statements herein and the related notes pertain to the KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares CCBS China Corporate High Yield Bond USD Index ETF, KraneShares Emerging Markets Healthcare Index ETF and KraneShares MSCI Emerging Markets ex China Index ETF (each, a “Fund” and collectively, the “Funds”). KraneShares Bosera MSCI China A Share ETF and KraneShares MSCI All China Index ETF and KraneShares MSCI Emerging Markets ex China Index ETF are diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act of 1940; while the KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares CCBS China Corporate High Yield Bond USD Index ETF and KraneShares Emerging Markets Healthcare Index ETF are non-diversified Funds. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. Central Huijin Investment Limited, a mainland Chinese-domiciled entity, currently holds approximately 46.2% of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), (the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

Notes to Financial Statements (Unaudited) (continued)

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to its respective index listed below (each, an “Underlying Index”):

KraneShares Funds	Index
KraneShares CICC China Leaders 100 Index ETF	CSI CICC Select 100 Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index
KraneShares Bosera MSCI China A Share ETF	MSCI China A Inclusion Index
KraneShares E Fund China Commercial Paper ETF	CSI Diversified High Grade Commercial Paper Index
KraneShares MSCI All China Index ETF	MSCI China All Shares Index
KraneShares MSCI One Belt One Road Index ETF	MSCI Global China Infrastructure Exposure Index
KraneShares Emerging Markets Consumer Technology Index ETF	Solactive Emerging Market Consumer Technology Index
KraneShares MSCI China Environment Index ETF	MSCI China IMI Environment 10/40 Index
KraneShares Electric Vehicles and Future Mobility Index ETF	Solactive Electric Vehicles and Future Mobility Index
KraneShares MSCI All China Health Care Index ETF	MSCI China All Shares Health Care 10/40 Index
KraneShares CCBS China Corporate High Yield Bond USD Index ETF	Solactive USD China Corporate High Yield Bond Index
KraneShares Emerging Markets Healthcare Index ETF	Solactive Emerging Markets Healthcare Index
KraneShares MSCI Emerging Markets ex China Index ETF	MSCI Emerging Markets ex China Index

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator and determined as of the regularly scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the Exchange is open.

In calculating the values of each Fund’s portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party

Notes to Financial Statements (Unaudited) (continued)

pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time. Prices for most securities held by a Fund are provided daily by independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two. As of and during the period ended September 30, 2019, the Funds did not hold options, swaps and futures.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued at the last reported sale price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. If there is no such reported sale, such securities are valued at the most recently reported bid price.

Securities for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. A Fund may fair value certain of the foreign securities held by the Fund each day the Fund calculates its NAV.

In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade,

Notes to Financial Statements (Unaudited) (continued)

but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane recommends and the Trust’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (‘‘Collared Securities’’). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined ‘‘limit down’’ or ‘‘limit up’’ prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track the Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when you will not be able to purchase or sell your shares. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

As of September 30, 2019, the total market value of securities valued in accordance with Fair Value Procedures is as follows:

KraneShares Funds	Fair Valued Amount	% of Net Assets
KraneShares CICC China Leaders 100 Index ETF	$—	0.0%
KraneShares MSCI All China Index ETF	—	0.0%
KraneShares MSCI One Belt One Road Index ETF	363,605	2.0%
KraneShares MSCI China Environment Index ETF	224,474	6.5%

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly,

Notes to Financial Statements (Unaudited) (continued)

the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of the Fund’s Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

KraneShares MSCI One Belt One Road Index ETF

Quantitative information about Level 3 fair value measurements
Assets	Fair Value at 9/30/19	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$363,605	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	0.0%

KraneShares MSCI China Environment Index ETF

Quantitative information about Level 3 fair value measurements
Assets	Fair Value at 9/30/19	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$224,474	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	0.0%

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits

Notes to Financial Statements (Unaudited) (continued)

of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2019, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on foreign currency translations on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of

Notes to Financial Statements (Unaudited) (continued)

the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral consisting of cash in the form of U.S. dollars, foreign currency, or securities issued or fully guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 102% on domestic securities and 105% on international securities of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 3).

The following table discloses the securities on loan as of September 30, 2019:

KraneShares Funds	Market Value of Securities on Loan	Cash Collateral for Securities on Loan
KraneShares CSI China Internet ETF	$101,348,781	$104,328,298
KraneShares Emerging Markets Consumer Technology Index ETF	823,981	851,781
KraneShares Electric Vehicles and Future Mobility Index ETF	1,596,887	1,643,490

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 50,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

Notes to Financial Statements (Unaudited) (continued)

The following table discloses Creation Unit breakdown for the period ended September 30, 2019:

KraneShares Funds	Creation Unit Shares	Standard Transaction Fee – Subscriptions	Value at September 30, 2019	Standard Transaction Fee – Redemptions	Maximum Variable Transaction Fee*
KraneShares CICC China Leaders 100 Index ETF	50,000	$ 800	$1,306,000	$ 2,500	2.00%
KraneShares CSI China Internet ETF	50,000	500	2,071,000	500	2.00%
KraneShares Bosera MSCI China A Share ETF	50,000	5,800	1,500,500	5,800	2.00%
KraneShares E Fund China Commercial Paper ETF	50,000	1,000	1,602,500	1,000	2.00%
KraneShares MSCI All China Index ETF	50,000	8,500	1,171,500	8,500	2.00%
KraneShares MSCI One Belt One Road Index ETF	50,000	3,900	1,134,500	3,900	2.00%
KraneShares Emerging Markets Consumer Technology Index ETF	50,000	1,500	1,086,500	1,500	2.00%
KraneShares MSCI China Environment Index ETF	50,000	750	870,000	750	2.00%
KraneShares Electric Vehicles and Future Mobility Index ETF	50,000	1,100	1,030,500	1,100	2.00%
KraneShares MSCI All China Health Care Index ETF	50,000	1,320	1,056,500	1,320	2.00%
KraneShares CCBS China Corporate High Yield Bond USD Index Fund	50,000	1,000	2,025,000	1,000	2.00%
KraneShares Emerging Markets Healthcare Index ETF	50,000	2,800	1,016,500	2,800	2.00%
KraneShares MSCI Emerging Markets ex China Index ETF	50,000	17,500	1,216,500	17,500	2.00%

* As a percentage of the Creation Unit(s) purchased.

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Notes to Financial Statements (Unaudited) (continued)

3. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) assist the securities lending agent of the Fund (the “Agent”) to determine which securities are available for loan, (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate (this provision became effective with respect to the Funds on the later of October 5, 2017, or the date the Fund commenced operations). The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the 1940 Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, effective on the later of October 5, 2017, or the date the Fund commenced operations, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations as “Security Lending Fees”.

Notes to Financial Statements (Unaudited) (continued)

KraneShares Funds	Management Fee
KraneShares CICC China Leaders 100 Index ETF	0.68%
KraneShares CSI China Internet ETF	0.68%
KraneShares Bosera MSCI China A Share ETF	0.78%
KraneShares E Fund China Commercial Paper ETF	0.68%
KraneShares MSCI All China Index ETF	0.68%
KraneShares MSCI One Belt One Road Index ETF	0.78%
KraneShares Emerging Markets Consumer Technology Index ETF	0.78%
KraneShares MSCI China Environment Index ETF	0.78%
KraneShares Electric Vehicles and Future Mobility Index ETF	0.68%
KraneShares MSCI All China Health Care Index ETF	0.78%
Kraneshares CCBS China Corporate High Yield Bond USD Index Fund	0.68%
Kraneshares Emerging Markets Healthcare Index ETF	0.78%
KraneShares MSCI Emerging Markets ex China Index ETF	0.58%

Prior to July 31, 2018, pursuant to the terms of an Expense Limitation Agreement, the Adviser had contractually agreed to reduce its management fee and/or reimburse the Funds, except for KraneShares Bosera MSCI China A Share ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares CCBS China Corporate High Yield Bond USD Index ETF and KraneShares Emerging Markets Healthcare Index ETF, in an amount equal to the fees paid by the Funds to counsel to the independent Trustees of the Trust.

Pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to waive its management fee for the KraneShares Bosera MSCI China A Share ETF by 0.20% of the Fund’s average daily net assets. This contractual fee waiver will continue until August 1, 2020, and may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

Pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee for the KraneShares E Fund China Commercial Paper ETF by 0.12% of the Fund’s average daily net assets until August 1, 2020. The Expense Limitation Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

Effective April 12, 2019, pursuant to the terms of an Expense Limitation Agreement, Krane has contractually agreed to waive its advisory fee for the the KraneShares MSCI All China Index ETF by 0.20% of the Fund’s average daily net assets and reduce its management fee in an amount equal to any Acquired Fund Fees and Expenses incurred by the Fund from its investments in the KraneShares Bosera MSCI China A Share ETF. This Expense Limitation Agreement will continue until August 20, 2020. The Expense Limitation Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

The Adviser and each Sub-Adviser bear all of their own costs associated with providing these advisory services.

Notes to Financial Statements (Unaudited) (continued)

SUB-ADVISORY AGREEMENT — Bosera Asset Management (International) Co., Ltd. (“Bosera”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares Bosera MSCI China A Share ETF and is responsible for the day-to-day management of the Fund, subject to the supervision by the Adviser and the Board. For the services Bosera provides to KraneShares Bosera MSCI China A Share ETF, the Adviser pays Bosera a fee equal to 50% of the net revenue the Adviser receives from the Fund.

CCB Securities Ltd. (“CCBS”), located at 18/F CCB Centre, 18 Wang Chiu Road, Kowloon Bay, Kowloon, Hong Kong, serves as the sub-adviser of KraneShares CCBS China Corporate High Yield Bond USD Index ETF. CCBS is responsible for the day-to-day investment management of the Fund, subject to the supervision of Krane and the Board. The Adviser has entered into a Sub-Advisory Agreement with CCBS pursuant to which the Adviser has agreed to pay CCBS a fee equal to 50% of net revenue earned by the Adviser from the Fund. For these purposes, net revenue is defined as gross revenue less gross fund-related expenses (including any waiver by the Adviser of its compensation under the investment advisory agreement and any payments or reimbursements by Krane of the Fund’s expenses).

E Fund Management (Hong Kong) Co., Limited (‘‘E Fund”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares E Fund China Commercial Paper ETF and is responsible for the day-to-day management of the Fund, subject to the supervision by the Adviser and the Board. For the services E Fund provides to KraneShares E Fund China Commercial Paper ETF, the Adviser pays E Fund a fee equal to 50% of the net revenue the Adviser receives from the Fund.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2019 no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

Notes to Financial Statements (Unaudited) (continued)

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2019, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

KraneShares Funds	Purchases	Sales and Maturities
KraneShares CICC China Leaders 100 Index ETF	$4,246,983	$2,674,707
KraneShares CSI China Internet ETF	256,526,825	305,539,683
KraneShares Bosera MSCI China A Share ETF	444,867,107	447,746,514
KraneShares E Fund China Commercial Paper ETF	—	—
KraneShares MSCI All China Index ETF	1,377,665	151,014
KraneShares MSCI One Belt One Road Index ETF	2,930,715	3,853,074
KraneShares Emerging Markets Consumer Technology Index ETF	6,011,477	7,484,021
KraneShares MSCI China Environment Index ETF	718,104	684,195
KraneShares Electric Vehicles and Future Mobility Index ETF	8,389,831	9,711,010
KraneShares MSCI All China Health Care Index ETF	5,481,884	25,831,538
KraneShares CCBS China Corporate High Yield Bond USD Index Fund	4,673,866	4,124,195
KraneShares Emerging Markets Healthcare Index ETF	812,279	3,450,000
KraneShares MSCI Emerging Markets ex China Index ETF	2,529,528	—

During the period ended September 30, 2019, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended September 30, 2019, in-kind transactions associated with creations and redemptions were:

KraneShares Funds	Purchases	Sales and Maturities	Realized Gain (Loss)
KraneShares CSI China Internet ETF	$206,457,618	$464,952,691	$44,484,274
KraneShares MSCI All China Index ETF	228,015	—	—
KraneShares MSCI One Belt One Road Index ETF	—	1,029,681	3,842
KraneShares Emerging Markets Consumer Technology Index ETF	—	3,548,967	502,459
KraneShares Electric Vehicles and Future Mobility Index ETF	779,547	7,300,477	879,881
KraneShares MSCI All China Health Care Index ETF	—	57,500	3,830
KraneShares Emerging Markets Healthcare Index ETF	—	450,453	(2,295)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Unaudited) (continued)

The tax character of dividends and distributions paid during the years or periods ended March 31, 2019 and March 29, 2018 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares CICC China Leaders 100 Index ETF
2019	$244,415	$200,757	$—	$445,172
2018	44,526	1,101,598	—	1,146,124
KraneShares CSI China Internet ETF
2019	$620,213	$52,155,720	$—	$52,775,933
2018	7,001,175	—	—	7,001,175
KraneShares Bosera MSCI China A Share ETF
2019	$10,176,902	$712,126	$—	$10,889,028
2018	2,946,446	—	—	2,946,446
KraneShares E Fund China Commercial Paper ETF
2019	$704,248	$—	$28,559	$732,807
2018	—	—	—	—
KraneShares MSCI All China Index ETF
2019	$43,104	$—	$—	$43,104
2018	32,628	—	—	32,628
KraneShares MSCI One Belt One Road Index ETF
2019	$553,422	$—	$—	$553,422
2018	6,687	—	—	6,687
KraneShares Emerging Market Consumer Technology Index ETF
2019	$—	$—	$—	$—
2018	—	—	—	—
KraneShares MSCI China Environment Index ETF
2019	$107,314	$—	$—	$107,314
2018	—	—	—	—
KraneShares Electric Vehicles and Future Mobility Index ETF
2019	$382,192	$—	$—	$382,192
2018	—	—	—	—
KraneShares MSCI All China Health Care Index ETF
2019	$136,712	$—	$—	$136,712
2018	—	—	—	—
KraneShares CCBS China Corporate High Yield Bond USD Index Fund
2019	$374,120	$—	$49,368	$423,488
KraneShares Emerging Markets Healthcare Index ETF
2019	$752	$—	$—	$752

Notes to Financial Statements (Unaudited) (continued)

As of March 31, 2019, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares CICC China Leaders 100 Index ETF	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A Share ETF	KraneShares E Fund China Commercial Paper ETF	KraneShares MSCI All China Index
Undistributed Ordinary Income	$—	$—	$—	$—	$2,941
Capital Loss Carryforwards	—	—	(7,407,733)	(28,632)	(131,967)
Post October Losses	(623,235)	(93,150,121)	(15,932,668)	—	—
Qualified Late-Year Loss Deferrals	(3,477)	—	(66,907)	(391,750)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	485,480	(160,441,670)	2,757,359	158,417	681,664
Other Temporary Differences	(1)	6	(6)	(11)	—
Total Distributable Earnings (Accumulated Losses)	$(141,233)	$(253,591,785)	$(20,649,955)	$(261,976)	$552,638
	KraneShares MSCI One Belt One Road Index ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Environment Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF	KraneShares MSCI All China Health Care Index ETF
Undistributed Ordinary Income	$44,176	$64,368	$—	$—	$—
Post October Losses	—	—	(767,588)	—	(1,522,222)
Capital Loss Carryforwards	(2,564,896)	(2,287,120)	(700,820)	(2,300,182)	—
Qualified Late-Year Loss Deferrals	—	—	(44)	(1,965)	(64,320)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,325,015)	(3,741,678)	(46,367)	(2,908,055)	(4,743,033)
Other Temporary Differences	—	—	—	—	—
Total Distributable Earnings (Accumulated Losses)	$(3,845,735)	$(5,964,430)	$(1,514,819)	$(5,210,202)	$(6,329,575)

Notes to Financial Statements (Unaudited) (continued)

	KraneShares CCBS China Corporate High Yield Bond USD Index ETF	KraneShares Emerging Markets Healthcare Index ETF
Undistributed Ordinary Income	$—	$17,204
Capital Loss Carryforwards	—	(277,708)
Post October Losses	(12,897)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	238,733	30,287
Other Temporary Differences	58,098	—
Total Distributable Earnings (Accumulated Losses)	$283,934	$(230,217)

The KraneShares MSCI Emerging Markets ex China Index ETF did not commence operations prior to March 31, 2019.

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2019 through March 31, 2019 and November 1, 2018 through March 31, 2019, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these provisions are as follows:

KraneShares Funds	Short-Term Loss	Long-Term Loss	Total
KraneShares Bosera MSCI China A Share ETF	$7,407,733	$—	$7,407,733
KraneShares E Fund China Commercial Paper ETF	28,288	344	28,632
KraneShares MSCI All China Index ETF	7,048	124,920	131,968
KraneShares MSCI One Belt One Road Index ETF	2,511,485	53,411	2,564,896
KraneShares Emerging Markets Consumer Technology Index ETF	1,922,675	364,445	2,287,120
KraneShares MSCI China Environment Index ETF	700,820	—	700,820
KraneShares Electric Vehicles and Future Mobility Index ETF	1,885,086	415,096	2,300,182
KraneShares Emerging Markets Healthcare Index ETF	277,708	—	277,708

During the year ended March 31, 2019, KraneShares E Fund China Commercial Paper ETF and KraneShares MSCI All China Index ETF utilized $13,029 and $67,006 of capital loss carryforwards, respectively, to offset capital gains.

Notes to Financial Statements (Unaudited) (continued)

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment companies. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2019 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares CICC China Leaders 100 Index ETF	$3,804,492	$307,309	$(218,590)	$88,719
KraneShares CSI China Internet ETF	1,787,181,306	113,699,389	(259,726,688)	(146,027,299)
KraneShares Bosera MSCI China A Share ETF	575,987,704	25,732,682	(51,524,795)	(25,792,113)
KraneShares E Fund China Commercial Paper ETF	17,119,879	16,044	(714,636)	(698,592)
KraneShares MSCI All China Index ETF	7,067,403	492,157	(549,874)	(57,717)
KraneShares MSCI One Belt One Road Index ETF	19,749,177	1,475,583	(3,184,940)	(1,709,357)
KraneShares Emerging Markets Consumer Technology Index ETF	25,528,250	1,631,083	(4,376,279)	(2,745,196)
KraneShares MSCI China Environment Index ETF	3,780,029	271,514	(627,889)	(356,375)
KraneShares Electric Vehicles and Future Mobility Index ETF	28,702,149	1,810,773	(4,221,047)	(2,410,274)
KraneShares MSCI All China Healthcare Index ETF	14,545,795	2,201,345	(919,988)	1,281,357
KraneShares CCBS China Corporate High Yield Bond USD Index ETF	11,543,767	254,310	(161,101)	93,209
KraneShares Emerging Markets Healthcare Index ETF	1,034,446	126,100	(154,051)	(27,951)
KraneShares MSCI Emerging Markets ex China Index ETF	2,529,499	90,287	(221,318)	(131,031)

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A Shares could result in unexpected tax liabilities for the Funds. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (“QFII”)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by non-residents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty, but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC”) rules regarding the taxation of non-resident investors are

Notes to Financial Statements (Unaudited) (continued)

quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. It is also unclear how China’s value added tax (“VAT”) may be affected by tax treaty provisions. If such a tax is collected, the expenses will be passed on and borne by the Funds. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Funds. If the Funds expect VAT to be imposed, they reserve the right to establish a reserve for such tax. If the Funds establish such a reserve but are not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Funds do not establish such a reserve but ultimately are subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from investments in a Fund. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of A Shares on a public Chinese exchange (such as the Shanghai Stock Exchange). However, such investors are still required to pay capital gains tax for gains realized on trades executed before November 17, 2014. The Funds have recorded capital gains tax for gains realized prior to November 17, 2014, and have reflected such taxes in the Statement of Assets and Liabilities.

On November 7, 2018, China’s Ministry of Finance and the State Administration of Taxation jointly issued Circular 108. This circular announced a three year exemption from corporate income tax withholding (“WHT”) and Value Added Tax (“VAT”) for China-sourced bond interest derived by overseas institutional investors. The WHT and VAT exemptions apply from November 7, 2018 to November 6, 2021.

6. CONCENTRATION OF RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”. The following risks pertain to all Funds, unless otherwise noted.

Cash and Cash Equivalents Risk — The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

CHINA RISK — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

Notes to Financial Statements (Unaudited) (continued)

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Further, the Chinese economy is heavily dependent upon trading with key partners. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions or even the threat of such developments, could lead to significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

The RMB Bond market is volatile with a risk of trading suspensions in particular securities and government interventions. Trading in RMB Bonds may be suspended without warning and for lengthy periods. Information on such trading suspensions, including as to their expected length, may be unavailable. Securities affected by trading suspensions may be or become illiquid. In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

CHINESE CREDIT RATING RISKS (KraneShares E Fund China Commercial Paper ETF and KraneShares CCBS China Corporate High Yield Bond USD Index ETF) — The debt securities included in Underlying Index securities, and therefore the securities held by the KraneShares E Fund China Commercial Paper ETF Fund, will generally be rated by Chinese ratings agencies (and not by U.S. nationally recognized statistical ratings organizations (“NRSROs”)). The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by NRSROs and international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by NRSROs or other international credit rating agencies.

CONCENTRATION RISK — Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index, the Fund may be subject to principal risks, as outlined in each Funds’ prospectus. Each Fund may have significant exposure to other industries or sectors over time.

CURRENCY RISK — The Fund’s NAV is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

DEPOSITARY RECEIPTS RISK (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer

Notes to Financial Statements (Unaudited) (continued)

Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Emerging Markets Healthcare Index ETF and KraneShares MSCI Emerging Markets ex China Index ETF) — The Fund may hold the securities of foreign companies in the form of depositary receipts, including American Depositary Receipts and Global Depositary Receipts. Investing in depositary receipts entails the risks associated with foreign investments. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts. Like direct investments in foreign securities, investments in depositary receipts involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Emerging Markets Risk — The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash Transactions Risk.    Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

International Closed Market Trading Risk.    Because certain of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between current pricing of an underlying security and stale pricing, resulting in the Fund trading at a discount or premium to NAV greater than those incurred by other ETFs.

New Fund Risk.    The Fund is new. If the Fund does not grow large in size once it commences trading, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

Notes to Financial Statements (Unaudited) (continued)

Premium/Discount Risk.    There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk.    Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

EQUITY SECURITIES RISK — The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

FIXED INCOME SECURITIES RISK (KraneShares E Fund China Commercial Paper ETF and KraneShares CCBS China Corporate High Yield Bond USD Index ETF) — Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., it defaults on its obligations). Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments go down; and when interest rates go down, the prices of most debt instruments go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. The current low-interest-rate environment heightens the risks associated with rising interest rates.

FOREIGN SECURITIES RISK — Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers as foreign trading markets are not typically as active as U.S. markets and may have less governmental regulation and oversight. For example, non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. As a result, there may be less information publicly available about non-U.S. issuers. Investments in non-U.S. securities also involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Funds to buy and sell securities. These factors could result in a loss to the Funds by causing the Funds to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Funds’ assets to be uninvested for some period of time.

FRONTIER MARKETS RISK — Frontier market countries generally have smaller economies and less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Notes to Financial Statements (Unaudited) (continued)

GEOGRAPHIC FOCUS RISK — The Funds’ investments will be focused in a particular country, countries, or region and therefore a Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

HIGH PORTFOLIO TURNOVER RISK (KraneShares CICC China Leaders 100 Index ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF and KraneShares MSCI All China Health Care Index ETF) — The Fund may incur high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

INDUSTRY CONCENTRATION RISK (KraneShares E Fund China Commercial Paper ETF) — In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries or sector of the economy. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or group of industries, each Fund also is expected to concentrate its investments to approximately the same extent. If a Fund concentrates its investments in an industry, the Fund may face more risks than if it were diversified broadly over industries. In addition, at times, an industry or sector may be out of favor and underperforms other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector may disproportionately impact a Fund’s NAV.

The Fund utilizes a cash sweep program (the “Cash Sweep Program”). In the Cash Sweep Program, at least a portion of the Fund’s uninvested cash balance is used to purchase shares of funds that are registered in China, but not in the U.S., and that provide daily liquidity, including the E Fund Money Market Fund. The Fund may also invest in other similar investment companies that are registered in China and provide daily liquidity (collectively, the “PRC Investment Companies”). The Fund’s investments in the PRC Investment Companies are, in conjunction with other investments in investment companies (other than U.S. money market funds), subject to the limitations imposed by Section 12(d)(1) and the rules thereunder. The PRC Investment Companies are intended to provide liquidity, increased diversity of holdings, and a return on investment that is similar to the return on investments in underlying index constituents. Investments in the PRC Investment Companies are subject to the risks faced by them, which include credit risk, interest rate risk, currency risk, foreign investment risk, and custody risk. The PRC Investment Companies are PRC-domiciled funds and the Fund, therefore, will not enjoy the protections of the United States securities laws, including the 1940 Act, with respect to its investments in the PRC Investment Companies. In addition, E Fund is subject to conflicts of interest in allocating Fund assets to PRC Investment Companies that are sponsored by E Fund or its affiliates.

Investment in Investment Companies Risk — The Fund may invest in other investment companies, including those advised, sponsored or otherwise serviced by the Adviser, the Sub-Adviser and/or their affiliates. The Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the underlying fund’s expenses. the Adviser and the Sub-Adviser are subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by the Adviser and the Sub-Adviser and/or their affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act.

Notes to Financial Statements (Unaudited) (continued)

Large Capitalization Company Risk (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Emerging Markets Healthcare Index ETF and KraneShares MSCI Emerging Markets ex China Index ETF) — Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

LIQUIDITY RISK — Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time or price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Funds halt trading, it may have a cascading effect and cause the Funds to halt trading. Volatility in market prices will increase the risk of the Funds being subject to a trading halt.

Management Risk — Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that Krane or its subadviser’s E Fund’s security selection process, which is subject to a number of constraints, may not produce the intended results.

MARKET RISK — The values of the Funds’ holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Funds. Further, the Funds are susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Funds’ investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Funds to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

Non-Diversified Fund Risk (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares CCBS China Corporate High Yield Bond USD Index ETF and KraneShares Emerging Markets Healthcare Index ETF) — Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Notes to Financial Statements (Unaudited) (continued)

Passive Investment Risk — The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

SECURITIES LENDING RISK — To the extent a Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Small and Mid-Capitalization Company Risk (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares Emerging Markets Healthcare Index ETF and KraneShares MSCI Emerging Markets ex China Index ETF) — Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Tax Risk — In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Tracking Error Risk — The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Funds may not be able to sell a security at the price assigned to the security by the

Notes to Financial Statements (Unaudited) (concluded)

Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

7. OTHER

At September 30, 2019, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the NYSE Arca Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

8. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

11. SUBSEQUENT EVENTS

On October 20, 2019, the Adviser’s reimbursement of the withholding taxes settled in the Fund’s accounts.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, other than the above, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited)

At an in-person meeting on May 24, 2019, the Board of Trustees (“Board”) of the KraneShares Trust (“Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), voted to renew the existing advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the Trust (the “Advisory Agreement”), on behalf of each of the following series of the Trust: KraneShares CSI China Internet ETF (“KWEB”), KraneShares Bosera MSCI China A Share ETF (“KBA”), KraneShares MSCI One Belt One Road Index ETF (“OBOR”), KraneShares MSCI China Environment Index ETF (“KGRN”), KraneShares Electric Vehicles and Future Mobility Index ETF (“KARS”), KraneShares MSCI All China Health Care Index ETF (“KURE”), KraneShares Emerging Markets Consumer Technology Index ETF (“KEMQ”), KraneShares E Fund China Commercial Paper ETF (“KCNY”), KraneShares MSCI All China Index ETF (“KALL”), KraneShares CICC China Leaders 100 Index ETF (“KFYP”), KraneShares CCBS China Corporate High Yield Bond USD Index ETF (“KCCB”) and, KraneShares Emerging Markets Healthcare Index ETF (“KMED”).

At the same meeting, the Board voted to renew the existing subadvisory agreement between Krane and Bosera Asset Management (International) Co., Ltd. (“Bosera”) with respect to KBA, the existing subadvisory agreement between Krane and CCB Securities Ltd. (“CCBS”) with respect to KCCB, and the existing subadvisory agreement between Krane and E Fund Management (Hong Kong) Co., Ltd (“E Fund”) with respect to KCNY (the “Subadvisory Agreements”). E Fund, Bosera and CCBS are collectively referred to herein as the “Subadvisers,” and the Subadvisory Agreements and the Advisory Agreement are collectively referred to herein as the “Agreements.”

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by Krane and each Subadviser; (2) the costs of the services provided and profitability to Krane with respect to its relationship with the Funds; (3) the advisory fees and total expense ratios of each Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as a Fund grows and whether the advisory fee for the Fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by Krane and the Subadvisers from their relationship with the Funds.

In advance of the meeting, the Board requested, and Krane provided, certain information relating to the proposed Advisory Agreements. The Board also requested, and Bosera, CCBS and E-Fund provided, certain information relating to the respective Subadvisory Agreement. In addition to such information, the Board noted that the evaluation process with respect to Krane and the Subadvisers is an ongoing one. For example, the Board recognized that, at its regulatory scheduled meetings, it receives and considers information regarding, among other matters, the investment performance of the Funds, the services provided by Krane and the Subadvisers, and the expenses incurred by the Funds. The Board also receives information informally outside of the Board meetings. The Board’s consideration of the Agreements included information previously received at such meetings and outside of the meetings.

Nature, Quality and Extent of Services.    Based on written and oral reports received by the Board prior to and at the May 24, 2019 meeting, and a presentation from senior representatives of Krane at the May 24, 2019 meeting and in executive session with the Independent Trustees prior to the Board meeting, the Board considered the nature, quality and extent of the overall services provided by Krane under the Advisory Agreement and by each Subadviser under the Subadvisory Agreements. The Board considered the responsibilities of Krane and the Subadvisers and discussed resources committed by Krane to manage the Funds. The Board considered the significant time and effort invested by Krane in structuring the Trust and the Funds, obtaining necessary exemptive relief from the Securities and Exchange Commission (“SEC”), identifying and evaluating potential subadvisers,

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited) (continued)

developing new products, assessing the market appeal of each Fund’s investment strategy and arranging and overseeing service providers. The Board considered that Krane is responsible for establishing and monitoring each Fund’s investment program and either directly managing the day-to-day investment activities of the Funds or selecting and overseeing the Subadvisers, as applicable. The Board took note of its experience with the services provided by Krane and the Subadvisers, and considered Krane’s analysis and recommendations regarding each Subadviser. The Board also considered that Krane has established a securities lending program that benefits certain Funds and noted that Krane employs an experienced portfolio management team. The Board noted that Krane continually evaluates its existing compliance and operational staff, and that it continues to seek and retain qualified staff in these areas as its business continues to grow.

Performance.    The Board considers the performance of each operational Fund throughout the year. At each regular meeting of the Board, Krane reviews each operational Fund’s performance for various periods versus an identified peer group. The Board also regularly reviews the tracking error of each operational Fund that seeks to provide investment results correlated to the performance of an underlying index, and the Board noted that such information indicates that each Fund’s performance is reasonably correlated to that of the identified underlying index. The Board noted its discussions with Krane related to factors, such as the use of fair value pricing by the Funds and the Funds’ asset inflows and outflows, that affect the performance of the Funds but not their underlying indices. The Board also noted Krane’s view that each Fund offers investors unique investment exposure.

At the meeting, the Board was provided with and considered, among other things, information regarding each operational Fund’s returns against a group of comparable funds (“peer group”) and its respective Morningstar category. The Board also considered the Morningstar ratings received by KALL, KBA, KCNY, KFYP and KWEB based on their three-year performance records, acknowledging that those were the only Funds that had been operational for at least three years as of the date of the Board meeting. The Board noted that certain of the Funds had not yet commenced operations and thus such comparative data were not available. With respect to the operational Funds, the Board noted as follows:

With respect to KFYP, the Board noted that (1) the Fund’s tracking error was more than that of its peers; (2) the Fund’s performance was generally in line with its peer group for the one-year, three-year and since-inception periods ended March 31, 2019; and (3) the Fund outperformed its Morningstar category for the one-year, three-year and five-year periods ended March 31, 2019.

With respect to KWEB, the Board noted that: (1) the Fund’s tracking error was less than that of its peers; (2) the Fund underperformed its peer group for the three-year period, overperformed the since inception period, and was in line with the one-year period as compared to its peer group; and (3) the Fund underperformed its Morningstar category for the one-year, three-year and five-year periods ended March 31, 2019.

With respect to KBA, the Board noted that: (1) the Fund’s tracking error was generally in line with its peers; (2) the Fund performance was generally in line with its peer group for the one-year and three-year periods ended March 31, 2019, but underperformed its peer group for the since-inception period ended March 31, 2019; and (3) the Fund outperformed its Morningstar category for the one-year and five-year periods ended March 31, 2019, but underperformed its Morningstar category for the three-year period ended March 31, 2019.

With respect to OBOR, the Board noted that: (1) the Fund’s tracking error was generally in line with its peers; (2) the Fund’s performance was generally in line with its peer group for the one-year and

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited) (continued)

since-inception periods ended March 31, 2019; and (3) the Fund outperformed its Morningstar category for the one-year period ended March 31, 2019.

With respect to KGRN, the Board noted that: (1) the Fund’s tracking error was more than that of its peers; (2) the Fund underperformed its peer group for the one-year period ended March 31, 2019; and (3) the Fund underperformed its Morningstar category for the one-year period ended March 31, 2019.

With respect to KARS, the Board noted that: (1) the Fund’s tracking error was more than that of its peers; (2) the Fund’s performance was generally in line with its peer group for the since-inception period ended March 31, 2019; and (3) the Fund underperformed its Morningstar category for the one-year period ended March 31, 2019.

With respect to KURE, the Board noted that: (1) the Fund’s tracking error was generally in line with that of its peers: (2) the Fund’s performance was generally in line with its peer group for the since-inception period ended March 31, 2019; and (3) the Fund underperformed its Morningstar category for the one-year period ended March 31, 2019.

With respect to KEMQ, the Board noted that: (1) the Fund’s tracking error was more than that of its peers; (2) the Fund overperformed its peer group for the one-year and since-inception periods ended March 31, 2019; and (3) the Fund underperformed its Morningstar category for the one-year period ended March 31, 2019.

With respect to KCNY, the Board noted that: (1) the Fund’s tracking error was more than that of its peers; (2) the Fund underperformed its peer group for the one-year, three-year and since-inception periods ended March 31, 2019; and (3) the Fund underperformed its Morningstar category for the one-year and three-year periods ended March 31, 2019. In assessing the Fund’s relative performance, the Board considered the impact of the Fund’s average portfolio weighted duration as compared to that of its peer group and the Morningstar category.

With respect to KALL, the Board noted that: (1) the Fund’s tracking error was less than that of its peers; (2) the Fund outperformed its peer group for the one-year and three-year periods ended March 31, 2019 and underperformed its peers for the since-inception period ended March 31, 2019; and (3) the Fund outperformed its Morningstar category for the one-year and since-inception periods ended March 31, 2019, and underperformed its Morningstar category for the three-year period ended March 31, 2019.

With respect to KCCB, the Board noted that the Fund had less than one year of performance, but that, during that time: (1) the Fund’s tracking error was generally in line with that of its peers; and (2) the Fund overperformed it underlying index.

With respect to KMED, the Board noted that the Fund had less than one year of performance, but that, during that time, (1) the Fund’s tracking error was more than that of its peer group; (2) the Fund underperformed its Morningstar category for the since-inception period ended March 31, 2019.

Comparative Fees and Expenses.    The Board considered that Krane has entered into a unitary advisory fee arrangement with the Funds, under which Krane, and not the Funds, is responsible for paying many of the Funds’ expenses, including those of the Funds’ principal service providers and the Subadvisers. The Board considered the information provided by Krane regarding the amounts paid by it to the Funds’ service providers under the arrangement. The Board reviewed and considered the fees paid by the Funds in light of the nature, quality and extent of the services provided or obtained by Krane. The Board also considered the net expense ratios of the currently operational Funds compared to those of their peer groups. The

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited) (continued)

Board noted that: (1) management fees paid by KBA, KFYP, KALL, KGRN, KURE, KMED, OBOR, KCCB and KCNY were higher than their peer groups; (2) the KFYP, KGRN, KURE, KMED, OBOR, KCCB, and KCNY total expense ratios were higher than their peer groups; and (3) the KWEB, KBA, KALL, KEMQ, and KARS total expense ratios were the same or lower than their peer groups. The Board noted Krane’s representation that each Fund offers unique investment exposure for shareholders and potential investors in registered funds and that Krane only offers certain of these investment strategies in accounts not generally available to US retail investors. The Board also considered the effect of each Fund’s assets under management on its net expense ratio.

Although the Board received information regarding the fees paid to the Subadvisers under the Subadvisory Agreements, the Board noted the arm’s-length nature of the relationship between Krane and the Subadvisers with respect to the negotiation of subadvisory fee rates. The Board also considered that Krane (and not the Funds) pays the Subadviser’s fees.

Costs and Profitability.    The Board noted that Krane continued to waive certain fees and that, although Krane was now profitable, it was not making a profit from its relationship with certain of the Funds under the Advisory Agreement. The Board also considered Krane’s commitment to the success of the Funds and the use of a unitary fee structure under which Krane bears the risk if certain of the Funds’ expenses increase. The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies as well as other expenses Krane pays in accordance with the Advisory Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by each Subadviser from its relationship with the Funds, noting instead the arm’s-length nature of the relationship between Krane and the Subadvisers with respect to the negotiation of the subadvisory fee rate on behalf of each Fund and that Krane, and not the Fund, was responsible for paying the subadvisory fees under each subadvisory agreement.

Other Benefits.    The Board then considered the extent to which Krane and the Subadvisers derive ancillary benefits from the Funds’ operations, including potential benefits to Krane and the Subadvisers as a result of their ability to use Fund assets to engage in soft dollar transactions.

Economies of Scale.    The Board considered Krane’s representation that none of the Funds were currently in a position to realize economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through the addition of compliance and operations personnel, and that any economies of scale are shared with the Funds in this manner. The Board thus determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider.

Conclusion.    The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards applicable to its consideration of the Agreements. The Board noted that, as in the past, it would continue to monitor the Funds at its regular meetings and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory and subadvisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited) (continued)

At an in-person meeting on March 22, 2019, the Board of Trustees (“Board”) of the KraneShares Trust (“Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved the investment advisory agreement (“Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust with respect to KraneShares MSCI Emerging Markets ex China Index ETF (“KEMX”) (the “Agreement”).

In advance of the meeting, the Board considered that the evaluation process with respect to Krane is an ongoing one and, in this regard, noted that it considers information at each regularly scheduled meeting related to, among other matters, the services provided by Krane to each operational series of the Trust. The Board also noted that it receives additional information from Krane outside of the regularly scheduled Board meetings and at executive sessions held by the Independent Trustees.

In evaluating the Agreement, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided by Krane; (2) the proposed compensation to be paid under the Agreement; (3) the estimated costs of the services to be provided by Krane and Krane’s profitability expectations with respect to its services to KEMX; (4) the extent to which economies of scale could be realized by Krane as KEMX grows and whether the Agreement would enable investors to share in the benefits of economies of scale; and (5) other benefits Krane anticipated it may receive from its relationship with KEMX.

Nature, Extent, and Quality of Services

Based on the written and oral reports received by the Board prior to and at the March 22, 2019 meeting, including in executive session, the Board considered the nature, quality, and extent of the overall services to be provided by Krane under the Agreement. Among other things, the Board considered the personnel, experience and resources of Krane, and the ability of each to provide or obtain such services as may be necessary to manage KEMX. The Board took note of the qualifications, background and responsibilities of the senior personnel that would provide services to KEMX, and recent senior compliance personnel hired by Krane. The Board recognized that Krane had invested significant time and effort in structuring the Trust and KEMX, obtaining the necessary exemptive relief from the U.S. Securities and Exchange Commission, assessing the market appeal of KEMX’s investment strategies, and arranging service providers. The Board also considered the financial condition of Krane, and its current ownership structure. The Board noted that Krane is part of a larger family of investment management firms with significant resources.

The Board considered that Krane would be responsible for establishing and monitoring KEMX’s investment programs and carrying out directives of the Board. The Board noted that Krane would be responsible for the day-to-day investment activities of KEMX. The Board also considered the securities lending services that Krane may provide to KEMX under the Advisory Agreement. The Board considered that the Krane portfolio managers currently successfully manage a number of other funds. The Board considered that Krane has undertaken to continue to evaluate their existing compliance and operational staff and to seek and retain qualified staff in these areas as their businesses continue to grow.

Investment Performance

The Board noted that, because KEMX had not yet commenced investment operations, they had no investment performance. The Board considered that, once KEMX commences operations, it would receive regular reports regarding the performance of KEMX relative to their peer funds, including

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited) (continued)

tracking error of KEMX compared to its peer funds. The Board also considered its experience with Krane’s management of existing operational series of the Trust that pursue different investment strategies and Krane’s significant experience in managing portfolios with various investment objectives.

Compensation

The Board reviewed and considered the compensation proposed to be received by Krane under the Advisory Agreement in light of the nature, quality, and extent of the services to be provided by Krane. The Board received written presentations from Krane prior to and at the March 22, 2019 meeting and had the opportunity to ask questions of senior representatives of Krane at the March 22, 2019 meeting. The Board considered that Krane has entered into a unitary advisory fee arrangement with KEMX, under which Krane, and not KEMX, is responsible for paying many of KEMX’s expenses, including those of KEMX’s principal service providers, and considered the information provided by Krane regarding the amounts that would be paid by it to KEMX’s service providers under the arrangement.

The Board noted that the proposed advisory fee rate for KEMX under Schedule A of the Advisory Agreement (“advisory fee rate”) was in line with the peer group funds identified by Krane (“peer group funds”), and the proposed advisory fee rate for KSCD was below the peer group funds. The Board considered Krane’s representations regarding the competitive marketplace for KEMX, including Krane’s evaluation of its fees compared to other market participants.

The Board also considered the compensation paid to Krane by other advisory clients, including existing operational series of the Trust, as compared to KEMX. The Board recognized that Krane may receive additional compensation resulting from any securities lending-related services it provides to KEMX under Schedule B to the Advisory Agreement. The Board took note that it was not possible to estimate what such compensation might amount to and that such compensation would be monitored to ensure it is appropriate in light of the services to be provided by Krane.

Costs and Profitability

The Board considered the estimated cost of services and profitability of Krane with respect to KEMX. The Board noted that, because KEMX had not yet launched, it was difficult to estimate how profitable Krane’s services to KEMX under the Advisory Agreement would be to Krane. The Board received information from Krane regarding its financial stability and its profitability and had an opportunity to pose questions to Krane’s chief executive officer (“CEO”) and other senior members of management related to these matters, Krane’s broader business strategy and how launching KEMX could impact Krane’s profitability. The Board considered information from Krane regarding the range of assets KEMX was expected to gather and at what level of assets it expected its services to KEMX to become profitable. The Board also considered information previously provided by Krane regarding the cost of its services and profitability with respect to the existing operational series of the Trust and the similarities and differences between those series and KEMX. The Board noted Krane’s commitment to KEMX, including its proposal of a unitary fee structure under which Krane will bear many of KEMX’s expenses.

Other Benefits

The Board considered the extent to which Krane would derive ancillary benefits from KEMX’s operations, including potential benefits to Krane as a result of its ability to use the assets of KEMX to engage in soft-dollar transactions and that Krane could potentially benefit from any trades in KEMX

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited) (concluded)

conducted through a broker-dealer affiliated with the majority owner of Krane. The Board did not observe any other potential benefits to be realized by Krane from its relationship with KEMX.

Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services to KEMX as it grows larger, including the extent to which this would be reflected in the level of fees to be paid by KEMX to Krane. The Board noted that the proposed advisory fees for KEMX do not include breakpoints, and that it was difficult — before the commencement of investment operations — to accurately evaluate potential economies of scale. The Board took note, however, that Krane consistently reinvests a portion of its profits in its business, including through the addition of additional compliance and operations personnel, and that such reinvestment benefits the Trust. Based on these and other considerations, including that KEMX was newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards applicable to its consideration of the Agreement. The Independent Trustees met in executive session with Krane’s CEO and Independent Trustee counsel to address such standards and recent developments in this area of the law, and to consider Krane’s financial stability and strategic initiatives and to consider how KEMX and other strategic initiatives would impact Krane’s business and staffing. The Board noted that, once KEMX becomes operational, it will continue to monitor KEMX at its regular meetings, during executive sessions of the Independent Trustees, and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements as outlined in the Agreement, was reasonable.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2019 to September 30, 2019).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return.    This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.    This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 4/1/2019	Ending Account Value 9/30/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares CICC China Leaders 100 Index ETF
Actual Fund Return	$1,000.00	$932.90	0.69%	$3.33
Hypothetical 5% Return	1,000.00	1,021.55	0.69	3.49
KraneShares CSI China Internet ETF
Actual Fund Return	$1,000.00	$880.50	0.73%	$3.43
Hypothetical 5% Return	1,000.00	1,021.35	0.73	3.69
KraneShares Bosera MSCI China A Share ETF
Actual Fund Return	$1,000.00	$941.30	0.60%	$2.89
Hypothetical 5% Return	1,000.00	1,022.03	0.60	3.01
KraneShares E Fund China Commercial Paper ETF
Actual Fund Return	$1,000.00	$953.20	0.57%	$2.78
Hypothetical 5% Return	1,000.00	1,022.15	0.57	2.88
KraneShares MSCI All China Index ETF
Actual Fund Return	$1,000.00	$919.50	0.51%	$2.45
Hypothetical 5% Return	1,000.00	1,022.45	0.51	2.58
KraneShares MSCI One Belt One Road Index ETF
Actual Fund Return	$1,000.00	$957.80	0.79%	$3.87
Hypothetical 5% Return	1,000.00	1,021.05	0.79	3.99
KraneShares Emerging Markets Consumer Technology Index ETF
Actual Fund Return	$1,000.00	$947.30	0.80%	$3.91
Hypothetical 5% Return	1,000.00	1,021.00	0.80	4.04
KraneShares MSCI China Environment Index ETF
Actual Fund Return	$1,000.00	$858.00	0.79%	$3.67
Hypothetical 5% Return	1,000.00	1,021.05	0.79	3.99
KraneShares Electric Vehicles and Future Mobility Index ETF
Actual Fund Return	$1,000.00	$998.50	0.72%	$3.60
Hypothetical 5% Return	1,000.00	1,021.40	0.72	3.64
KraneShares MSCI All China Healthcare Index ETF
Actual Fund Return	$1,000.00	$948.00	0.72%	$3.51
Hypothetical 5% Return	1,000.00	1,021.40	0.72	3.64
KraneShares CCBS China Corporate High Yield Bond USD Index ETF
Actual Fund Return	$1,000.00	$1,018.50	0.69%	$3.48
Hypothetical 5% Return	1,000.00	1,021.55	0.69	3.49
KraneShares Emerging Markets Healthcare Index ETF
Actual Fund Return	$1,000.00	$908.40	0.81%	$3.86
Hypothetical 5% Return	1,000.00	1,020.95	0.81	4.09
KraneShares MSCI Emerging Markets ex China Index ETF
Actual Fund Return(2)	$1,000.00	$973.20	0.49%	$2.26
Hypothetical 5% Return	1,000.00	1,022.55	0.49	2.48

(1)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period from 04/01/19-09/30/19).

(2)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 171/366 (to reflect the one-half year period from 04/12/19-09/30/19).

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at http://kraneshares.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

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KraneShares Trust:

280 Park Avenue 32nd Floor

New York, New York 10017

1-855-857-2638

http://kraneshares.com/

Investment Adviser:

Krane Funds Advisors, LLC

280 Park Avenue 32nd Floor

New York, New York 10017

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, New York 10017

KRS-SA-001-0700

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the most recent half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certification as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2019

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 9, 2019